UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-214
SENTINEL GROUP FUNDS, INC.
National Life Drive, Montpelier, Vermont 05604
Sentinel Asset Management, Inc.
National Life Drive, Montpelier, Vermont 05604
Registrant's telephone number, including area code: (802) 229-3113
Date of fiscal year end: November 30
Date of reporting period: December 1, 2008 to May 31, 2009

Table of Contents

4	Message to Shareholders
5	Understanding your Sentinel Funds Financial Statements
6	Sentinel Balanced Fund
9	Sentinel Capital Growth Fund
11	Sentinel Common Stock Fund
13	Sentinel Conservative Allocation Fund
17	Sentinel Georgia Municipal Bond Fund
18	Sentinel Government Money Market Fund
19	Sentinel Government Securities Fund
21	Sentinel Growth Leaders Fund
22	Sentinel International Equity Fund
24	Sentinel Mid Cap Growth Fund
26	Sentinel Mid Cap Value Fund
28	Sentinel Short Maturity Government Fund
32	Sentinel Small Company Fund
34	Sentinel Small/Mid Cap Fund
36	Sentinel Sustainable Core Opportunities Fund
38	Sentinel Sustainable Growth Opportunities Fund
40	Statement of Assets and Liabilities
44	Statement of Operations
48	Statement of Changes in Net Assets
56	Financial Highlights
71	Notes to Financial Statements
89	Actual and Hypothetical Expenses for Comparison Purposes
90	Expenses
92	Information and Services for Shareholders
95	Directors & Officers

Message to Shareholders

We have had a disquieting five months. We opened the year in a state of shock after the tumult of 2008. It seemed as if the bad news was mostly over, but the financial system again showed its ability to shock even the most jaded investor. Most banks reported awful year-end numbers and lined up at the Treasury for bailout money and special treatment. The market digested a flurry of bad news starting with poor economic numbers, numerous acronym-heavy programs (TARP, TALF, PPIP), acrimony over bonuses and rescue plans for the big three car companies.

The market took fright and from January until early March fell over 28%. But just as dramatically, the market rallied as companies reported better than expected numbers for the first quarter and some major economic indicators, such as retail sales, inflation and housing showed better than expected results. It was not so much that things were “good” but that they were “less worse” than people thought. And from such news the market rallied promptly by over 37% to the end of this reporting period (May 31st).

What can we learn from this? Benjamin Graham noted that in the short-term, markets are voting machines but in the long term, they are weighing machines. By this, he meant that markets overreact but that they generally get it right in the long term. The short term can be very painful as witnessed over the last 18 months. As to where we go from here, we should look at the economy, interest rates and the stock market.

Economy: The U.S. economy has been in recession for 18 straight months. Forthcoming and upward revisions to the 2002 [sic] GNP data suggest that the economic correction was even greater than thought. The various stimulus programs have had minor effect. Some encouraging signals on the economy include better consumer data, mortgage activity and low producer price inflation. But we do not expect any quick recovery. Consumers are scarred. They are carefully rebuilding balance sheets and unemployment remains high and climbing.

Interest Rates: Rates have risen this year. The benchmark 10-Year U.S. Treasury rate rose from 2.4% to 3.8% in June. The major reason is that debt issuance threatens to overwhelm the bond market. By some estimates, the Treasury will sell over $3.5 trillion of debt in 2009. The market cannot absorb such volume without significant risk premium. The upward rate move suggests resistance to the quite staggering level of debt the U.S. government wants to borrow. There is little inflationary pressure. Wages and consumer demand govern inflation. Neither is likely to add much to inflation in coming months. We expect rates to remain at current levels but that there will be some volatility as the Federal Reserve makes its intentions clearer.

Stock Market: By some measures the market remains cheap even after the recent rally. The earnings yield of 7% is nearly twice the rate of 10-year Treasury Notes. Other favorable indicators include low levels of borrowing by non-financial companies, streamlined operating costs and a low, cyclically-adjusted price-to-earnings ratio. But the ultimate test is always earnings. The next few months will be important as company management provides crucial information on costs, order books, margins and volumes. We believe the news will be generally, but not uniformly, good. For this reason, we remain overweight in staples, materials and strong industrial companies but underweight in consumer discretionary.

We are experienced investors at Sentinel. We have always believed that diversification works and aim to not expose our clients to undue risk. We also believe in quality. We buy companies we understand, with management that is committed to the long term. We know that volatility can be very unsettling but believe patience is rewarded. Thank you for your confidence in Sentinel.

As always, we thank you for your business and I hope you will call us if you have any questions.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investment in Securities	4 Statement of Changes in Net Assets
This schedule shows you which investments your fund owned on	This statement shows how each fund’s net assets changed over
the last day of the reporting period. The schedule includes:	the past two reporting periods. It details how much a fund grew
•a list of each investment	or shrank as a result of:
•the number of shares/par amount of each stock, bond or	•operations — a summary of the Statement of Operations for
short-term note	the most recent period
•the market value of each investment	•distributions — income and gains distributed to
•the percentage of investments in each industry	shareholders
•the percent and dollar breakdown of each category	•capital share transactions — shareholders’ purchases,
reinvestments, and redemptions
Net assets at the beginning of the period plus the sum of
operations, distributions to shareholders and capital share
2 Statement of Assets and Liabilities	transactions result in net assets at the end of the period.
This statement details what the fund owns (assets), what it owes
(liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the
fund’s net assets. For each class of shares, the	5 Financial Highlights
net assets divided by the total number of shares outstanding	This statement itemizes current period activity and statistics and
gives you the price of an individual share, or the net asset	provides comparison data for the last five fiscal years (or less if
value per share.	the fund or class is not five years old). On a per-share basis, it
Net Assets are also broken down by capital (money invested	includes:
by shareholders); net investment income not yet paid to	•share price at the beginning of the period
shareholders or net investment losses, if any; net gains earned	•investment income and capital gains or losses
on investments but not yet paid to shareholders or net losses	•income and capital gains distributions paid to shareholders
on investments (known as realized gains or losses); and finally	•share price at the end of the period
gains or losses on securities still owned by the fund (known
as unrealized appreciation or depreciation). This breakdown	It also includes some key statistics for the period:
tells you the value of net assets that are performance-related,	•total return — the overall percentage return of the fund,
such as investment gains or losses, and the value of net assets	assuming reinvestment of all distributions
that are not related to performance, such as shareholder	•expense ratio — operating expenses as a percentage of
investments and redemptions.	average net assets
•net income ratio — net investment income as a percentage
of average net assets
3 Statement of Operations	•portfolio turnover — the percentage of the portfolio that was
This statement breaks down how each fund’s net assets	replaced during the period
changed during the period as a result of the fund’s operations.
It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and
distributions. Fund Operations include:
•income earned from investments
•management fees and other expenses
•gains or losses from selling investments (known as realized gains or losses)
•gains or losses on current fund holdings (known as
unrealized appreciation or depreciation)

Sentinel Balanced Fund
(Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	62.9%
U.S. Government Obligations	34.8%
Foreign Stocks & ADR's	3.7%
Corporate Bonds	0.1%
Cash and Other	-1.5%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.7%	FNR 06-88 BV	6.50%	11/25/25	3.9%
United Technologies Corp.	1.5%	GNMA 701568	6.00%	01/15/39	3.8%
Johnson & Johnson	1.4%	U.S. Treasury Note	3.125%	05/15/19	3.4%
Chevron Corp.	1.3%	GNMA 673063	5.50%	09/15/38	3.0%
Procter & Gamble Co.	1.3%	U.S. Treasury Bond	3.50%	02/15/39	3.0%
Int'l. Business Machines Corp.	1.1%	FHR 2654 OG	5.00%	02/15/32	2.7%
Freeport-McMoRan Copper & Gold	1.1%	FHR 2454 BK	6.50%	05/15/32	2.2%
Microsoft Corp.	1.1%	FNMA 745875	6.50%	09/01/36	1.8%
Canadian National Railway Co.	1.1%	FNR 01-59 Z	7.00%	11/25/31	1.6%
PepsiCo, Inc.	1.0%	U.S. Treasury Note	3.25%	05/31/16	1.5%
Total of Net Assets*	13.6%	Total of Net Assets*			26.9%
Average Effective Duration (for all Fixed Income Holdings) 4.8 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 34.8%			FHLMC G18091			FNR 94-31 ZC
U.S. Government Agency			6%, 12/01/20	27M	$ 28,502	6.5%, 02/25/24	2,565M	$2,766,542
Obligations 26.9%			FHLMC G18106			FNR 06-88 BV
Federal Home Loan Bank 3.5%			5.5%, 03/01/21	50M	52,447	6.5%, 11/25/25	7,232M	7,848,593
Agency Discount Notes:			FHLMC G11943			FNR 02-73 TE
0.07%, 06/01/09	7,000M	$7,000,000	5.5%, 04/01/21	52M	54,908	5.5%, 03/25/29	10M	9,771
Federal Home Loan Mortgage					232,558	FNR 01-46 ZG
Corporation 5.2%			20-Year:			6%, 09/25/31	2,097M	2,234,550
Collateralized Mortgage Obligations:			FHLMC P00020			FNR 01-59 Z
FHR 2654 OG			6.5%, 10/01/22	354M	376,215	7%, 11/25/31	2,917M	3,175,061
5%, 02/15/32	5,206M	5,481,656	30-Year:					16,087,778
FHR 2454 BK			FHLMC G08062			MBS ARM:
6.5%, 05/15/32	4,000M	4,323,491	5%, 06/01/35	68M	70,110	30-Year:
		9,805,147	Total Federal Home Loan			FNMA 811311
Mortgage-Backed Securities:			Mortgage Corporation		10,484,030	4.584%, 12/01/34	13M	13,035
15-Year:			Federal National Mortgage			FNMA 810896
FHLMC E01488			Association 11.3%			4.828%, 01/01/35	12M	12,243
5%, 10/01/18	57M	59,052	Collateralized Mortgage Obligations:			FNMA 832258
FHLMC E01492			FNR 02-2 UC			4.813%, 08/01/35	67M	68,938
5.5%, 10/01/18	36M	37,649	6%, 02/25/17	50M	53,261			94,216

6 The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund (Continued)

	Principal			Principal
	Amount	Value		Amount	Value		Shares	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)			(Note 2)
Mortgage-Backed Securities:			U.S. Treasury Bond			Consumer Staples 6.6%
15-Year:			3.5%, 02/15/39	7,000M	$ 6,034,231	Altria Group, Inc.	30,000	$512,700
FNMA 254907					15,872,856	CVS Caremark Corp.	34,600	1,031,080
5%, 10/01/18	52M	$54,159	Total U.S. Government
FNMA 255273			Obligations			HJ Heinz Co.	45,000	1,646,100
4.5%, 06/01/19	85M	87,758	(Cost $68,721,802)		69,925,189	Kellogg Co.	33,420	1,445,415
FNMA 255358			Corporate Bonds 0.1%			Kimberly-Clark Corp.	32,160	1,668,782
5%, 09/01/19	22M	22,456	Basic Industry 0.0%			Kraft Foods, Inc.	35,000	913,850
		164,373	Enterprise Products Operating LP			PepsiCo, Inc.	40,000	2,082,000
30-Year:			4.95%, 06/01/10	20M	20,115	Philip Morris Int'l., Inc.	30,000	1,279,200
FNMA 500296			Consumer Discretionary 0.0%			Procter & Gamble Co.	50,000	2,597,000
6%, 04/01/29	15M	15,374	McDonald's Corp.					13,176,127
FNMA 545759			5%, 02/15/15	50M	49,911
6.5%, 07/01/32	1M	1,411	Energy 0.0%			Energy 8.8%
FNMA 687301						Apache Corp.	2,300	193,798
6%, 11/01/32	848	896	Atmos Energy Corp.			Baker Hughes, Inc.	1,600	62,496
			4.95%, 10/15/14	15M	14,551
FNMA 690305			XTO Energy, Inc.			Chevron Corp.	40,000	2,666,800
5.5%, 03/01/33	20M	20,823	5.3%, 06/30/15	20M	19,637	EOG Resources, Inc.	22,500	1,646,775
FNMA 555800					34,188	ExxonMobil Corp.	78,000	5,409,300
5.5%, 10/01/33	1,806M	1,875,056
FNMA 748895			Financials 0.1%			Marathon Oil Corp.	25,000	797,000
6%, 12/01/33	615M	646,529	Citigroup, Inc.			Noble Energy, Inc.	17,500	1,040,900
FNMA 797721			1.0044%, 05/18/10	50M	48,138	Pride Int'l., Inc. *	40,000	968,800
5.5%, 10/01/35	74M	77,098	First Horizon Alt. Mtg.			Schlumberger Ltd.	35,000	2,003,050
FNMA 745875			5.5%, 03/25/35	5M	5,002
6.5%, 09/01/36	3,480M	3,713,236			53,140	Transocean Ltd. *	13,731	1,091,340
		6,350,423	Health Care 0.0%			Weatherford Int'l. Ltd. *	88,000	1,821,600
Total Federal National Mortgage			Medtronic, Inc.					17,701,859
Association		22,696,790	4.75%, 09/15/15	50M	49,723	Financials 6.4%
Government National Mortgage			Real Estate 0.0%			ACE Ltd.	25,000	1,099,750
Corporation 6.9%			Brandywine Operating			American Express Co.	57,800	1,436,330
Mortgage-Backed Securities:			Partnership LP			Bank of America Corp.	60,000	676,200
15-Year:			5.4%, 11/01/14	5M	3,522
GNMA 514482			Telecommunications 0.0%			Bank of New York Mellon Corp.	45,000	1,250,100
7.5%, 09/15/14	60M	64,268	Corning, Inc.			Goldman Sachs Group, Inc.	8,803	1,272,650
30-Year:			6.2%, 03/15/16	15M	14,483	JPMorgan Chase & Co.	43,670	1,611,423
GNMA 673063			Total Corporate Bonds			Marsh & McLennan Cos., Inc.	30,000	567,600
5.5%, 09/15/38	5,846M	6,071,440	(Cost $229,122)		225,082	MetLife, Inc.	25,000	787,500
GNMA 701568						Morgan Stanley	15,000	454,800
6%, 01/15/39	7,397M	7,735,805		Shares		The Travelers Cos., Inc.	40,000	1,626,400
Total Government National		13,807,245	Domestic Common Stocks 62.9%			US Bancorp	55,800	1,071,360
			Consumer Discretionary 4.5%
Mortgage Corporation		13,871,513				Wells Fargo & Co.	40,000	1,020,000
Total U.S. Government Agency			Coach, Inc.	18,100	475,487			12,874,113
Obligations		54,052,333	Comcast Corp.	115,000	1,495,000	Health Care 10.1%
U.S. Treasury Obligations	7.9%		Gap, Inc.	9,800	174,930	Aetna, Inc.	30,000	803,400
U.S. Treasury Note			McDonald's Corp.	22,890	1,350,281	Amgen, Inc. *	35,150	1,755,391
3.25%, 05/31/16	3,000M	3,036,564	McGraw-Hill Cos., Inc.	50,000	1,504,500	Baxter Int'l., Inc.	17,330	887,123
U.S. Treasury Note			Nike, Inc.	10,300	587,615	Becton Dickinson & Co.	6,000	406,080
3.125%, 05/15/19	7,000M	6,802,061	Polo Ralph Lauren Corp.	12,500	672,750	Bristol-Myers Squibb Co.	60,000	1,195,200
			Time Warner Cable, Inc.	25,000	769,750	Celgene Corp. *	10,000	422,400
			Time Warner, Inc.	88,200	2,065,644	Covidien Ltd.	20,000	714,400
					9,095,957	Eli Lilly & Co.	30,000	1,037,100
						Gen-Probe, Inc. *	20,000	852,600

									7

	Sentinel Balanced Fund
	(Continued)

		Shares	Value			Shares	Value
			(Note 2)				(Note 2)
	Gilead Sciences, Inc. *	25,000	$ 1,077,500	Texas Instruments, Inc.		60,000	$1,164,000
	Johnson & Johnson	52,540	2,898,106				20,895,338
	Medco Health Solutions, Inc. *	15,000	688,350	Materials 2.7%
	Medtronic, Inc.	50,000	1,717,500	EI Du Pont de Nemours & Co.		50,000	1,423,500
	Merck & Co., Inc.	40,000	1,103,200	Freeport-McMoRan Copper & Gold, Inc.		40,000	2,177,200
	Pfizer, Inc.	100,000	1,519,000	Praxair, Inc.		25,000	1,830,000
	Schering-Plough Corp.	50,000	1,220,000				5,430,700
	St. Jude Medical, Inc. *	25,000	975,500	Telecommunication Services 1.5%
	Zimmer Holdings, Inc. *	25,000	1,113,750	AT&T, Inc.		50,000	1,239,500
			20,386,600	Rogers Communications, Inc.		22,800	680,580
	Industrials 11.1%			Verizon Communications, Inc.		40,000	1,170,400
	Boeing Co.	25,000	1,121,250				3,090,480
	Canadian National Railway Co.	49,600	2,155,616	Utilities 0.8%
	Deere & Co.	20,000	869,400	Entergy Corp.		20,000	1,492,400
	General Dynamics Corp.	34,900	1,985,810	Total Domestic Common Stocks
	General Electric Co.	125,000	1,685,000	(Cost $115,311,292)			126,462,113
	Honeywell Int'l., Inc.	55,400	1,837,064	Foreign Stocks & ADR's 3.7%
	L-3 Communications Holdings, Inc.	8,500	624,835	Australia 0.5%
				BHP Billiton Ltd. ADR		20,000	1,124,800
	Lockheed Martin Corp.	21,200	1,772,956	Finland 0.6%
	McDermott Int'l., Inc. *	50,000	1,098,500	Nokia Corp. ADR		75,000	1,147,500
	Northrop Grumman Corp.	25,000	1,190,500	Germany 0.8%
	Rockwell Automation, Inc.	21,740	667,201	SAP AG ADR		37,300	1,616,955
	Tyco Int'l. Ltd	26,525	732,355	Israel 0.6%
	Union Pacific Corp.	33,000	1,625,910	Teva Pharmaceutical Industries
	United Technologies Corp.	57,000	2,998,770	Ltd. ADR		25,000	1,159,000
	Waste Management, Inc.	70,800	1,953,372	Mexico 0.8%
			22,318,539	America Movil SA de CV ADR		40,000	1,533,200
	Information Technology 10.4%			United Kingdom 0.4%
	Accenture Ltd.	30,000	897,900	Diageo PLC ADR		15,000	818,400
	Activision Blizzard, Inc. *	84,000	1,014,720	Total Foreign Stocks & ADR's
	Adobe Systems, Inc. *	50,000	1,409,000	(Cost $7,365,061)			7,399,855
				Total Investments 101.5%
	Broadcom Corp. *	50,000	1,274,000	(Cost $191,627,277)†			204,012,239
	Cisco Systems, Inc. *	75,000	1,387,500	Excess of Liabilities Over
	Dolby Laboratories, Inc. *	25,000	901,500	Other Assets (1.5)%			(2,963,420)
	EMC Corp. *	115,100	1,352,425	Net Assets 100.0%		$ 201,048,819
	Intel Corp.	60,000	943,200
	Intersil Corp.	50,000	612,500	*	Non-income producing
	Int'l. Business Machines Corp.	21,437	2,278,324	†	Cost for federal income tax purposes is $191,627,277.
	Juniper Networks, Inc. *	30,000	741,900	At May 31,2009 unrealized appreciation for federal
	KLA-Tencor Corp.	35,000	945,000	income tax purposes aggregated $12,384,962 of
	Mettler-Toledo Int'l., Inc. *	10,000	711,900	which $29,124,247 related to appreciated securities
	Microsoft Corp.	104,010	2,172,769	and $16,739,285 related to depreciated securities.
	Motorola, Inc.	100,000	606,000
	NetApp, Inc. *	65,000	1,267,500	ADR	- American Depository Receipt
	Seagate Technology	80,000	696,800
	Teradata Corp. *	24,000	518,400

8

Sentinel Capital Growth Fund
(Unaudited)

Top Sectors
Sector			Percent of Net Assets	Sector			Percent of Net Assets
Materials			17.1%	Energy				10.4%
Information Technology			14.8%	Consumer Discretionary				8.5%
Health Care			14.1%	Financials				7.5%
Consumer Staples			12.1%	Telecommunication Services				2.2%
Industrials			11.8%

Top 10 Holdings*
Description			Percent of Net Assets	Description			Percent of Net Assets
Praxair, Inc.			6.0%	Roche Holding AG				2.9%
McDonald's Corp.			5.0%	Walgreen Co.				2.8%
Gilead Sciences, Inc.			3.9%	Schlumberger Ltd.				2.6%
SPDR Gold Trust			3.6%	ExxonMobil Corp.				2.6%
Int'l. Business Machines Corp.			3.3%	Total of Net Assets				35.7%
Emerson Electric Co.			3.0%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at May 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 89.6%			Weatherford Int'l. Ltd. *	20,800	$ 430,560	Jacobs Engineering Group,
Consumer Discretionary 8.5%					11,095,242	Inc. *	60,000	$2,574,000
Home Depot, Inc.	50,000	$ 1,158,000	Financials 7.5%			Union Pacific Corp.	30,000	1,478,100
McDonald's Corp.	90,500	5,338,595	BlackRock, Inc.	16,000	2,552,000			12,508,424
Tiffany & Co.	45,000	1,276,650	CME Group, Inc.	2,000	643,280	Information Technology 14.8%
Yum! Brands, Inc.	35,000	1,212,050	JPMorgan Chase & Co.	40,000	1,476,000	ANSYS, Inc. *	25,000	746,500
		8,985,295	Northern Trust Corp.	30,900	1,781,385	Apple, Inc. *	9,500	1,290,195
Consumer Staples 12.1%			Wells Fargo & Co.	60,500	1,542,750	Autodesk, Inc. *	90,000	1,931,400
Bunge Ltd.	17,200	1,088,244			7,995,415	Automatic Data Processing, Inc.	45,763	1,739,452
Colgate-Palmolive Co.	36,000	2,374,200	Health Care 11.2%			Cisco Systems, Inc. *	136,870	2,532,095
Corn Products Int'l., Inc.	43,400	1,146,194	Covidien Ltd.	15,000	535,800	Cognizant Technology
JM Smucker Co.	31,000	1,248,060	Gilead Sciences, Inc. *	95,400	4,111,740	Solutions Corp. *	43,000	1,083,170
						EMC Corp. *	30,400	357,200
PepsiCo, Inc.	24,554	1,278,035	Johnson & Johnson	20,000	1,103,200	Hewlett-Packard Co.	20,000	687,000
Procter & Gamble Co.	33,770	1,754,014	Medtronic, Inc.	68,428	2,350,502	Int'l. Business Machines Corp.	33,000	3,507,240
Walgreen Co.	100,000	2,979,000	St. Jude Medical, Inc. *	37,000	1,443,740	Microsoft Corp.	30,000	626,700
Wal-Mart Stores, Inc.	20,000	994,800	Stryker Corp.	60,000	2,306,400	Visa, Inc.	18,000	1,218,780
		12,862,547			11,851,382			15,719,732
Energy 10.4%			Industrials 11.8%			Materials 11.1%
Arch Coal, Inc.	13,000	240,890	Boeing Co.	13,000	583,050	Commercial Metals Co.	25,000	424,250
Devon Energy Corp.	15,000	948,600	Canadian Pacific Railway Ltd.	30,000	1,228,200	Freeport-McMoRan Copper &
EOG Resources, Inc.	20,000	1,463,800	Donaldson Co., Inc.	35,000	1,179,150	Gold, Inc. *	40,700	2,215,301
ExxonMobil Corp.	40,000	2,774,000	Emerson Electric Co.	99,600	3,196,164	Monsanto Co.	12,000	985,800
Noble Corp.	20,000	687,400	General Electric Co.	40,000	539,200	Nucor Corp.	12,900	566,439
Peabody Energy Corp.	39,300	1,335,414	Goodrich Corp.	29,000	1,407,660	Potash Corp. of Saskatchewan,
Schlumberger Ltd.	48,600	2,781,378	Illinois Tool Works, Inc.	10,000	322,900	Inc.	6,000	695,040
St. Mary Land & Exploration Co.	20,000	433,200				Praxair, Inc.	86,800	6,353,760

The accompanying notes are an integral part of the financial statements.									9

Sentinel Capital Growth Fund
(Continued)

	Shares	Value
		(Note 2)
Yamana Gold, Inc.	50,000	$ 588,500
		11,829,090
Telecommunication Services	2.2%
AT&T, Inc.	37,000	917,230
Verizon Communications, Inc.	50,000	1,463,000
		2,380,230
Total Domestic Common Stocks
(Cost $79,007,587)		95,227,357
Exchange Traded Funds 3.6%
Materials 3.6%
SPDR Gold Trust *
(Cost $2,900,530)	40,000	3,848,400
Foreign Stocks & ADR's 5.3%
Australia 2.4%
BHP Billiton Ltd. ADR	46,000	2,587,040
Switzerland 2.9%
Roche Holding AG ADR	90,000	3,082,500
Total Foreign Stocks & ADR's
(Cost $4,768,912)		5,669,540
Total Investments 98.5%
(Cost $86,677,029)†		104,745,297
Other Assets in Excess of
Liabilities 1.5%		1,554,691
Net Assets 100.0%		$ 106,299,988

* Non-income producing
†	Cost for federal income tax purposes is $86,677,029.
At May 31, 2009 unrealized appreciation for federal
income tax purposes aggregated $18,068,268 of
which $24,411,692 related to appreciated securities
and $6,343,424 related to depreciated securities.

ADR	- American Depository Receipt
SPDR	- Standard & Poor's Depository Receipts

10

Sentinel Common Stock Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.5%	Financials	10.0%
Health Care	14.9%	Consumer Discretionary	7.4%
Energy	14.0%	Materials	4.8%
Industrials	13.5%	Telecommunication Services	2.8%
Consumer Staples	10.7%	Utilities	1.2%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	3.9%	Freeport-McMoRan Copper & Gold, Inc.	1.9%
Procter & Gamble Co.	2.3%	PepsiCo, Inc.	1.9%
Schlumberger Ltd.	2.1%	Weatherford Int'l. Ltd.	1.7%
Int'l. Business Machines Corp.	2.1%	Honeywell Int'l., Inc.	1.7%
Johnson & Johnson	2.0%	Total of Net Assets	21.5%
United Technologies Corp.	1.9%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 91.9%			Chevron Corp.	197,400	$13,160,658	Amgen, Inc. *	150,000	$7,491,000
Consumer Discretionary 7.4%			EOG Resources, Inc.	120,000	8,782,800	Baxter Int'l., Inc.	125,000	6,398,750
Coach, Inc.	150,000	$3,940,500	ExxonMobil Corp.	500,000	34,675,000	Becton Dickinson & Co.	101,700	6,883,056
Comcast Corp.	800,000	10,400,000	Marathon Oil Corp.	200,000	6,376,000	Bristol-Myers Squibb Co.	350,000	6,972,000
Gap, Inc.	359,800	6,422,430	Noble Energy, Inc.	200,000	11,896,000	Celgene Corp. *	82,500	3,484,800
McDonald's Corp.	137,500	8,111,125	Pride Int'l., Inc. *	250,000	6,055,000	Covidien Ltd.	100,000	3,572,000
McGraw-Hill Cos., Inc.	300,000	9,027,000	Schlumberger Ltd.	325,000	18,599,750	Eli Lilly & Co.	70,400	2,433,728
Nike, Inc.	101,700	5,801,985	Transocean Ltd. *	83,247	6,616,472	Gen-Probe, Inc. *	140,000	5,968,200
Polo Ralph Lauren Corp.	80,000	4,305,600	Weatherford Int'l. Ltd. *	750,000	15,525,000	Gilead Sciences, Inc. *	200,000	8,620,000
Time Warner Cable, Inc.	150,000	4,618,500			125,141,340	Johnson & Johnson	325,000	17,927,000
Time Warner, Inc.	427,400	10,009,708	Financials 10.0%			Medco Health Solutions, Inc. *	85,000	3,900,650
TJX Cos., Inc.	120,700	3,561,857	ACE Ltd.	139,300	6,127,807	Medtronic, Inc.	318,600	10,943,910
		66,198,705	American Express Co.	240,000	5,964,000	Merck & Co., Inc.	175,000	4,826,500
Consumer Staples 9.8%			Bank of America Corp.	300,000	3,381,000	Pfizer, Inc.	595,000	9,038,050
Altria Group, Inc.	225,000	3,845,250	Bank of New York Mellon Corp.	325,000	9,028,500	Schering-Plough Corp.	300,000	7,320,000
CVS Caremark Corp.	325,000	9,685,000	Goldman Sachs Group, Inc.	60,000	8,674,200	St. Jude Medical, Inc. *	175,000	6,828,500
HJ Heinz Co.	250,000	9,145,000	JPMorgan Chase & Co.	367,750	13,569,975	Zimmer Holdings, Inc. *	160,000	7,128,000
Kellogg Co.	150,000	6,487,500	Marsh & McLennan Cos., Inc.	250,000	4,730,000			126,431,144
Kimberly-Clark Corp.	110,000	5,707,900	MetLife, Inc.	175,000	5,512,500	Industrials 13.5%
Kraft Foods, Inc.	200,000	5,222,000	Morgan Stanley	250,000	7,580,000	Boeing Co.	100,000	4,485,000
PepsiCo, Inc.	325,000	16,916,250	The Travelers Cos., Inc.	275,000	11,181,500	Canadian National Railway Co.	160,700	6,984,022
Philip Morris Int'l., Inc.	255,400	10,890,256	US Bancorp	443,800	8,520,960	Deere & Co.	140,000	6,085,800
Procter & Gamble Co.	391,475	20,333,211	Wells Fargo & Co.	225,000	5,737,500	General Dynamics Corp.	160,000	9,104,000
		88,232,367			90,007,942	General Electric Co.	700,000	9,436,000
Energy 14.0%			Health Care 14.1%			Honeywell Int'l., Inc.	449,300	14,898,788
Apache Corp.	41,000	3,454,660	Aetna, Inc.	250,000	6,695,000

The accompanying notes are an integral part of the financial statements. 11

Sentinel Common Stock Fund
(Continued)

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
L-3 Communications Holdings,			Foreign Stocks & ADR's 4.9%
Inc.	60,500	$4,447,355	Australia 0.5%
Lockheed Martin Corp.	100,000	8,363,000	BHP Billiton Ltd. ADR	85,000	$4,780,400
McDermott Int'l., Inc. *	280,300	6,158,191	Finland 0.8%
Northrop Grumman Corp.	160,000	7,619,200	Nokia Corp. ADR	465,000	7,114,500
Rockwell Automation, Inc.	125,000	3,836,250	Germany 1.2%
Tyco Int'l. Ltd.	155,850	4,303,018	SAP AG ADR	250,000	10,837,500
Union Pacific Corp.	175,000	8,622,250	Israel 0.8%
United Technologies Corp.	325,000	17,098,250	Teva Pharmaceutical Industries
Waste Management, Inc.	350,000	9,656,500	Ltd. ADR	149,400	6,926,184
		121,097,624	Mexico 0.7%
Information Technology 15.5%			America Movil SA de CV ADR	162,100	6,213,293
Accenture Ltd.	300,000	8,979,000	United Kingdom 0.9%
Activision Blizzard, Inc. *	600,000	7,248,000	Diageo PLC ADR	150,000	8,184,000
Adobe Systems, Inc. *	300,000	8,454,000	Total Foreign Stocks & ADR's
			(Cost $43,419,917)		44,055,877
Broadcom Corp. *	175,000	4,459,000
Cisco Systems, Inc. *	500,000	9,250,000		Principal
				Amount
Dolby Laboratories, Inc. *	150,000	5,409,000		(M=$1,000)
EMC Corp. *	750,000	8,812,500	Corporate Short-Term Notes 0.9%
Intel Corp.	325,000	5,109,000	Abbott Labs
Intersil Corp.	425,000	5,206,250	0.19%, 07/06/09	1,665M	1,664,692
Int'l. Business Machines Corp.	175,000	18,599,000	Chevron Funding
Juniper Networks, Inc. *	250,000	6,182,500	0.08%, 06/02/09	5,000M	4,999,989
			Coca Cola Co.
KLA-Tencor Corp.	250,000	6,750,000	0.33%, 07/22/09	700M	699,673
Mettler-Toledo Int'l., Inc. *	55,000	3,915,450	Pepsico, Inc.
Microsoft Corp.	600,000	12,534,000	0.19%, 07/06/09	400M	399,926
Motorola, Inc.	550,000	3,333,000	Total Corporate Short-Term Notes
NetApp, Inc. *	500,000	9,750,000	(Cost $7,764,280)		7,764,280
			Total Investments 97.7%
Seagate Technology	330,000	2,874,300	(Cost $740,511,046)†		875,877,364
Teradata Corp. *	166,000	3,585,600	Other Assets in Excess of
Texas Instruments, Inc.	450,000	8,730,000	Liabilities 2.3%		21,053,862
		139,180,600	Net Assets 100.0%		$ 896,931,226
Materials 4.3%
EI Du Pont de Nemours & Co.	231,300	6,585,111
Freeport-McMoRan Copper &			* Non-income producing
Gold, Inc.	313,700	17,074,691	†	Cost for federal income tax purposes is $740,511,046.
			At May 31, 2009 unrealized appreciation for federal
Praxair, Inc.	200,000	14,640,000	income tax purposes aggregated $135,366,318 of
		38,299,802	which $207,233,589 related to appreciated securities
Telecommunication Services 2.1%			and $71,867,271 related to depreciated securities.
AT&T, Inc.	300,000	7,437,000
Rogers Communications, Inc.	192,500	5,746,125	ADR	- American Depository Receipt
Verizon Communications, Inc.	198,152	5,797,928
		18,981,053
Utilities 1.2%
Entergy Corp.	100,000	7,462,000
Exelon Corp.	63,000	3,024,630
		10,486,630
Total Domestic Common Stocks
(Cost $689,326,849)		824,057,207

Sentinel Conservative Allocation Fund
(Unaudited)

Portfolio Weightings
Asset Category	Percent of Net Assets	Asset Category		Percent of Net Assets
U.S. Government Obligations	53.3%	Corporate Loans			1.9%
Domestic Common Stocks	30.7%	Limited Partnership Interests			0.1%
Corporate Bonds	10.4%	Cash and Other			-1.7%
Foreign Stocks & ADR's	5.3%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	0.9%	FHR 2654 OG	5.00%	02/15/32	5.7%
SAP AG	0.7%	FHR 2431 TE	6.50%	03/15/32	5.2%
Samsung Electronics Co Ltd.	0.6%	GNMA 699250	6.00%	09/15/38	4.1%
Int'l. Business Machines Corp.	0.6%	FGLMC C47348	7.00%	01/01/30	3.7%
PepsiCo, Inc.	0.6%	FHRR R003 VA	5.50%	08/15/16	3.4%
Comcast Corp.	0.6%	U.S. Treasury Note	3.125%	05/15/19	3.2%
Noble Energy, Inc.	0.6%	FHR 2395 ZG	6.00%	12/15/31	3.1%
AT&T, Inc.	0.5%	FNR 1999 32	6.00%	07/25/29	2.8%
Northrop Grumman Corp.	0.5%	U.S. Treasury Bond	3.50%	02/15/39	2.8%
Nokia Corp.	0.5%	U.S. Treasury Note	3.25%	05/31/16	2.8%
Total of Net Assets*	6.1%	Total of Net Assets*			36.8%
Average Effective Duration (for all Fixed Income Holdings) 4.1 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2009 (Unaudited)
	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 53.3%			Mortgage-Backed Securities:			Government National Mortgage
U.S. Government Agency			30-Year:			Corporation 8.6%
Obligations 44.6%			FGLMC C47348			Collateralized Mortgage Obligations:
Federal Home Loan Bank 6.0%			7%, 01/01/30	3,083M	$3,394,139	GNR 01-56 PT
Agency Discount Notes:			Total Federal Home Loan			6%, 11/20/31	2,280M	$ 2,432,539
0.07%, 06/01/09	2,500M	$2,500,000	Mortgage Corporation		20,521,268	Mortgage-Backed Securities:
0.08%, 06/03/09	3,000M	2,999,987	Federal National Mortgage			30-Year:
Total Federal Home Loan Bank		5,499,987	Association 7.7%			GNMA 691235
Federal Home Loan Mortgage			Collateralized Mortgage Obligations:			6%, 06/15/38	1,665M	1,741,188
Corporation 22.3%			FNR 94-31 ZC			GNMA 699250
Collateralized Mortgage Obligations:			6.5%, 02/25/24	2,022M	2,181,170	6%, 09/15/38	3,568M	3,732,082
FHRR R003 VA			FNR 99-32 B					5,473,270
5.5%, 08/15/16	2,920M	3,100,777	6%, 07/25/29	2,455M	2,608,443	Total Government National
FHR 2395 ZG					4,789,613	Mortgage Corporation		7,905,809
6%, 12/15/31	2,693M	2,871,696	Mortgage-Backed Securities:			Total U.S. Government Agency
FHR 2654 OG			30-Year:			Obligations		40,966,744
5%, 02/15/32	5,000M	5,264,748	FNMA 555800			U.S. Treasury Obligations 8.7%
FHR 2431 TE			5.5%, 10/01/33	2,167M	2,250,067	U.S. Treasury Note
6.5%, 03/15/32	4,459M	4,809,035	Total Federal National Mortgage			3.25%, 05/31/16	2,500M	2,530,470
FHR 2454 BK			Association		7,039,680	U.S. Treasury Note
6.5%, 05/15/32	1,000M	1,080,873				3.125%, 05/15/19	3,000M	2,915,169
		17,127,129

The accompanying notes are an integral part of the financial statements. 13

Sentinel Conservative Allocation Fund
(Continued)

	Principal			Principal
	Amount	Value		Amount	Value		Shares	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)			(Note 2)
U.S. Treasury Bond			Services Non-Cyclical 1.1%			General Mills, Inc.	2,811	$ 143,867
3.5%, 02/15/39	3,000M	$2,586,099	Community Health Systems, Inc.			HJ Heinz Co.	5,000	182,900
		8,031,738	8.875%, 07/15/15	500M	$496,875	Kimberly-Clark Corp.	4,544	235,788
Total U.S. Government			Universal Hospital Services, Inc.
Obligations			8.5%, 06/01/15	500M	482,500	Kraft Foods, Inc.	15,000	391,650
(Cost $47,829,755)		48,998,482			979,375	PepsiCo, Inc.	10,000	520,500
Corporate Bonds 10.4%			Telecommunications 0.5%			Philip Morris Int'l., Inc.	7,500	319,800
Basic Industry 0.0%			Corning, Inc.			Procter & Gamble Co.	7,000	363,580
Noranda Aluminum Acquisition			6.625%, 05/15/19	500M	504,678	Wal-Mart Stores, Inc.	3,928	195,379
Corp.
5.4125%, 05/15/15 (b)	18M	9,824	Utilities 1.9%					3,397,972
Capital Goods 1.0%			NRG Energy, Inc.			Energy 4.3%
Esco Corp.			7.375%, 02/01/16	1,000M	943,750	Chevron Corp.	5,000	333,350
			Tenaska Alabama Partners LP
8.625%, 12/15/13 (c)	500M	422,500				ConocoPhillips	7,088	324,914
			7%, 06/30/21 (c)	88M	71,382
L-3 Communications Corp.						ExxonMobil Corp.	12,000	832,200
			White Pine Hydro Portf. LLC
6.375%, 10/15/15	500M	457,500	7.26%, 07/20/15 (c)(d)	800M	696,153	Hess Corp.	3,000	199,770
		880,000			1,711,285	Marathon Oil Corp.	10,000	318,800
Consumer Cyclical 0.3%			Total Corporate Bonds			Noble Energy, Inc.	8,500	505,580
Warnaco, Inc.			(Cost $10,890,341)		9,522,057	Occidental Petroleum Corp.	3,162	212,202
8.875%, 06/15/13	250M	253,125	Corporate Loans 1.9%			Patterson-UTI Energy, Inc.	10,000	143,400
Energy 2.1%			Technology 1.2%			Pride Int'l., Inc. *	7,500	181,650
Complete Production Services, Inc.			First Data Corp.
8%, 12/15/16	500M	407,500	3.06%, 09/24/14 (g)	1,393M	1,037,780	Schlumberger Ltd.	5,000	286,150
El Paso Corp.			First Data Corp.			Transocean Ltd. *	4,000	317,920
8.05%, 10/15/30	250M	204,210	3.18%, 12/24/14 (g)	85M	62,958	Weatherford Int'l. Ltd. *	15,000	310,500
PHI, Inc.					1,100,738			3,966,436
7.125%, 04/15/13	500M	410,000
Regency Energy Partners LP			Utilities 0.7%			Financials 3.3%
8.375%, 12/15/13	487M	465,085	Texas Competitive Electric Co. LLC			ACE Ltd.	5,000	219,950
Sonat, Inc.			3.88%, 08/24/14 (h)	975M	670,312	Bank of America Corp.	12,670	142,791
7%, 02/01/18	510M	470,115	3.93%, 08/24/14 (h)	10M	677,1876,875	Bank of New York Mellon Corp.	7,500	208,350
		1,956,910				Franklin Resources, Inc.	1,800	120,330
			Total Corporate Loans
Financial 3.3%			(Cost $2,415,332)		1,777,925	Goldman Sachs Group, Inc.	2,500	361,425
Chubb Corp.						JPMorgan Chase & Co.	12,000	442,800
6.375%, 04/15/17	500M	389,465
Goldman Sachs Group, Inc.				Shares		Marsh & McLennan Cos., Inc.	7,000	132,440
6.75%, 10/01/37	500M	420,346	Domestic Common Stocks 30.7%			MetLife, Inc.	10,000	315,000
JPMorgan Chase & Co			Consumer Discretionary	1.8%		Moody's Corp.	4,700	128,733
6.4%, 05/15/38	500M	506,262	Coach, Inc.	5,400	141,858	PNC Financial Services
Prudential Financial, Inc.						Group, Inc.	5,006	228,023
6.625%, 12/01/37	500M	431,422	Comcast Corp.	40,000	520,000	The Travelers Cos., Inc.	7,409	301,250
Rabobank Nederland NV			Gap, Inc.	4,900	87,465	US Bancorp	12,500	240,000
11%, 12/29/49 (c)	500M	542,500	McDonald's Corp.	4,000	235,960
						Wells Fargo & Co.	8,032	204,816
Travelers Cos, Inc.			Polo Ralph Lauren Corp.	3,500	188,370			3,045,908
6.25%, 03/15/67	500M	355,189	Target Corp.	3,459	135,938
Wells Fargo & Co			Time Warner Cable, Inc.	2,928	90,153	Health Care 5.0%
5.375%, 02/07/35	500M	416,676	Time Warner, Inc.	11,666	273,218	Abbott Laboratories	5,000	225,300
		3,061,860			1,672,962	Aetna, Inc.	7,500	200,850
Services Cyclical 0.2%						Amgen, Inc. *	5,000	249,700
Nexus Ltd.			Consumer Staples 3.7%			Baxter Int'l., Inc.	6,000	307,140
10.5%, 03/07/12 (c)(d)	500M	100,000	Altria Group, Inc.	12,500	213,625	Becton Dickinson & Co.	5,000	338,400
PetroProd Ltd.			Coca-Cola Co.	4,455	219,008
7.1494%,			Colgate-Palmolive Co.	2,500	164,875	Bristol-Myers Squibb Co.	14,000	278,880
01/12/12 (c)(d)(e)(f)	500M	65,000	CVS Caremark Corp.	15,000	447,000	Cigna Corp.	7,500	166,275
		165,000				Covidien Ltd.	5,000	178,600

14

			Sentinel Conservative Allocation Fund
							(Continued)

	Shares	Value		Shares	Value	Shares		Value
		(Note 2)			(Note 2)			(Note 2)
Eli Lilly & Co.	5,200	$179,764	Seagate Technology	8,500	$74,035	South Korea 0.6%
Gen-Probe, Inc. *	7,500	319,725	Texas Instruments, Inc.	15,000	291,000	Samsung Electronics Co Ltd. (i)	1,200	$536,601
Gilead Sciences, Inc. *	5,000	215,500			4,027,780	Switzerland 0.4%
Johnson & Johnson	5,000	275,800	Materials 1.3%			Nestle SA (i)	5,000	182,064
Medtronic, Inc.	10,000	343,500	EI Du Pont de Nemours & Co.	7,000	199,290	Novartis AG ADR	3,500	140,070
Merck & Co., Inc.	10,000	275,800	Freeport-McMoRan Copper &					322,134
Pfizer, Inc.	20,000	303,800	Gold, Inc.	5,000	272,150	United Kingdom 0.5%
			Packaging Corp. of America	12,500	201,500
Schering-Plough Corp.	15,000	366,000	Praxair, Inc.	5,000	366,000	Diageo PLC (i)	7,500	102,718
St. Jude Medical, Inc. *	4,500	175,590	Weyerhaeuser Co.	4,308	144,663	Diageo PLC ADR	4,000	218,240
Zimmer Holdings, Inc. *	4,000	178,200			1,183,603	GlaxoSmithKline PLC ADR	5,200	175,292
		4,578,824						496,250
			Telecommunication Services 1.5%			Total Foreign Stocks & ADR's
Industrials 4.8%			AT&T, Inc.	20,000	495,800	(Cost $4,988,952)		4,847,786
Boeing Co.	7,000	313,950	Rogers Communications, Inc.	15,000	447,750	Limited Partnership Interests 0.1%
Canadian National Railway Co.	7,000	304,220	Verizon Communications, Inc.	14,000	409,640	Energy 0.1%
Deere & Co.	6,500	282,555			1,353,190	Williams Partners LP * (j)
General Dynamics Corp.	5,000	284,500	Utilities 0.6%			(Cost $119,062)	4,000	74,080
General Electric Co.	15,000	202,200				Total Investments 101.7%
Honeywell Int'l., Inc.	10,000	331,600	DPL, Inc.	5,500	119,680	(Cost $97,011,564)†		93,404,112
L-3 Communications Holdings,			Entergy Corp.	2,500	186,550	Excess of Liabilities Over
Inc.	3,500	257,285	FPL Group, Inc.	3,411	192,824	Other Assets (1.7)%		(1,529,501)
Lockheed Martin Corp.	4,000	334,520	Mirant Corp. *	5,464	85,293	Net Assets 100.0%		$ 91,874,611
McDermott Int'l., Inc. *	10,000	219,700			584,347
			Total Domestic Common Stocks
Northrop Grumman Corp.	10,000	476,200	(Cost $30,768,122)		28,183,782	* Non-income producing
Rockwell Automation, Inc.	5,000	153,450	Foreign Stocks & ADR's 5.3%			†	At Cost May for 31, federal 2009 income unrealized tax purposes depreciation is $97,011,564. for federal
Tyco Int'l.Ltd.	7,500	207,075	Australia 0.3%			income tax purposes aggregated $3,607,452 of which
Union Pacific Corp.	4,000	197,080	BHP Billiton Ltd. ADR	5,000	281,200	$3,448,668 related to appreciated securities and
United Technologies Corp.	7,500	394,575				$7,056,120 related to depreciated securities.
			China 0.4%
Waste Management, Inc.	15,000	413,850	China Life Insurance Co Ltd. (i)	110,000	404,350
		4,372,760				(b)	Noranda Aluminium Acquisition Corp. has a
			Energy 0.7%			variable interest rate that floats Semi-annually on
Information Technology 4.4%			BP PLC ADR	3,991	197,555	15th of May and November. The interest rate is
Accenture Ltd.	10,000	299,300				based on the 6-month Libor rate plus 4.00%.
			Total SA ADR	7,000	403,550
Activision Blizzard, Inc. *	17,500	211,400			601,105	(c)	Security exempt from registration under Rule
Adobe Systems, Inc. *	5,000	140,900	Finland 0.5%			144A of the Securities Act of 1933, as amended.
Altera Corp.	4,994	84,998	Nokia Corp. ADR	30,000	459,000	These securities may be resold in transactions
						exempt from registration, normally to qualified
ANSYS, Inc. *	10,000	298,600	Germany 0.9%			institutional buyers. At May 31, 2009, the market
EMC Corp. *	22,500	264,375	Fresenius SE (i)	5,000	243,106	value of rule 144A securities amounted to
Fiserv, Inc. *	4,600	194,856	SAP AG ADR	13,800	598,230	$1,897,535 or 2.07% of net assets.
Harris Corp.	5,000	155,400			841,336	(d)	Illiquid securities. These bonds represent private
						placement investments that the Fund has made. At
Harris Stratex Networks, Inc. *	1,242	5,924	Hong Kong 0.2%			May 31, 2009, the market value of the private
Intel Corp.	4,600	72,312	Li & Fung Ltd. (i)	70,000	189,769	placement securities amounted to $932,535 or 1.02%
Intersil Corp.	14,500	177,625	Israel 0.2%			of net assets.
Int'l. Business Machines Corp.	5,000	531,400	Teva Pharmaceutical Industries			(e)	PetroProd, Inc. has a variable interest rate that
						floats quarterly on the 12th day of April, July,
Juniper Networks, Inc. *	10,000	247,300	Ltd. ADR	4,000	185,440	October and January. The interest rate is based
Mettler-Toledo Int'l., Inc. *	2,500	177,975	Mexico 0.3%			on the 3-month Libor rate plus 6.00%.
Microchip Technology, Inc.	8,500	183,345	America Movil SA de CV ADR	7,500	287,475	(f) In Default
Microsoft Corp.	11,500	240,235	Singapore 0.3%
Motorola, Inc.	30,000	181,800	Singapore Technologies
			Engineering Ltd. (i)	150,000	243,126
NetApp, Inc. *	10,000	195,000

									15

Sentinel Conservative Allocation Fund
(Continued)

(g)	The First Data Corp. is a variable rate security
for which the borrower may set the rate at a
method tied to the London interbank offered rate
(Libor). It carries a call option and a first priority lien
on the assets of the borrower and subsidiary
guarantors. The rate included here is the rate as
of May 31, 2009.

(h)	The Texas Competitive Electric Holdings Co.
LLC is a variable rate security for which the
borrower may set the rate at a method tied to the
London interbank offered rate (Libor). It carries a call
option and a first priority lien on the assets of the
borrower and subsidiary guarantors. The rate
included here is the rate as of May 31, 2009.

(i)	Fair Valued
(j)	Return of Capital paid during the fiscal period
ADR	- American Depository Receipt

Sentinel Georgia Municipal Bond Fund
(Unaudited)

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
State of Georgia	6.25%	08/01/13	7.8%	De Kalb County, GA	5.00%	12/01/15	3.8%
Georgia State Road & Tollway Auth.	5.00%	06/01/18	7.3%	Chatham County School District	5.25%	08/01/14	3.8%
Clayton County Water & Sewer Auth.	5.25%	05/01/15	5.5%	State of Georgia	5.00%	12/01/19	3.8%
State of Georgia	5.25%	10/01/15	4.8%	Henry County Water & Sewerage Auth.	5.125%	02/01/19	3.7%
Columbia County, Ga	5.00%	04/01/17	4.8%	Total of Net Assets			49.2%
County of Forsyth, GA	5.00%	03/01/22	3.9%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.

Investment in Securities
at May 31, 2009 (Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

Municipal Bonds 97.6%			Jackson County School District, GA			†	Cost for federal income tax purposes is $28,584,308.
Georgia 97.6%			5%, 03/01/21	500M	$531,470		At May 31, 2009 unrealized appreciation for federal
Berrien County School District			Jackson County Water & Sewer				income tax purposes aggregated $1,277,113 of which
5%, 04/01/18	605M	$ 706,380	Auth.				$1,332,218 related to appreciated securities and
Bulloch County Development Auth.			5.25%, 09/01/20	500M	517,580		$55,105 related to depreciated securities.
5%, 08/01/16	500M	531,635	Newton County School District, GA
Chatham County School District			5%, 02/01/15	700M	770,077
5.25%, 08/01/14	1,000M	1,154,340	Paulding County School District, GA
Clayton County Water & Sewer Auth.			5%, 02/01/21	1,000M	1,096,310
5.25%, 05/01/15	1,500M	1,681,770	Paulding County, GA
			5%, 02/01/21	1,000M	1,104,940
Cobb County & Marietta Water Auth.			Private Colleges & Universities Auth.
5.125%, 11/01/19	1,000M	1,086,450	4.75%, 10/01/11	300M	292,257
Cobb County Hospital Auth.			5%, 09/01/13	500M	565,305
5.25%, 04/01/15	700M	767,046	State of Georgia
Cobb County, GA			2%, 04/01/26	1,000M	719,660
5%, 01/01/13	500M	559,250	5%, 12/01/19	1,000M	1,143,350
Cobb-Marietta Coliseum &			5.25%, 10/01/15	1,250M	1,470,788
Exhibit Hall			6.25%, 08/01/13	2,000M	2,364,020
5%, 01/01/15	1,000M	1,108,400	Total Municipal Bonds
Columbia County, Ga			(Cost $28,384,308)		29,661,421
5%, 04/01/17	1,250M	1,446,813
County of Forsyth, GA				Shares
5%, 03/01/22	1,045M	1,183,577	Institutional Funds 0.7%
County of Gilmer, GA			Blackrock Provident Institutional
5%, 04/01/20	1,000M	1,071,450	Funds Municipal Money
De Kalb County, GA			Market Fund
5%, 12/01/15	1,000M	1,165,300	(Cost $200,000)	200,000	200,000
Forsyth County School District			Total Investments 98.3%
5%, 02/01/24	1,000M	1,064,750	(Cost $28,584,308)†		29,861,421
Fulton Dekalb Hospital Auth.			Other Assets in Excess of
5%, 01/01/13	1,000M	1,093,290	Liabilities 1.7%		516,023
Georgia State Road & Tollway Auth.	2,000M	2,223,830	Net Assets 100.0%		$ 30,377,444
5%, 06/01/18
Henry County Water & Sewerage Auth.
5.125%, 02/01/19	1,045M	1,132,163
Jackson County School District, GA
5%, 03/01/16	1,000M	1,109,220

The accompanying notes are an integral part of the financial statements.								17

	Sentinel Government Money Market Fund
	(Unaudited)

	Investment in Securities
	at May 31, 2009 (Unaudited)
		Principal			Principal			Principal
		Amount	Value		Amount	Value		Amount	Value
		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
	U.S. Government Obligations 100.4%			Federal Home Loan Bank			Fannie Mae
	Federal Home Loan Bank 59.2%			0.28%, 07/17/09	1,237M	$ 1,236,557	0.35%, 09/14/09	5,000M	$ 4,994,896
	Agency Discount Notes:			Federal Home Loan Bank			Total Federal National Mortgage
	Federal Home Loan Bank			0.23%, 08/03/09	2,500M	2,498,994	Association		18,918,857
	0.14%, 06/03/09	4,000M	$3,999,969	Total Federal Home Loan Bank		55,881,473	Total Investments 100.4%
	Federal Home Loan Bank			Federal Home Loan Mortgage			(Cost $94,715,372)†		94,715,372
	0.15%, 06/04/09	3,000M	2,999,963	Corporation 21.1%			Excess of Liabilities Over
	Federal Home Loan Bank			Agency Discount Notes:			Other Assets (0.4)%		(412,059)
	0.21%, 06/05/09	3,200M	3,199,925	FreddieMac
	Federal HomeLoan Bank			0.12%, 06/01/09	1,417M	1,417,000	Net Assets 100.0%		$ 94,303,313
	0.24%, 06/05/09	655M	654,982	Freddie Mac
	Federal Home Loan Bank			0.24%, 06/15/09	2,000M	1,999,813	† Also cost for federal income tax purposes.
	0.15%, 06/08/09	4,650M	4,649,864	Freddie Mac
	Federal Home Loan Bank			0.265%, 06/15/09	710M	709,927
	0.14%, 06/09/09	1,300M	1,299,960	Freddie Mac
	Federal Home Loan Bank			0.3%, 06/22/09	597M	596,896
	0.14%, 06/10/09	900M	899,968	Freddie Mac
	Federal Home Loan Bank			0.185%, 06/23/09	5,000M	4,999,435
	0.16%, 06/10/09	1,360M	1,359,946	Freddie Mac
	Federal Home Loan Bank			0.23%, 06/24/09	2,000M	1,999,706
	0.14%, 06/11/09	2,400M	2,399,907	Freddie Mac
	Federal Home Loan Bank			0.17%, 06/30/09	695M	694,905
	0.28%, 06/11/09	450M	449,965	Freddie Mac
	Federal Home Loan Bank			0.13%, 07/06/09	1,500M	1,499,810
	0.15%, 06/16/09	4,000M	3,999,750	Freddie Mac
	Federal Home Loan Bank			0.14%, 07/23/09	2,000M	1,999,596
	0.17%, 06/17/09	200M	199,985	Freddie Mac
	Federal Home Loan Bank			0.28%, 07/27/09	1,000M	999,564
	0.14%, 06/18/09	2,000M	1,999,868	Freddie Mac
	Federal Home Loan Bank			0.23%, 08/24/09	3,000M	2,998,390
	0.13%, 06/22/09	2,000M	1,999,848	Total Federal Home Loan
	Federal Home Loan Bank			Mortgage Corporation		19,915,042
	0.13%, 06/25/09	1,400M	1,399,879	Federal National Mortgage
	Federal Home Loan Bank			Association 20.1%
	0.28%, 06/25/09	250M	249,953	Agency Discount Notes:
	Federal Home Loan Bank			Fannie Mae
	0.24%, 06/29/09	3,200M	3,199,403	0.16%, 06/02/09	1,100M	1,099,995
	Federal Home Loan Bank			Fannie Mae
	0.14%, 06/30/09	2,000M	1,999,774	0.11%, 06/12/09	3,290M	3,289,889
	Federal Home Loan Bank			Fannie Mae
	0.25%, 07/01/09	3,000M	2,999,375	0.15%, 06/12/09	1,800M	1,799,917
	Federal Home Loan Bank			Fannie Mae
	0.14%, 07/02/09	2,000M	1,999,759	0.13%, 06/17/09	2,500M	2,499,856
	Federal Home Loan Bank			Fannie Mae
	0.17%, 07/08/09	2,825M	2,824,506	0.16%, 06/18/09	2,600M	2,599,804
	Federal Home Loan Bank			Fannie Mae
	0.19%, 07/09/09	2,500M	2,499,499	0.28%, 06/23/09	535M	534,908
	Federal Home Loan Bank			Fannie Mae
	0.18%, 07/10/09	3,000M	2,999,415	0.14%, 07/21/09	2,100M	2,099,592
	Federal Home Loan Bank
	0.22%, 07/14/09	1,200M	1,199,685
	Federal Home Loan Bank
	0.28%, 07/15/09	661M	660,774

18	The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund
(Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			9.3%	4 yrs. to 5.99 yrs.			4.1%
1 yr. to 2.99 yrs.			50.2%	6 yrs. to 7.99 yrs.			9.4%
3 yrs. to 3.99 yrs.			10.9%	8 yrs. and over			16.1%
Average Effective Duration (for all Fixed Income Holdings) 4.7 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
U.S. Treasury Note	3.25%	05/31/16	9.4%	FHR 2427 GE	6.00%	03/15/32	3.0%
U.S. Treasury Bond	3.50%	02/15/39	9.0%	FHR 2647 PC	5.00%	11/15/31	2.9%
U.S. Treasury Note	3.125%	05/15/19	6.9%	FHLMC J06500	5.50%	11/01/22	2.8%
FNMA 745875	6.50%	09/01/36	4.0%	FHLMC J02780	5.00%	02/01/18	2.8%
FNR 01-74 QE	6.00%	12/25/31	3.1%	Total of Net Assets			46.9%
FHR 2731 PG	5.00%	04/15/32	3.0%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 105.2%			FHR 2173 Z			FHLMC J06500
U.S. Government Agency			6.5%, 07/15/29	10,614M	$11,427,336	5.5%, 11/01/22	19,094M	$19,927,819
Obligations 79.9%			FHR 2274 ZM					39,205,686
Federal Home Loan Bank 7.7%			6.5%, 01/15/31	8,426M	9,127,180	20-Year:
Agency Discount Notes:			FHR 2303 ZK			FHLMC J09641
0.07%, 06/01/09	54,000M	$ 54,000,000	6%, 04/15/31	10,020M	10,691,119	5%, 04/01/24	17,708M	18,334,837
Federal Home Loan Mortgage			FHR 2351 PZ
Corporation 43.7%			6.5%, 08/15/31	6,464M	6,968,378	30-Year:
Collateralized Mortgage Obligations:			FHR 01-42 OE			FHLMC 252153
FHRR R003 VA			6.5%, 09/25/31	11,451M	12,339,076	11%, 11/01/09	91	94
5.5%, 08/15/16	7,664M	8,139,540	FHR 2647 PC			FHLMC 170141
FHRR 3351 VB			5%, 11/15/31	19,477M	20,545,676	11%, 09/01/15	615	701
5.5%, 10/15/27	10,000M	10,610,364	FHR 2427 GE			FHLMC 170147
FHR 2052 PE			6%, 03/15/32	19,285M	20,755,381	11%, 11/01/15	1M	1,497
6.5%, 04/15/28	13,438M	14,470,282	FHR 2731 PG			FHLMC 360017
FHR 2105 PE			5%, 04/15/32	19,720M	20,789,995	11%, 11/01/17	740	853
6%, 12/15/28	12,848M	13,713,020	FHR 2448 ZQ			FHLMC A64971
FHR 2103 PS			6%, 05/15/32	14,777M	15,752,833	5.5%, 08/01/37	85M	87,878
6.5%, 12/15/28	4,990M	5,309,707	FHR 2454 BK					91,023
FHR 2121 PH			6.5%, 05/15/32	11,000M	11,889,601	Total Federal Home Loan
6.5%, 02/15/29	11,405M	12,343,457	FHR 2731 CH			Mortgage Corporation		306,172,835
FHR 2136 PG			5.5%, 06/15/32	11,000M	11,635,729	Federal National Mortgage
6%, 03/15/29	8,906M	9,505,339			248,541,289	Association 25.3%
FHR 2132 QE			Mortgage-Backed Securities:			Collateralized Mortgage Obligations:
6.5%, 03/15/29	9,327M	10,105,706	15-Year:			FNGT 02-T3 B
FHR 2164 QH			FHLMC J02780			5.763%, 12/25/11	200M	214,817
6%, 06/15/29	11,638M	12,421,570	5%, 02/01/18	18,479M	19,277,867

The accompanying notes are an integral part of the financial statements.									19

Sentinel Government Securities Fund
(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNR 93-87 Z			FNMA 745292			U.S. Treasury Bond
6.5%, 06/25/23	2,138M	$ 2,311,640	5.5%, 05/01/35	10,335M	$10,733,113	3.5%, 02/15/39	73,250M	$63,143,917
FNR 06-88 BV			FNMA 829230					177,522,287
6.5%, 11/25/25	10,000M	10,852,611	5.5%, 08/01/35	10,434M	10,819,669	Total U.S. Government
FNR 98-11 Z			FNMA 849999			Obligations
6%, 03/18/28	6,127M	6,546,886	5%, 01/01/36	15,289M	15,702,079	(Cost $727,536,888)		737,195,304
FNR 01-24 PD			FNMA 745875			Corporate Short-Term Notes 2.0%
7%, 06/25/31	2,954M	3,212,510	6.5%, 09/01/36	26,295M	28,056,571	Nestle Capital Corp.
FNR 01-46 ZG			FNMA 881279			0.12%, 06/01/09
6%, 09/25/31	2,097M	2,234,550	5%, 11/01/36	2,816M	2,888,232	(Cost $14,000,000)	14,000M	14,000,000
FNR 01-74 QE			FNMA 745932			Total Investments 107.2%
6%, 12/25/31	20,677M	22,047,317	6.5%, 11/01/36	10,923M	11,654,814	(Cost $741,536,888)†		751,195,304
FNR 01-81 QG					101,074,214	Excess of Liabilities Over
6.5%, 01/25/32	4,469M	4,815,820	Total Federal National Mortgage			Other Assets (7.2)%		(50,632,615)
FNR 03-32 BZ			Association		177,021,331	Net Assets 100.0%		$ 700,562,689
6%, 11/25/32	2,475M	2,631,228	Government National Mortgage
		54,867,379	Corporation 3.2%
Mortgage-Backed Securities:			Collateralized Mortgage Obligations:			† Cost for federal income tax purposes is $741,536,888.
10-Year:			GNR 01-56 PT			At May 31, 2009 unrealized appreciation for federal
			6%, 11/20/31	6,930M	7,394,918	income tax purposes aggregated $9,658,416 of which
FNMA 556247						$11,450,401 related to appreciated securities and
7%, 10/01/10	23M	23,174	GNR 02-65 ZB			$1,791,985 related to depreciated securities.
15-Year:			6%, 09/20/32	2,448M	2,611,709
FNMA 346879					10,006,627
7%, 05/01/11	17M	17,475	Mortgage-Backed Securities:
FNMA 970926			15-Year:
5%, 12/01/23	13,885M	14,380,344	GNMA II 3197
		14,397,819	7%, 02/20/17	27M	28,860
20-Year:			20-Year:
FNMA 252206			GNMA 623177
6%, 01/01/19	34M	35,927	6.5%, 08/15/23	290M	307,804
FNMA 573745			25-Year:
6.5%, 08/01/20	95M	102,633	GNMA 608728
FNMA 758564			6.5%, 11/15/25	387M	412,973
6%, 09/01/24	781M	824,272	30-Year:
FNMA MA0023			GNMA 506805
5%, 04/01/29	5,515M	5,675,535	6.5%, 06/15/29	268M	287,119
		6,638,367	GNMA 606242
25-Year:			6%, 04/15/34	1,066M	1,121,061
FNMA 251808			GNMA 701568
10%, 04/01/18	18M	20,378	6%, 01/15/39	9,862M	10,314,407
30-Year:					11,722,587
FNMA 002109			Total Government National
9.25%, 10/01/09	809	827	Mortgage Corporation		22,478,851
FNMA 426830			Total U.S. Government Agency
8%, 11/01/24	26M	29,073	Obligations		559,673,017
FNMA 682078			U.S. Treasury Obligations 25.3%
5.5%, 11/01/32	3,665M	3,811,123	U.S. Treasury Note
FNMA 985581			3.25%, 05/31/16	65,000M	65,792,220
4.5%, 10/01/33	12,314M	12,495,288	U.S. Treasury Note
FNMA 738887			3.125%, 05/15/19	50,000M	48,586,150
5.5%, 10/01/33	564M	585,820
FNMA 747726
5%, 11/01/33	3,552M	3,651,149
FNMA 748895
6%, 12/01/33	615M	646,456

Sentinel Growth Leaders Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Consumer Staples	15.9%	Health Care	8.1%
Materials	15.5%	Industrials	7.4%
Information Technology	11.8%	Energy	6.4%
Financials	11.7%	Telecommunication Services	2.8%
Consumer Discretionary	10.2%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
BlackRock, Inc.	4.3%	McDonald's Corp.	3.6%
JPMorgan Chase & Co.	3.9%	Colgate-Palmolive Co.	3.5%
Praxair, Inc.	3.8%	Int'l. Business Machines Corp.	3.5%
Yum! Brands, Inc.	3.7%	Northern Trust Corp.	3.5%
Schlumberger Ltd.	3.6%	Total of Net Assets	37.0%
Roche Holding AG	3.6%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2009 (Unaudited)

	Shares	Value		Shares		Value		Shares	Value
		(Note 2)				(Note 2)			(Note 2)
Domestic Common Stocks 79.6%			Industrials 7.4%				Exchange Traded Funds 3.5%
Consumer Discretionary 10.2%			Donaldson Co., Inc.	26,200		$ 882,678	Materials 3.5%
Home Depot, Inc.	42,000	$ 972,720	Emerson Electric Co.	30,000		962,700	SPDR Gold Trust *
McDonald's Corp.	20,000	1,179,800	General Electric Co.	20,000		269,600	(Cost $899,714)	12,000	$ 1,154,520
Yum! Brands, Inc.	35,000	1,212,050	Jacobs Engineering Group,				Foreign Stocks & ADR's 6.7%
		3,364,570	Inc. *	8,000		343,200	Australia 3.1%
Consumer Staples 15.9%						2,458,178	BHP Billiton Ltd. ADR	18,000	1,012,320
Bunge Ltd.	16,600	1,050,282	Information Technology 11.8%				Switzerland 3.6%
Colgate-Palmolive Co.	17,800	1,173,910	ANSYS, Inc. *	20,000		597,200	Roche Holding AG ADR	35,000	1,198,750
JM Smucker Co.	25,000	1,006,500	Autodesk, Inc. *	18,000		386,280	Total Foreign Stocks & ADR's
PepsiCo, Inc.	18,000	936,900	Cisco Systems, Inc. *	36,000		666,000	(Cost $2,067,569)		2,211,070
Wal-Mart Stores, Inc.	22,000	1,094,280	Int'l. Business Machines Corp.	11,000		1,169,080		Principal
								Amount
		5,261,872	Visa, Inc.	16,000		1,083,360		(M=$1,000)
Energy 6.4%						3,901,920	Corporate Short-Term Notes 2.4%
Peabody Energy Corp.	27,200	924,256	Materials 8.9%				Chevron Funding
Schlumberger Ltd.	21,000	1,201,830	Monsanto Co.	11,000		903,650	0.14%, 06/03/09
		2,126,086	Potash Corp. of Saskatchewan,				(Cost $799,994)	800M	799,994
Financials 11.7%			Inc.	7,000		810,880	U.S. Government Obligations 5.1%
			Praxair, Inc.	17,000		1,244,400	U.S. Treasury Obligations 5.1%
BlackRock, Inc.	9,000	1,435,500				2,958,930	U.S. Treasury Bill
JPMorgan Chase & Co.	35,000	1,291,500					0.0932%, 06/04/09
Northern Trust Corp.	20,200	1,164,530	Telecommunication Services2.8%				(Cost $1,699,987)	1,700M	1,699,987
		3,891,530	AT&T, Inc.	37,000		917,230	Total Investments 97.3%
			Total Domestic Common Stocks				(Cost $31,803,470)†		32,252,437
Health Care 4.5%			(Cost $26,336,206)			26,386,866	Other Assets in Excess of
Gilead Sciences, Inc. *	23,000	991,300					Liabilities 2.7%
Medtronic, Inc.	15,000	515,250							909,591
		1,506,550					Net Assets 100.0%		$ 33,162,028

*	Non-income producing			ADR	-	American Depository Receipt
†	Cost for federal income tax purposes is $31,803,470.			SPDR	-	Standard & Poor's Depository Receipts
At May 31, 2009 unrealized appreciation for federal
income tax purposes aggregated $448,967 of which
$2,776,938 related to appreciated securities and
$2,327,971 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.										21

Sentinel International Equity Fund
(Unaudited)

Sector Weightings
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	18.1%	Energy	8.4%
Industrials	12.0%	Materials	8.2%
Consumer Staples	11.6%	Health Care	7.3%
Information Technology	10.7%	Telecommunication Services	6.4%
Consumer Discretionary	10.1%	Utilities	3.6%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
Japan	15.7%	China	5.1%
United Kingdom	14.8%	Spain	4.4%
Switzerland	10.4%	Hong Kong	4.0%
France	9.7%	Finland	3.2%
Germany	9.0%	India	2.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Nestle SA	3.1%	Total SA	1.8%
Fresenius SE	2.8%	Vodafone Group PLC	1.8%
Standard Chartered PLC	2.1%	Cheung Kong Holdings Ltd.	1.8%
Telefonica SA	2.0%	Singapore Technologies Engineering Ltd.	1.7%
BG Group PLC	1.9%	Total of Net Assets	20.9%
BP PLC	1.9%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 2.7%			Industrial & Commercial Bank of			Electricite de France (b)	30,000	$1,579,191
Energy 1.6%			China (b)	1,000,000	$637,391	Groupe Danone (b)	28,000	1,399,114
EnCana Corp.	39,500	$ 2,189,485	Tencent Holdings Ltd. (b)	70,000	786,176	Lafarge SA (b)	18,250	1,251,398
Materials 1.1%			Want Want China Holdings			Lafarge SA *	8,418	530,763
			Ltd. (b)	3,000,000	1,484,188
Potash Corp. of Saskatchewan,					7,265,494	Total SA ADR	45,000	2,594,250
Inc.	14,000	1,621,760						13,722,468
Total Domestic Common Stocks			Denmark 1.1%
(Cost $4,448,063)		3,811,245	Novo Nordisk A/S ADR	30,000	1,562,400	Germany 9.0%
Foreign Stocks & ADR's 93.7%			Finland 3.2%			Allianz SE ADR	137,000	1,354,930
Australia 2.3%			Fortum Oyj (b)	70,000	1,718,626	Bayer AG (b)	30,000	1,713,721
BHP Billiton Ltd. (b)	65,000	1,826,480	Nokia Corp. ADR	71,000	1,086,300	Fresenius SE (b)	83,000	4,035,560
Sims Group Ltd. (b)	78,000	1,456,708	Nokia Oyj (b)	110,000	1,688,122	MAN AG (b)	18,000	1,110,882
		3,283,188			4,493,048	RWE AG (b)	22,000	1,831,406
Brazil 1.2%			France 9.7%			SAP AG (b)	22,000	952,504
Vale SA ADR	91,000	1,742,650	Air Liquide (b)	22,220	2,069,244	Siemens AG (b)	25,000	1,837,318
China 5.1%			AXA SA (b)	80,000	1,499,634			12,836,321
China Life Insurance Co Ltd. (b)	650,000	2,389,339	BNP Paribas (b)	21,000	1,455,250	Hong Kong 4.0%
China Mobile Ltd. ADR	40,000	1,968,400	Bouygues SA (b)	32,500	1,343,624	Cheung Kong Holdings Ltd. (b)	200,000	2,492,092
						Li & Fung Ltd. (b)	700,000	1,897,691

22 The accompanying notes are an integral part of the financial statements.

			Sentinel International Equity Fund
					(Continued)

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Shun TAK Holdings Ltd. (b)	1,850,000	$1,310,174	Roche Holding AG (b)	16,500 $	2,259,254
		5,699,957	Swatch Group AG (b)	12,000	2,003,127
India 2.8%					14,723,731
Bharti Airtel Ltd. * (b)	105,000	1,845,022	Taiwan 1.2%
ICICI Bank Ltd. ADR	67,000	2,086,380	HON HAI Precision Industry Co
		3,931,402	Ltd. (b)	443,900	1,700,664
Israel 1.3%			United Kingdom 14.8%
Nice Systems Ltd. ADR *	80,000	1,836,800	BAE Systems PLC (b)	370,000	2,059,461
Italy 1.2%			BG Group PLC (b)	148,000	2,719,422
Saipem SpA (b)	63,815	1,642,102	BP PLC (b)	325,000	2,686,561
Japan 15.7%			Diageo PLC (b)	119,300	1,633,902
Canon, Inc. (b)	50,000	1,658,866	HSBC Holdings PLC (b)	172,408	1,552,494
East Japan Railway Co. (b)	21,000	1,253,798	Johnson Matthey PLC (b)	67,000	1,323,499
Jupiter Telecommunications Co			Standard Chartered PLC (b)	146,263	2,991,805
Ltd. (b)	2,900	2,129,768	Tesco PLC (b)	240,000	1,426,195
Komatsu Ltd. (b)	145,000	2,112,874	Vodafone Group PLC (b)	1,337,152	2,515,527
Mitsubishi Corp. (b)	92,000	1,753,143	WPP PLC (b)	280,000	2,092,557
Mitsui Fudosan Co Ltd. (b)	100,000	1,677,622			21,001,423
Nidec Corp. (b)	30,000	1,728,132	Total Foreign Stocks & ADR's
Nintendo Co Ltd. (b)	4,700	1,268,341	(Cost $151,554,186)		132,963,743
Shiseido Co Ltd. (b)	70,000	1,192,050		Principal
Sumitomo Mitsui Financial				Amount
Group, Inc. (b)	45,500	1,762,332		(M=$1,000)
Terumo Corp. (b)	32,000	1,346,675	U.S. Government Obligations 1.3%
Toyota Motor Corp. (b)	52,000	2,073,536	Federal Home Loan Bank 1.3%
Uni-Charm Corp. (b)	33,000	2,306,554	Agency Discount Notes:
			0.08%, 06/03/09
		22,263,691	(Cost $1,799,992)	1,800M	1,799,992

Unilever Netherlands NV * (b) 1.0%	61,000	1,466,855	Corporate Short-Term Notes 1.4%
			Alcon Capital Corp.
Norway 1.1%			0.08%, 06/02/09
Renewable Energy Corp AS * (b) 140,000		1,533,752	(Cost $1,999,996)	2,000M	1,999,996
			Total Investments 99.1%
Singapore 2.6%			(Cost $159,802,237)†		140,574,976

Singapore Engineering Technologies Ltd. (b)	1,500,000	2,431,258	Other Assets in Excess of
			Liabilities 0.9%		1,329,875
Wilmar Int'l. Ltd (b)	379,000	1,302,766
		3,734,024	Net Assets 100.0%		$ 141,904,851
South Korea 1.6%
Samsung Electronics Co Ltd. (b) 5,000		2,235,838	* Non-income producing
Spain 4.4%			† Cost for federal income tax purposes is $159,802,237.
Banco Santander SA ADR	115,000	1,235,100	At May 31, 2009 unrealized depreciation for federal
			income tax purposes aggregated $19,227,261 of
Inditex SA (b)	50,000	2,261,275	which $10,504,463 related to appreciated securities
Telefonica SA ADR	43,000	2,791,560	and $29,731,724 related to depreciated securities.
		6,287,935
			(b) Fair Valued
Switzerland 10.4%
			ADR	- American Depository Receipt
ABB Ltd. (b)	100,000	1,653,384
Credit Suisse Group (b)	40,000	1,795,257
Julius Baer Holding AG (b)	34,000	1,442,679
Nestle SA (b)	120,000	4,369,545
Novartis AG (b)	30,000	1,200,485

						23

Sentinel Mid Cap Growth Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	21.1%	Energy	7.3%
Health Care	15.5%	Consumer Staples	5.1%
Industrials	14.6%	Materials	4.3%
Consumer Discretionary	12.7%	Telecommunication Services	2.0%
Financials	11.9%	Utilities	1.5%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Weatherford Int'l. Ltd.	1.9%	Southwestern Energy Co.	1.5%
Stericycle, Inc.	1.9%	ITC Holdings Corp.	1.5%
Activision Blizzard, Inc.	1.8%	ANSYS, Inc.	1.5%
Nuance Communications, Inc.	1.6%	MetroPCS Communications, Inc.	1.4%
Cognizant Technology Solutions Corp.	1.5%	Total of Net Assets	16.1%
Dolby Laboratories, Inc.	1.5%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2009 (Unaudited)

	Shares	Value	Shares		Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 91.9%			Energy 7.3%			Health Care 14.5%
Consumer Discretionary 12.7%			Core Laboratories NV	8,100 $	769,014	Beckman Coulter, Inc.	8,020	$434,684
Burger King Holdings, Inc.	52,200	$ 864,432	National Oilwell Varco, Inc. *	19,200	741,504	Bio-Rad Laboratories, Inc. *	12,286	914,570
Coach, Inc.	31,900	838,013	PetroHawk Energy Corp. *	25,600	645,120	CR Bard, Inc.	10,700	764,943
Darden Restaurants, Inc.	21,700	784,889	Range Resources Corp.	20,600	943,686	Dentsply Int'l., Inc.	28,180	824,547
GameStop Corp. *	34,700	865,765	Southwestern Energy Co. *	27,300	1,186,731	Endo Pharmaceuticals
Gildan Activewear, Inc. *	34,400	565,880	Weatherford Int'l. Ltd. *	72,200	1,494,540	Holdings, Inc. *	19,000	302,670
Iconix Brand Group, Inc. *	41,900	678,361			5,780,595	Express Scripts, Inc. *	14,900	954,345
LKQ Corp. *	15,500	236,995	Financials 10.2%			Gen-Probe, Inc. *	19,900	848,337
Marriott Int'l., Inc.	41,200	962,432	Affiliated Managers Group, Inc. *	11,900	667,709	Idexx Laboratories, Inc. *	12,700	531,495
Matthews Int'l. Corp.	14,400	411,120	City National Corp/CA	12,330	450,908	Life Technologies Corp. *	25,300	981,134
Morningstar, Inc. *	11,700	484,614	Cullen/Frost Bankers, Inc.	10,300	504,185	MedAssets, Inc. *	40,800	645,048
Snap-On, Inc.	20,500	638,575	Endurance Specialty Holdings			NuVasive, Inc. *	18,700	675,444
Strayer Education, Inc.	5,650	1,041,125	Ltd.	28,400	780,148	Pharmaceutical Product
TJX Cos., Inc.	3,790	111,843	HCC Insurance Holdings, Inc.	32,400	799,956	Development, Inc.	15,000	300,450
			Investment Technology Group,			Qiagen NV *	24,000	422,400
Tractor Supply Co. *	19,700	756,086	Inc. *	29,900	621,920	Resmed, Inc. *	13,700	507,859
VF Corp.	16,000	909,120	Northern Trust Corp.	8,800	507,320	St. Jude Medical, Inc. *	25,000	975,500
		10,149,250	People's United Financial, Inc.	44,000	695,200	Techne Corp.	11,900	717,213
Consumer Staples 5.1%			Raymond James Financial, Inc.	33,800	537,420	Varian Medical Systems, Inc. *	21,100	754,536
Alberto-Culver Co.	35,700	829,668	RLI Corp.	6,800	318,648			11,555,175
Chattem, Inc. *	8,300	495,759	Signature Bank *	21,000	568,050	Industrials 14.6%
Church & Dwight Co., Inc.	15,100	759,077	The Travelers Cos., Inc.	16,800	683,088	Ametek, Inc.	33,700	1,059,865
Flowers Foods, Inc.	32,900	696,493	Willis Group Holdings Ltd.	16,600	442,058	CH Robinson Worldwide, Inc.	8,800	447,216
HJ Heinz Co.	11,200	409,696	WR Berkley Corp.	23,500	509,715	Cintas Corp.	24,500	570,605
McCormick & Co., Inc.	27,700	845,404			8,086,325	Copart, Inc. *	28,000	859,320
		4,036,097

24 The accompanying notes are an integral part of the financial statements.

			Sentinel Mid Cap Growth Fund
					(Continued)

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Expeditors Int'l. of Washington,			MetroPCS Communications,
Inc.	18,500	$606,985	Inc. *	66,900	$1,145,997
Fastenal Co.	18,000	597,960			1,598,551
Healthcare Services Group, Inc.	51,550	901,094	Utilities 1.5%
IHS, Inc. *	22,200	1,065,600	ITC Holdings Corp.	27,400	1,175,186
ITT Corp.	13,600	560,048	Total Domestic Common Stocks
Jacobs Engineering Group,			(Cost $70,806,718)		73,105,790
Inc. *	16,000	686,400	Foreign Stocks & ADR's 2.4%
Precision Castparts Corp.	10,500	866,985	Israel 1.4%
Ritchie Bros Auctioneers, Inc.	30,300	693,870	Nice Systems Ltd. ADR *	49,000	1,125,040
Roper Industries, Inc.	2,700	116,046	United Kingdom 1.0%
Stericycle, Inc. *	29,500	1,474,410	Shire Ltd. ADR	18,300	763,110
Waste Connections, Inc. *	44,000	1,117,600	Total Foreign Stocks & ADR's
		11,624,004	(Cost $2,089,347)		1,888,150
Information Technology 19.7%			Real Estate Investment Trusts 1.7%
			Financials 1.7%
Activision Blizzard, Inc. *	119,800	1,447,184	Digital Realty Trust, Inc.	21,600	772,632
Amdocs Ltd. *	27,600	597,264	Home Properties, Inc. (b)	17,800	592,740
Amphenol Corp.	14,700	490,833	Total Real Estate Investment
ANSYS, Inc. *	39,100	1,167,526	Trusts (Cost $1,284,621)		1,365,372
Citrix Systems, Inc. *	30,500	958,005		Principal
Cognizant Technology				Amount
Solutions Corp. *	47,700	1,201,563		(M=$1,000)
Concur Technologies, Inc. *	21,700	640,150	Corporate Short-Term Notes 3.1%
Dolby Laboratories, Inc. *	33,300	1,200,798	Toyota Credit
FLIR Systems, Inc. *	23,200	521,072	0.12%, 06/01/09
Harris Corp.	19,000	590,520	(Cost $2,500,000)	2,500M	2,500,000
			Total Investments 99.1%
Intersil Corp.	43,700	535,325	(Cost $76,680,686)†		78,859,312
Jack Henry & Associates, Inc.	27,800	510,686	Other Assets in Excess of
McAfee, Inc. *	26,900	1,055,287	Liabilities 0.9%		703,158
Mettler-Toledo Int'l., Inc. *	12,200	868,518	Net Assets 100.0%		$ 79,562,470
Nuance Communications, Inc. *	101,500	1,258,600
Open Text Corp. *	25,900	912,457
Polycom, Inc. *	39,800	688,938	* Non-income producing
Power Integrations,Inc.	22,300	491,938	†	At Cost May for 31, federal 2009 income unrealized tax purposes appreciation is $76,680,686. for federal
Trimble Navigation Ltd. *	26,300	504,434	income tax purposes aggregated $2,178,626 of which
		15,641,098	$7,809,534 related to appreciated securities and
Materials 4.3%			$5,630,908 related to depreciated securities.
Aptargroup, Inc.	22,570	699,896	(b)	Return of Capital paid during the fiscal period
Ecolab, Inc.	11,200	418,320	ADR	- American Depository Receipt
Freeport-McMoRan Copper &
Gold, Inc.	16,700	908,981
Pactiv Corp. *	24,400	546,560
Sigma-Aldrich Corp.	2,000	96,920
Steel Dynamics, Inc.	52,800	788,832
		3,459,509
Telecommunication Services 2.0%
American Tower Corp. *	14,200	452,554

						25

Sentinel Mid Cap Value Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Energy	23.3%	Information Technology	7.3%
Consumer Discretionary	14.7%	Utilities	4.4%
Health Care	12.6%	Consumer Staples	2.6%
Financials	11.3%	Telecommunication Services	2.6%
Industrials	10.7%	Materials	2.2%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Willis Group Holdings Ltd.	6.2%	Thermo Fisher Scientific, Inc.	4.9%
Golar LNG Ltd.	5.9%	Calpine Corp.	4.4%
Keppel Corp. Ltd.	5.2%	Delta Petroleum Corp.	4.3%
Lions Gate Entertainment Corp.	5.2%	IAC/InterActiveCorp	4.3%
Arch Capital Group Ltd.	5.1%	Total of Net Assets	50.5%
Laboratory Corp of America Holdings	5.0%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 82.8%			Willis Group Holdings Ltd.	394,700 $	10,510,861	Foreign Stocks & ADR's 8.9%
Consumer Discretionary	14.7%				19,201,018	Australia 3.1%
Discovery Communications, Inc.			Health Care 12.6%			Arrow Energy Ltd. * (b)	1,770,400 $	5,341,542
Series A *	162,200 $	3,641,390	Laboratory Corp of America			Norway 0.6%
Discovery Communications, Inc.			Holdings *	138,400	8,436,864	Wilh Wilhelmsen ASA (b)	61,000	973,148
Series C *	165,700	3,453,188
Eastman Kodak Co. *	362,460	946,021	Quest Diagnostics, Inc.	82,000	4,282,040	Singapore 5.2%
			Syneron Medical Ltd. *	60,300	434,763	Keppel Corp. Ltd. ADR *	887,200	8,814,332
Lions Gate Entertainment
Corp. *	1,420,167	8,805,035	Thermo Fisher Scientific, Inc. *	214,800	8,357,868	Total Foreign Stocks & ADR's
News Corp.	647,600	6,333,528			21,511,535	(Cost $9,788,673)		15,129,022
Wendy's/Arby's Group, Inc.	434,800	1,826,160	Industrials 4.9%				Principal Amount
		25,005,322	Aegean Marine Petroleum				(M=$1,000)
			Network, Inc.	390,900	6,234,855
Consumer Staples 2.6%			Ingersoll-Rand Co. Ltd.	100,100	2,025,023	Corporate Short-Term Notes 4.7%
Kroger Co.	60,350	1,375,980			8,259,878	Chevron Funding

Ralcorp Holdings, Inc. *	54,658	4,506,244 3,130,264	Information Technology 7.3%			0.15%, 06/02/09	3,500M	3,499,985
			IAC/InterActiveCorp *	448,100	7,241,296	United Parcel
Energy 20.2%						0.1%, 06/04/09	4,500M	4,499,963
			NeuStar, Inc. *	257,800	5,168,890
Delta Petroleum Corp. *	3,701,157	7,402,314			12,410,186	Total Corporate Short-Term Notes
Golar LNG Ltd. *	1,293,287	9,997,108				(Cost $7,999,948)		7,999,948
			Materials 2.2%
Gulfmark Offshore, Inc. *	162,600	4,959,300	Int'l. Flavors & Fragrances, Inc.	115,900	3,697,210
Newpark Resources *	796,610	2,294,237	Telecommunication Services	2.6%
Paladin Energy Ltd. *	1,492,000	6,124,660	Alaska Communications
Rowan Cos., Inc. *	173,500	3,549,810	Systems Group, Inc.	663,000	4,488,510
		34,327,429	Utilities 4.4%
Financials 11.3%			Calpine Corp. *	554,100	7,508,055
Arch Capital Group Ltd. *	152,700	8,690,157	Total Domestic Common Stocks
			(Cost $168,595,196)		140,915,387

26	The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Value Fund

(Continued)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 2.9%
Federal Home Loan Bank	2.9%
Agency Discount Notes:
0.1%, 06/08/09
(Cost $4,999,903)	5,000M $	4,999,903
Total Investments 99.3%
(Cost $191,383,720)†		169,044,260
Other Assets in Excess of
Liabilities 0.7%		1,198,259
Net Assets 100.0%	$ 170,242,519

*	Non-income producing
†	Cost for federal income tax purposes is $191,383,720. At May 31, 2009 unrealized depreciation for federal income tax purposes aggregated $22,339,460 of which $17,437,273 related to appreciated securities and $39,776,733 related to depreciated securities.
(b)	Fair Valued

ADR - American Depository Receipt

Sentinel Short Maturity Government Fund
(Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			39.7%	4 yrs. to 5.99 yrs.			0.3%
1 yr. to 2.99 yrs.			54.0%
3 yrs. to 3.99 yrs.			6.1%
Average Effective Duration (for all Fixed Income Holdings) 1.1 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA 357440	4.50%	10/01/18	6.9%	FHRR R005 AB	5.50%	12/15/18	3.1%
FGCI J02774	5.00%	05/01/20	4.9%	FNR 03-1 PG	5.50%	09/25/31	2.8%
FHR 3135 JB	6.00%	07/15/31	4.9%	FHR 2503 PV	6.00%	12/15/20	2.7%
FHR 3033 JB	5.50%	11/15/32	3.5%	FNMA MA0047	4.50%	04/01/19	2.6%
FNMA MA0010	4.50%	03/01/19	3.4%	Total of Net Assets			37.9%
FNMA 995220	6.00%	11/01/23	3.1%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 96.7%			FHR 3176 HA			15-Year:
U.S. Government Agency			6%, 02/15/28	5,202M	$5,350,623	FHLMC G10330
Obligations 96.7%			FHR 2978 CK			7%, 01/01/10	2M $	2,277
Federal Home Loan Mortgage			5.5%, 06/15/28	4,600M	4,737,999	FHLMC E61405
Corporation 46.7%			FHR 2953 PC			7%, 08/01/10	4M	3,635
Collateralized Mortgage Obligations:			5.5%, 08/15/29	6,434M	6,663,570	FHLMC E62686
FHR 2835 VK			FHR 2807 NE			7%, 01/01/11	13M	13,526
5.5%, 11/15/12	819M	$828,034	5.5%, 08/15/30	8,120M	8,493,165	FHLMC E00422
FHRR R004 AL			FHR 3135 JB			7%, 03/01/11	20M	20,735
5.125%, 12/15/13	11,170M	11,448,522	6%, 07/15/31	27,948M	29,246,942	FHLMC M30120
FHRR R007 AC			FHR 2435 HL			5.5%, 05/01/11	23M	23,417
5.875%, 05/15/16	8,840M	9,008,628	6.5%, 09/15/31	6,261M	6,467,332	FHLMC M30121
FHRR R003 VA			FHR 2388 BG			5.5%, 05/01/11	59M	59,739
5.5%, 08/15/16	6,935M	7,364,345	6.5%, 12/15/31	10,981M	11,767,878	FHLMC E00436
FHR 2353 TD			FHR 3083 UB			7%, 06/01/11	12M	12,174
6%, 09/15/16	192M	205,176	4.5%, 06/15/32	9,170M	9,460,615	FHLMC E64484
FHR 2495 VB			FHR 2488 Z			7%, 06/01/11	1M	1,186
6%, 09/15/17	10,000M	10,169,770	6%, 08/15/32	3,322M	3,555,749	FHLMC M30123
FHRR R005 AB			FHR 3033 JB			6.5%, 07/01/11	19M	19,404
5.5%, 12/15/18	18,258M	18,787,292	5.5%, 11/15/32	19,518M	20,881,414	FHLMC E85491
FHRR R006 AK			FHR 2991 QC			6.5%, 09/01/11	62M	64,446
5.75%, 12/15/18	5,424M	5,619,259	5%, 08/15/34	10,000M	10,431,755	FHLMC F70014
FHR 2503 PV					203,818,765	7.5%, 09/01/11	51M	53,771
6%, 12/15/20	15,296M	15,959,985	Mortgage-Backed Securities:			FHLMC E72904
FHR 2492 PE						8%, 11/01/11	9M	9,335
6%, 01/15/22	4,147M	4,264,796	10-Year:			FHLMC F70015
FHR 3165 JA			FHLMC E89015			8%, 12/01/11	22M	22,852
5.5%, 04/15/26	3,030M	3,105,916	6.5%, 04/01/12	265M	277,577

28 The accompanying notes are an integral part of the financial statements.

			Sentinel Short Maturity Government Fund
							(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FHLMC G10654			FHLMC A17291			FNMA 254163
7%, 02/01/12	114M	$ 118,774	6.5%, 11/01/33	2,395M	$ 2,571,664	5.5%, 12/01/11	121M	$ 124,113
FHLMC G10705					2,643,596	FNMA 254226
6.5%, 08/01/12	159M	168,652	Total Federal Home Loan			5.5%, 02/01/12	534M	547,377
FHLMC G11228			Mortgage Corporation		279,645,584	FNMA 633905
6.5%, 12/01/12	22M	23,389	Federal National Mortgage			5.5%, 03/01/12	119M	122,105
FHLMC E94628			Association 47.2%			FNMA 644268
5%, 02/01/13	641M	662,675	Collateralized Mortgage Obligations:			5.5%, 04/01/12	40M	40,984
FHLMC E72131			FNR 02-11 QC			FNMA 254399
6.5%, 08/01/13	146M	154,388	5.5%, 03/25/17	6,032M	6,384,641	6.5%, 06/01/12	505M	528,475
FHLMC G11135			FNR 02-18 PC			FNMA 254427
6.5%, 08/01/13	107M	110,663	5.5%, 04/25/17	6,832M	7,189,286	6.5%, 07/01/12	762M	797,479
FHLMC E72178			FNR 03-106 WD			FNMA 254457
6.5%, 09/01/13	66M	70,280	4.5%, 09/25/20	10,000M	10,406,174	6.5%, 07/01/12	133M	139,262
FHLMC G10965			FNR 03-86 OD			FNMA 254698
7.5%, 10/01/14	34M	36,015	5%, 06/25/28	15,000M	15,545,345	6.5%, 01/01/13	272M	285,862
FHLMC E82128			FNR 07-77 J			FNMA 254882
7%, 03/01/15	43M	44,364	5.5%, 10/25/28	4,598M	4,742,811	5%, 08/01/13	69M	71,212
FHLMC E00843			FNR 03-1 PG			FNMA 255368
8%, 04/01/15	16M	16,928	5.5%, 09/25/31	15,936M	16,574,393	5.5%, 07/01/14	367M	380,822
FHLMC E01009			FNR 02-82 PD			FNMA 256588
6.5%, 08/01/16	633M	667,901	6%, 02/25/32	11,948M	12,463,635	5%, 12/01/16	1,704M	1,766,240
FHLMC G11585			FNR 06-73 PC			FNMA 256681
7%, 02/01/17	420M	441,894	6%, 05/25/33	9,430M	9,949,376	5%, 04/01/17	3,135M	3,249,706
FHLMC E88357			FNR 05-105 TJ			FNMA 928247
6.5%, 03/01/17	131M	139,068	5.5%, 12/25/35	1,471M	1,477,831	5.5%, 04/01/17	3,126M	3,262,360
FHLMC E98706			FNR 06-93 PK			FNMA 256755
5%, 08/01/18	3,879M	4,046,451	5.5%, 04/25/36	6,145M	6,513,469	5%, 06/01/17	8,674M	8,994,583
FGCI B10742			FNR 09-32BH			FNMA MA0010
4.5%, 11/01/18	3,045M	3,145,573	5.25%, 05/25/39	9,908M	10,433,923	4.5%, 03/01/19	19,752M	20,393,986
FHLMC B10643					101,680,884	FNMA MA0047
5%, 11/01/18	3,067M	3,199,492				4.5%, 04/01/19	15,115M	15,606,290
FGCI G13538			Mortgage-Backed Securities:					56,773,848
5%, 12/01/18	11,297M	11,784,996	10-Year:
FHLMC G13317			FNMA 516230			15-Year:
5%, 02/01/19	2,352M	2,453,220	8%, 08/01/09	891	899	FNMA 511846
FHLMC B13521			FNMA 253329			9%, 01/01/10	518	533
5%, 04/01/19	9,046M	9,411,655	7.5%, 05/01/10	28M	28,138	FNMA 321199
FHLMC J05907			FNMA 253362			7%, 09/01/10	7M	7,525
6%, 08/01/19	5,605M	5,944,064	7.5%, 05/01/10	25M	25,833	FNMA 324087
FGCI J02774			FNMA 253472			7%, 09/01/10	5M	4,782
5%, 05/01/20	28,193M	29,411,537	7.5%, 09/01/10	50M	51,579	FNMA 325432
		72,358,476	FNMA 253507			7%, 09/01/10	12M	12,668
			7.5%, 09/01/10	33M	34,206	FNMA 313758
20-Year:			FNMA 595730			7%, 11/01/10	79	79
FHLMC C90035			6.5%, 09/01/11	31M	32,424	FNMA 250441
6.5%, 11/01/13	149M	160,400	FNMA 603547			6.5%, 12/01/10	15M	15,296
FHLMC D94982			6.5%, 09/01/11	28M	29,065	FNMA 303902
7%, 04/01/16	124M	133,877	FNMA 254082			7%, 05/01/11	9M	9,619
FHLMC D94230			5.5%, 10/01/11	59M	59,916	FNMA 303943
7.5%, 10/01/19	229M	252,893	FNMA 254076			6.5%, 06/01/11	50M	53,297
		547,170	6.5%, 10/01/11	63M	65,416	FNMA 250613
30-Year:			FNMA 254119			6.5%, 07/01/11	29M	31,064
FHLMC 302609			5.5%, 11/01/11	75M	76,523	FNMA 250781
8%, 08/01/17	50M	54,107	FNMA 254113			6.5%, 12/01/11	12M	12,672
FHLMC G00100			6.5%, 11/01/11	57M	58,993	FNMA 367201
8%, 02/01/23	16M	17,825				6.5%, 12/01/11	22M	23,243

									29

Sentinel Short Maturity Government Fund
(Continued)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 367202			FNMA 668338			FNMA 175123
7%, 12/01/11	40M	$41,292	5%, 11/01/17	2,682M	$ 2,798,102	7.45%, 08/01/22	136M	$ 149,813
FNMA 370468			FNMA 671380					669,900
7%, 01/01/12	10M	10,699	6%, 11/01/17	175M	185,892	Total Federal National Mortgage
FNMA 576800			FNMA 650205			Association		282,323,648
8.5%, 01/01/12	29M	30,808	5%, 01/01/18	2,101M	2,190,998	Government National Mortgage
FNMA 390784			FNMA 679165			Corporation 2.8%
6%, 05/01/12	46M	47,985	5.5%, 02/01/18	323M	339,026	Collateralized Mortgage Obligations:
FNMA 251300			FNMA 555543			GNR 02-41 TE
7%, 08/01/12	45M	47,369	5%, 06/01/18	9,780M	10,198,228	6%, 07/16/31	7,303M	7,574,571
FNMA 596145			FNMA 722060			GNR 03-3 LM
6.5%, 06/01/13	10M	10,859	4.5%, 07/01/18	11,670M	12,070,690	5.5%, 02/20/32	3,136M	3,267,571
FNMA 433301			FNMA 712165					10,842,142
6.5%, 07/01/13	358M	379,991	5%, 08/01/18	3,175M	3,310,706	Mortgage-Backed Securities:
FNMA 512520			FNMA 357440
7%, 07/01/13	127M	130,118	4.5%, 10/01/18	39,677M	41,040,634	10-Year:
FNMA 426453			FNMA 725284			GNMA 634538
5.5%, 10/01/13	154M	161,909	7%, 11/01/18	1,866M	1,956,830	6%, 09/15/14	403M	425,452
FNMA 446787			FNMA 890109			GNMA 634545
5.5%, 01/01/14	282M	297,244	4.5%, 12/01/19	14,163M	14,650,170	6.5%, 09/15/14	431M	456,004
FNMA 447881			FNMA 811737					881,456
5.5%, 01/01/14	107M	112,125	5%, 03/01/20	5,647M	5,888,862	15-Year:
FNMA 496015			FNMA 985670			GNMA 780369
5.5%, 04/01/14	24M	25,097	6.5%, 10/01/21	1,868M	1,976,370	7%, 09/15/09	3	3
FNMA 528088			FNMA 995220			GNMA 415068
5.5%, 05/01/14	104M	109,822	6%, 11/01/23	17,806M	18,812,636	6%, 01/15/11	5M	5,238
FNMA 536814					122,755,150	GNMA 780659
5.5%, 06/01/14	199M	209,259	20-Year:			7.5%, 08/15/12	7M	7,844
FNMA 576789			FNMA 190659			GNMA II 2542
5.5%, 06/01/14	56M	59,384	7%, 02/01/14	127M	137,682	7%, 01/20/13	24M	25,775
FNMA 768628						GNMA 462328
5.5%, 09/01/15	377M	396,927	FNMA 190697			6.5%, 04/15/13	70M	74,076
FNMA 630985			7%, 03/01/14	259M	280,403	GNMA 780759
7%, 09/01/15	294M	308,221	FNMA 251716			6.5%, 04/15/13	142M	150,225
			10.5%, 03/01/18	23M	25,781
FNMA 594601					443,866	GNMA 349029
8.5%, 10/01/15	17M	18,491				7%, 04/15/13	14M	15,326
FNMA 619191			30-Year:			GNMA 456869
6.5%, 12/01/15	427M	452,787	FNMA 366221			6.5%, 05/15/13	7M	6,881
FNMA 535631			9.5%, 03/01/11	4M	4,128	GNMA 780859
7%, 12/01/15	444M	469,558	FNMA 23			7.5%, 09/15/13	9M	9,076
FNMA 594602			8.5%, 08/01/11	569	587	GNMA 780978
9%, 01/01/16	14M	15,999	FNMA 124871			6.5%, 02/15/14	1,147M	1,218,476
FNMA 609148			7%, 05/01/13	123M	132,087	GNMA 781109
7%, 02/01/16	1,830M	1,928,706	FNMA 20497			7%, 11/15/14	2,727M	2,902,499
FNMA 535777			8.75%, 07/01/13	1M	1,088	GNMA 489953
5.5%, 03/01/16	257M	270,475	FNMA 454727			6%, 12/15/16	43M	45,926
FNMA 663227			10.5%, 01/01/16	15M	16,097			4,461,345
6%, 03/01/16	238M	251,948	FNMA 626664			20-Year:
FNMA 574598			6%, 04/01/17	263M	278,576	GNMA 248682
6%, 05/01/16	318M	337,675	FNMA 479421			9.75%, 06/15/10	855	912
FNMA 545298			7%, 09/01/21	68M	74,469
5.5%, 11/01/16	271M	284,624	FNMA 207530			GNMA 628440
FNMA 614920			8.25%, 04/01/22	12M	13,055	7%, 04/15/24	699M	760,179
5.5%, 12/01/16	306M	321,926						761,091
FNMA 792797						30-Year:
5.5%, 04/01/17	412M	433,930				GNMA 91758
						10%, 11/15/09	100	102

Sentinel Short Maturity Government Fund

(Continued)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
GNMA 495
10%, 02/20/16	430	$471
		573
Total Government National
Mortgage Corporation		16,946,607
Total U.S. Government
Obligations
(Cost $573,927,519)		578,915,839
Corporate Short-Term Notes 1.7%
Nestle Capital Corp.
0.12%, 06/01/09
(Cost $10,000,000)	10,000M	10,000,000
Total Investments 98.4%
(Cost $583,927,519)†		588,915,839
Other Assets in Excess of
Liabilities 1.6%		9,642,536
Net Assets 100.0%		$ 598,558,375

  Cost for federal income tax purposes is $583,927,519. At May 31, 2009 unrealized appreciation for federal income tax purposes aggregated $4,988,320 of which $5,267,214 related to appreciated securities and $278,894 related to depreciated securities.

Sentinel Small Company Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.5%	Energy	7.5%
Industrials	15.2%	Consumer Staples	4.6%
Health Care	14.9%	Materials	3.1%
Financials	14.1%	Utilities	1.3%
Consumer Discretionary	12.1%	Telecommunication Services	0.9%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Iconix Brand Group, Inc.	1.7%	HCC Insurance Holdings, Inc.	1.4%
ANSYS, Inc.	1.6%	Nuance Communications, Inc.	1.4%
Endurance Specialty Holdings Ltd.	1.6%	Strayer Education, Inc.	1.3%
Core Laboratories NV	1.5%	Waste Connections, Inc.	1.3%
Nice Systems Ltd.	1.4%	Total of Net Assets	14.6%
Mettler-Toledo Int'l., Inc.	1.4%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2009 (Unaudited)
	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 87.7%			Comstock Resources, Inc. *	255,000	$ 10,156,650	Health Care 14.9%
Consumer Discretionary 12.1%			Core Laboratories NV	205,000	19,462,700	American Medical Systems
Burger King Holdings, Inc.	893,000	$14,788,080	Dril-Quip, Inc. *	285,000	11,776,200	Holdings, Inc. *	795,000	$12,060,150
Choice Hotels Int'l., Inc.	270,000	7,368,300	NATCO Group, Inc. *	385,000	10,895,500	Bio-Rad Laboratories, Inc. *	210,000	15,632,400
Dress Barn, Inc. *	755,000	11,951,650	Oil States Int'l., Inc. *	305,000	7,969,650	Catalyst Health Solutions, Inc. *	575,000	12,299,250
Gildan Activewear, Inc. *	525,000	8,636,250	Superior Energy Services, Inc. *	605,000	13,951,300	Dionex Corp. *	235,000	13,244,600
Iconix Brand Group, Inc. *	1,365,000	22,099,350			98,771,400	Gen-Probe, Inc. *	325,000	13,854,750
LKQ Corp. *	1,125,000	17,201,250	Financials 11.0%			Haemonetics Corp. *	215,000	11,444,450
Matthews Int'l. Corp.	415,000	11,848,250	Affiliated Managers Group, Inc. *	170,000	9,538,700	Idexx Laboratories, Inc. *	350,000	14,647,500
Morningstar, Inc. *	295,000	12,218,900	Bancorpsouth, Inc.	365,000	8,117,600	Immucor, Inc. *	75,450	1,135,522
Snap-On, Inc.	335,000	10,435,250	Cullen/Frost Bankers, Inc.	155,000	7,587,250	Integra LifeSciences Holdings Corp. *	455,000	11,811,800
Strayer Education, Inc.	95,000	17,505,650	Endurance Specialty Holdings			Life Technologies Corp. *	295,000	11,440,100
Tractor Supply Co. *	305,000	11,705,900	Ltd.	765,000	21,014,550
Wolverine World Wide, Inc.	730,000	14,461,300	First Midwest Bancorp, Inc.	950,000	8,265,000	MedAssets, Inc. *	694,300	10,976,883
		160,220,130	Glacier Bancorp, Inc.	485,000	8,036,450	Meridian Bioscience, Inc.	515,500	9,851,205
Consumer Staples 4.6%			HCC Insurance Holdings, Inc.	735,000	18,147,150	NuVasive, Inc. *	285,000	10,294,200
Alberto-Culver Co.	445,000	10,341,800	Investment Technology Group,			Resmed, Inc. *	215,000	7,970,050
Casey's General Stores, Inc.	260,000	6,559,800	Inc. *	525,000	10,920,000	Sirona Dental Systems, Inc. *	464,800	9,142,616
Chattem, Inc. *	255,000	15,231,150	Navigators Group, Inc. *	145,000	6,342,300	Techne Corp.	285,000	17,176,950
Church & Dwight Co., Inc.	215,000	10,808,050	Portfolio Recovery Associates, Inc. *	465,000	16,726,050	West Pharmaceutical Services, Inc.	443,600	14,337,152
Flowers Foods, Inc.	490,000	10,373,300	Raymond James Financial, Inc.	675,000	10,732,500			197,319,578
Hain Celestial Group, Inc. *	480,000	8,241,600	Selective Insurance Group	535,000	7,067,350	Industrials 15.2%
		61,555,700	Signature Bank *	465,000	12,578,250	Clarcor, Inc.	370,000	10,604,200
Energy 7.5%					145,073,150	Copart, Inc. *	490,000	15,038,100
Arena Resources, Inc. *	390,000	13,969,800				Curtiss-Wright Corp.	390,000	11,419,200
CARBO Ceramics, Inc.	280,000	10,589,600

32 The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Continued)

Principal
Shares	Value	Shares	Value	Amount	Value
(Note 2)	(Note 2)	(M=$1,000)	(Note 2)
Dynamic Materials Corp.	540,000	$ 9,687,600	ITC Holdings Corp.	185,000	$7,934,650	Federal National Mortgage
Forward Air Corp.	527,600	11,248,432	16,814,650	Association 0.4%
G&K Services, Inc.	385,000	8,254,400	Total Domestic Common Stocks	Agency Discount Notes:
(Cost $1,178,475,979)	1,159,779,187	0.13%, 06/12/09	6,117M	$6,116,757
Healthcare Services Group, Inc.	915,000	15,994,200	Total U.S. Government
Heartland Express, Inc.	945,000	14,836,500	Foreign Stocks & ADR's 1.4%	Obligations
Heico Corp.	274,090	8,154,178	Israel 1.4%	(Cost $37,405,955)	37,405,955
Nice Systems Ltd. ADR *	Total Investments 98.1%
IDEX Corp.	465,000	10,857,750	(Cost $26,893,011)	825,000	18,942,000	(Cost $1,330,575,748)†	1,297,934,637
Kaydon Corp.	405,000	13,932,000	Real Estate Investment Trusts 3.1%	Other Assets in Excess of
Moog, Inc. *	385,000	9,201,500	Financials 3.1%	Liabilities 1.9%	25,429,995
MSC Industrial Direct Co.	160,000	5,820,800
RitchieBros Auctioneers, Inc.	505,000	11,564,500	Corporate Trust SBI Office MD (b) Properties	395,000	11,723,600	Net Assets 100.0%	$ 1,323,364,632
Rollins, Inc.	685,000	11,446,350	Digital Realty Trust, Inc.	195,000	6,975,150
Toro Co.	265,000	8,162,000	Healthcare Realty Trust, Inc. (b)	655,000	10,787,850	*	Non-income producing
Wabtec Corp.	195,000	6,957,600	Home Properties, Inc. (b)	340,000	11,322,000	†	Cost for federal income tax purposes is
Total Real Estate Investment Trusts	$1,330,575,748. At May 31, 2009 unrealized
Waste Connections, Inc. *	685,000	17,399,000	depreciation for federal income tax purposes
(Cost $46,801,908)	40,808,600	aggregated $32,641,111 of which $114,381,786
200,578,310	Principal	related to appreciated securities and $147,022,897
Information Technology 17.1%	Amount	related to depreciated securities.
ANSYS, Inc. *	705,000	21,051,300	(M=$1,000)	(b)	Return of Capital paid during the fiscal period
Blackbaud, Inc.	625,000	8,668,750	Corporate Short-Term Notes 3.1%	ADR	-	American Depository Receipt
Concur Technologies, Inc. *	395,000	11,652,500	Alcon Capital Corp.	SBI	-	Shares Beneficial Interest
Daktronics, Inc.	765,000	6,556,050	0.14%, 06/08/09	10,000M	9,999,728
Diodes, Inc. *	585,000	8,991,450	0.18%, 07/06/09	1,000M	999,825
Factset Research Systems, Inc.	150,000	7,935,000	Chevron Oil Finance Co.
0.14%, 06/10/09	5,000M	4,999,825
Intersil Corp.	695,000	8,513,750	Pepsico, Inc.
Jack Henry & Associates, Inc.	705,000	12,950,850	0.11%, 06/03/09	2,500M	2,499,984
Mettler-Toledo Int'l., Inc. *	255,000	18,153,450	Pfizer, Inc.
Micros Systems, Inc. *	490,000	12,798,800	0.15%, 06/04/09	12,500M	12,499,844
Nuance Communications, Inc. *	1,455,000	18,042,000	Toyota Motor Credit
0.16%, 06/08/09	10,000M	9,999,689
Open Text Corp. *	425,000	14,972,750	Total Corporate Short-Term Notes
Perot Systems Corp. *	995,000	13,591,700	(Cost $40,998,895)	40,998,895
Polycom, Inc. *	915,000	15,838,650	U.S. Government Obligations 2.8%
Power Integrations, Inc.	525,000	11,581,500	Federal Home Loan Bank 2.3%
Progress Software Corp. *	475,000	10,649,500	Agency Discount Notes:
Quality Systems, Inc.	295,000	14,729,350	0.14%, 06/01/09	10,000M	10,000,000
Rofin-Sinar Technologies, Inc. *	450,700	10,163,285	0.165%, 06/03/09	10,000M	9,999,909
226,840,635	0.13%, 06/17/09	10,000M	9,999,422
Materials 3.1%	Total Federal Home Loan Bank	29,999,331
Aptargroup, Inc.	555,000	17,210,550	Federal Home Loan Mortgage
Corporation 0.1%
Silgan Holdings, Inc.	310,000	13,720,600	Agency Discount Notes:
Steel Dynamics, Inc.	651,100	9,727,434	0.265%, 06/15/09	1,290M	1,289,867
40,658,584
Telecommunication Services 0.9%
Cbeyond, Inc. *	695,000	11,947,050
Utilities 1.3%
Atmos Energy Corp.	370,000	8,880,000

Sentinel Small/Mid Cap Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.6%	Energy	7.9%
Industrials	16.2%	Materials	5.2%
Health Care	14.3%	Consumer Staples	4.7%
Consumer Discretionary	14.1%	Telecommunication Services	0.9%
Financials	12.5%	Utilities	0.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
HCC Insurance Holdings, Inc.	1.4%	Dolby Laboratories, Inc.	1.3%
Iconix Brand Group, Inc.	1.4%	Stericycle, Inc.	1.3%
Weatherford Int'l. Ltd.	1.4%	Waste Connections, Inc.	1.3%
Nice Systems Ltd.	1.4%	Core Laboratories NV	1.3%
Nuance Communications, Inc.	1.4%	Total of Net Assets	13.6%
ANSYS, Inc.	1.4%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2009 (Unaudited)

	Shares	Value	Shares		Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 92.3%			Energy 7.9%			Health Care 13.6%
Consumer Discretionary 14.1%			Comstock Resources, Inc. *	1,650	$ 65,719	Beckman Coulter, Inc.	1,130	$ 61,246
Burger King Holdings, Inc.	5,280	$ 87,437	Core Laboratories NV	1,100	104,434	Bio-Rad Laboratories, Inc. *	1,230	91,561
Choice Hotels Int'l., Inc.	1,770	48,303	FMC Technologies, Inc. *	1,340	55,771	Dentsply Int'l., Inc.	2,780	81,343
Darden Restaurants, Inc.	2,410	87,170	Oceaneering Int'l. Inc *	1,080	55,534	Dionex Corp. *	770	43,397
Dress Barn, Inc. *	4,550	72,026	Range Resources Corp.	1,840	84,290	Endo Pharmaceuticals
GameStop Corp. *	1,600	39,920	Southwestern Energy Co. *	1,750	76,073	Holdings, Inc. *	3,030	48,268
Gildan Activewear, Inc. *	3,390	55,766	Superior Energy Services, Inc. *	3,220	74,253	Gen-Probe, Inc. *	2,060	87,818
Iconix Brand Group, Inc. *	7,030	113,816	Weatherford Int'l. Ltd. *	5,445	112,711	Hologic, Inc. *	4,070	51,567
LKQ Corp. *	6,580	100,608			628,785	Idexx Laboratories, Inc. *	1,900	79,515
Matthews Int'l. Corp.	1,570	44,823	Financials 10.7%			Life Technologies Corp. *	1,670	64,763
Morningstar, Inc. *	1,430	59,231	Affiliated Managers Group, Inc. *	1,110	62,282	MedAssets, Inc. *	3,580	56,600
O'Reilly Automotive, Inc. *	1,490	53,714	City National Corp/CA	1,240	45,347	Millipore Corp. *	750	47,167
Snap-On, Inc.	2,010	62,612	Cullen/Frost Bankers, Inc.	1,025	50,174	NuVasive, Inc. *	1,800	65,016
Strayer Education, Inc.	560	103,191	Endurance Specialty Holdings Ltd.	3,360	92,299	Pharmaceutical Product Development, Inc.	1,810	36,254
TJX Cos., Inc.	1,070	31,576	HCC Insurance Holdings, Inc.	4,640	114,562	Qiagen NV *	4,910	86,416
Tractor Supply Co. *	1,990	76,376	Investment Technology Group,			Resmed, Inc. *	1,300	48,191
Wolverine World Wide, Inc.	4,190	83,004	Inc. *	3,140	65,312	Techne Corp.	1,260	75,940
		1,119,573	People's United Financial, Inc.	4,720	74,576	Varian Medical Systems, Inc. *	1,610	57,574
Consumer Staples 4.7%			Portfolio Recovery					1,082,636
Alberto-Culver Co.	3,200	74,368	Associates, Inc. *	2,120	76,256	Industrials 16.2%
Chattem, Inc. *	1,620	96,763	Raymond James Financial, Inc.	3,530	56,127	Ametek, Inc.	1,980	62,271
Church & Dwight Co., Inc.	1,790	89,983	Signature Bank *	2,830	76,552	CH Robinson Worldwide, Inc.	1,510	76,738
Flowers Foods, Inc.	2,920	61,817	Willis Group Holdings Ltd.	2,940	78,292	Cintas Corp.	2,500	58,225
McCormick & Co., Inc.	1,760	53,715	WR Berkley Corp.	2,580	55,960	Clarcor, Inc.	2,060	59,040
		376,646			847,739

34 The accompanying notes are an integral part of the financial statements.

Sentinel Small/Mid Cap Fund
(Continued)

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Copart, Inc. *	2,550	$ 78,259	Utilities 0.8%
Dynamic Materials Corp.	3,020	54,179	ITC Holdings Corp.	1,410	$ 60,475
Equifax, Inc.	2,390	65,056	Total Domestic Common Stocks
Healthcare Services Group, Inc.	4,940	86,351	(Cost $8,377,656)		7,349,584
Heico Corp.	2,980	88,655	Foreign Stocks & ADR's 2.1%
			Israel 1.4%
IDEX Corp.	2,480	57,908	Nice Systems Ltd. ADR *	4,900	112,504
ITT Corp.	1,800	74,124	United Kingdom 0.7%
Kaydon Corp.	2,460	84,624	Shire Ltd. ADR	1,270	52,959
MSC Industrial Direct Co.	1,210	44,020	Total Foreign Stocks & ADR's
Quanta Services, Inc. *	1,850	42,198	(Cost $206,391)		165,463
Ritchie Bros Auctioneers, Inc.	3,060	70,074	Real Estate Investment Trusts 1.8%
Roper Industries, Inc.	1,820	78,224	Financials 1.8%
Stericycle, Inc. *	2,130	106,457	Digital Realty Trust, Inc.	2,070	74,044
Waste Connections, Inc. *	4,150	105,410	Home Properties, Inc. (b)	2,070	68,931
		1,291,813	Total Real Estate Investment
Information Technology 18.2%			Trusts (Cost $145,417)		142,975
			Total Investments 96.2%
Amdocs Ltd. *	3,090	66,868	(Cost $8,729,464)†		7,658,022
Amphenol Corp.	1,440	48,082	Other Assets in Excess of
ANSYS, Inc. *	3,690	110,183	Liabilities 3.8%		303,603
Citrix Systems, Inc. *	2,990	93,916	Net Assets 100.0%	$ 7,961,625
Cognizant Technology
Solutions Corp. *	3,650	91,943
Concur Technologies, Inc. *	2,010	59,295	* Non-income producing
Dolby Laboratories, Inc. *	2,970	107,098	† Cost for federal income tax purposes is $8,729,464.
			At May 31, 2009 unrealized depreciation for federal
Factset Research Systems, Inc.	910	48,139	income tax purposes aggregated $1,071,442 of which
FLIR Systems, Inc. *	3,530	79,284	$301,676 related to appreciated securities and
Harris Corp.	2,250	69,930	$1,373,118 related to depreciated securities.
Intersil Corp.	3,530	43,242
			(b) Return of Capital paid during the fiscal period
Jack Henry & Associates, Inc.	3,840	70,541	ADR - American Depository Receipt
Mettler-Toledo Int'l., Inc. *	1,150	81,868
Micros Systems, Inc. *	2,980	77,838
Nuance Communications, Inc. *	9,030	111,972
Open Text Corp. *	2,600	91,598
Polycom, Inc. *	5,780	100,052
Power Integrations, Inc.	2,300	50,738
Trimble Navigation Ltd. *	2,550	48,909
		1,451,496
Materials 5.2%
Aptargroup, Inc.	2,610	80,936
Ecolab, Inc.	1,050	39,218
Pactiv Corp. *	3,941	88,278
Sigma-Aldrich Corp.	1,330	64,452
Silgan Holdings, Inc.	1,490	65,947
Steel Dynamics, Inc.	5,130	76,642
		415,473
Telecommunication Services 0.9%
Cbeyond, Inc. *	4,360	74,948

Sentinel Sustainable Core Opportunities Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	16.6%	Financials	8.7%
Health Care	15.9%	Consumer Discretionary	7.1%
Energy	14.8%	Materials	4.1%
Industrials	13.5%	Telecommunication Services	3.4%
Consumer Staples	10.0%	Utilities	3.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Transocean Ltd.	3.2%	CVS Caremark Corp.	2.2%
ConocoPhillips	2.6%	Int'l. Business Machines Corp.	2.2%
Emerson Electric Co.	2.6%	PepsiCo, Inc.	2.0%
Praxair, Inc.	2.5%	Williams Cos., Inc.	2.0%
Danaher Corp.	2.5%	Total of Net Assets	24.2%
Procter & Gamble Co.	2.4%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 92.8%			Williams Cos., Inc.	200,000	$ 3,356,000	Merck & Co., Inc.	60,000	$ 1,654,800
Consumer Discretionary 7.1%			XTO Energy, Inc.	50,000	2,138,500	Pfizer, Inc.	150,000	2,278,500
Coach, Inc.	35,000	$ 919,450			25,340,921	St. Jude Medical, Inc. *	50,000	1,951,000
GameStop Corp. *	41,000	1,022,950	Financials 8.7%			Zimmer Holdings, Inc. *	40,000	1,782,000
Gap, Inc.	50,000	892,500	ACE Ltd.	30,000	1,319,700			25,076,615
McDonald's Corp.	31,367	1,850,339	Bank of America Corp.	70,000	788,900	Industrials 13.5%
News Corp.	166,000	1,864,180	Bank of New York Mellon Corp.	60,000	1,666,800	Bucyrus Int'l., Inc.	62,000	1,778,160
Nike, Inc.	49,028	2,797,048	Goldman Sachs Group, Inc.	15,000	2,168,550	Canadian Pacific Railway Ltd.	80,000	3,275,200
Time Warner Cable, Inc.	35,000	1,077,650	JPMorgan Chase & Co.	72,774	2,685,361	Danaher Corp.	70,000	4,224,500
Time Warner, Inc.	75,000	1,756,500	MetLife, Inc.	30,000	945,000	Emerson Electric Co.	136,800	4,389,912
		12,180,617	The Travelers Cos., Inc.	50,000	2,033,000	FedEx Corp.	45,000	2,494,350
Consumer Staples 10.0%			US Bancorp	73,200	1,405,440	Parker Hannifin Corp.	50,000	2,113,000
CVS Caremark Corp.	125,000	3,725,000	Wells Fargo & Co.	75,000	1,912,500	Precision Castparts Corp.	40,093	3,310,479
HJ Heinz Co.	65,000	2,377,700			14,925,251	Rockwell Automation, Inc.	50,000	1,534,500
Kellogg Co.	50,000	2,162,500	Health Care 14.6%					23,120,101
Kraft Foods, Inc.	50,000	1,305,500	Aetna, Inc.	60,000	1,606,800	Information Technology 14.4%
PepsiCo, Inc.	65,000	3,383,250	Amgen, Inc. *	20,000	998,800	Accenture Ltd.	60,000	1,795,800
Procter & Gamble Co.	80,000	4,155,200	Baxter Int'l., Inc.	15,490	792,933	Activision Blizzard, Inc. *	100,000	1,208,000
		17,109,150	Becton Dickinson & Co.	36,594	2,476,682	Adobe Systems, Inc. *	35,000	986,300
Energy 14.8%			Bristol-Myers Squibb Co.	100,000	1,992,000	Broadcom Corp. *	50,000	1,274,000
Apache Corp.	11,900	1,002,694	Celgene Corp. *	35,000	1,478,400	Cisco Systems, Inc. *	130,000	2,405,000
ConocoPhillips	97,241	4,457,527	Covidien Ltd.	25,000	893,000	Dolby Laboratories, Inc. *	25,000	901,500
Devon Energy Corp.	40,000	2,529,600	CR Bard, Inc.	15,000	1,072,350	EMC Corp. *	75,000	881,250
Marathon Oil Corp.	100,000	3,188,000	Gen-Probe, Inc. *	25,000	1,065,750	Int'l. Business Machines Corp.	35,000	3,719,800
Transocean Ltd. *	70,000	5,563,600	Gilead Sciences, Inc. *	40,000	1,724,000	Juniper Networks, Inc. *	75,000	1,854,750
Weatherford Int'l. Ltd. *	150,000	3,105,000	Johnson & Johnson	60,000	3,309,600	KLA-Tencor Corp.	65,000	1,755,000

36 The accompanying notes are an integral part of the financial statements.

				Sentinel Sustainable Core Opportunities Fund
				(Continued)

			†	Cost for federal income tax purposes is $213,286,293.
				At May 31, 2009 unrealized depreciation for federal
		Value		income tax purposes aggregated $42,416,002 of
	Shares	(Note 2)		which $8,796,420 related to appreciated securities
Microsoft Corp.	101,624	$2,122,925		and $51,212,422 related to depreciated securities.
NetApp, Inc. *	100,000	1,950,000
NVIDIA Corp. *	100,000	1,043,000	ADR	- American Depository Receipt
Seagate Technology	75,000	653,250
Texas Instruments, Inc.	106,080	2,057,952
		24,608,527
Materials 4.1%
Crown Holdings, Inc. *	118,235	2,778,523
Praxair, Inc.	58,240	4,263,168
		7,041,691
Telecommunication Services 2.3%
AT&T, Inc.	100,000	2,479,000
Rogers Communications, Inc.	50,000	1,492,500
		3,971,500
Utilities 3.3%
AES Corp. *	306,700	3,063,933
Allegheny Energy, Inc.	100,000	2,500,000
		5,563,933
Total Domestic Common Stocks
(Cost $199,386,128)		158,938,306
Foreign Stocks & ADR's 4.6%
Finland 0.9%
Nokia Corp. ADR	100,000	1,530,000
Germany 1.3%
SAP AG ADR	50,000	2,167,500
Israel 1.3%
Teva Pharmaceutical Industries
Ltd. ADR	50,000	2,318,000
Mexico 1.1%
America Movil SA de CV ADR	50,000	1,916,500
Total Foreign Stocks & ADR's
(Cost $9,900,180)		7,932,000
	Principal
	Amount
	(M=$1,000)
U.S. Government Obligations 2.3%
Federal Home Loan Bank 2.3%
Agency Discount Notes:
0.09%, 06/02/09	2,000M	1,999,995
0.09%, 06/03/09	2,000M	1,999,990
Total U.S. Government
Obligations
(Cost $3,999,985)		3,999,985
Total Investments 99.7%
(Cost $213,286,293)†		170,870,291
Other Assets in Excess of
Liabilities 0.3%		436,264
Net Assets 100.0%		$ 171,306,555

* Non-income producing

					37

Sentinel Sustainable Growth Opportunities Fund
(Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	16.6%	Financials	8.8%
Consumer Discretionary	14.7%	Consumer Staples	6.4%
Health Care	13.1%	Materials	5.4%
Industrials	12.0%	Telecommunication Services	3.3%
Energy	10.2%	Utilities	1.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
BlackRock, Inc.	2.5%	Life Technologies Corp.	2.0%
Dollar Tree, Inc.	2.4%	Dolby Laboratories, Inc.	2.0%
Equinix, Inc.	2.3%	Express Scripts, Inc.	1.9%
Aeropostale, Inc.	2.2%	Amphenol Corp.	1.8%
Cognizant Technology Solutions Corp.	2.1%	Total of Net Assets	21.2%
McAfee, Inc.	2.0%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 88.5%			PetroHawk Energy Corp. *	56,300	$ 1,418,760	Industrials 12.0%
Consumer Discretionary 14.7%			Range Resources Corp.	27,400	1,255,194	BE Aerospace, Inc. *	88,800	$ 1,321,344
Aeropostale, Inc. *	60,300	$ 2,087,586	Southwestern Energy Co. *	26,300	1,143,261	Donaldson Co., Inc.	14,000	471,660
AutoZone, Inc. *	5,200	791,180	Weatherford Int'l. Ltd. *	61,900	1,281,330	Fastenal Co.	15,000	498,300
Bed Bath & Beyond, Inc. *	35,700	1,003,527			9,735,225	Flowserve Corp.	18,500	1,361,045
Burger King Holdings, Inc.	72,600	1,202,256	Financials 8.1%			Fluor Corp.	10,000	469,800
Darden Restaurants, Inc.	40,000	1,446,800	Affiliated Managers Group, Inc. *	19,800	1,110,978	IHS, Inc. *	20,300	974,400
Dick's Sporting Goods, Inc. *	45,500	809,900	BlackRock, Inc.	15,000	2,392,500	Jacobs Engineering
Dollar Tree, Inc. *	51,500	2,305,655	HCC Insurance Holdings, Inc.	34,200	844,398	Group, Inc. *	18,000	772,200
Strayer Education, Inc.	7,600	1,400,452	Invesco Ltd.	45,900	718,335	Landstar System, Inc.	24,000	912,000
Urban Outfitters, Inc. *	65,300	1,333,426	Northern Trust Corp.	26,300	1,516,195	Paccar, Inc.	12,000	358,200
VF Corp.	28,500	1,619,370	T Rowe Price Group, Inc.	28,000	1,135,960	Precision Castparts Corp.	14,800	1,222,036
		14,000,152			7,718,366	Ritchie Bros Auctioneers, Inc.	69,300	1,586,970
Consumer Staples 6.4%			Health Care 12.0%			Stericycle, Inc. *	31,000	1,549,380
Alberto-Culver Co.	50,000	1,162,000	BioMarin Pharmaceuticals, Inc. *	50,300	703,194			11,497,335
Chattem, Inc. *	28,000	1,672,440	Covance, Inc. *	20,000	840,400	Information Technology 16.6%
Corn Products Int'l., Inc.	37,000	977,170	CR Bard, Inc.	9,700	693,453	Activision Blizzard, Inc. *	110,000	1,328,800
HJ Heinz Co.	30,700	1,123,006	Express Scripts, Inc. *	28,900	1,851,045	Amphenol Corp.	50,300	1,679,517
JM Smucker Co.	30,000	1,207,800	Gen-Probe, Inc. *	28,400	1,210,692	ANSYS, Inc. *	43,000	1,283,980
		6,142,416	Laboratory Corp of America			Broadcom Corp. *	10,000	254,800
Energy 10.2%			Holdings *	14,200	865,632	Citrix Systems, Inc. *	32,500	1,020,825
Consol Energy, Inc.	29,300	1,205,988	Life Technologies Corp. *	48,400	1,876,952	Cognizant Technology
Continental Resources, Inc. *	30,200	894,222	NuVasive, Inc. *	30,000	1,083,600	Solutions Corp. *	80,500	2,027,795
Core Laboratories NV	10,900	1,034,846	St. Jude Medical, Inc. *	35,200	1,373,504	Dolby Laboratories, Inc. *	52,000	1,875,120
FMC Technologies, Inc. *	22,200	923,964	Wright Medical Group, Inc. *	60,000	936,000	Equinix, Inc. *	29,600	2,202,240
Peabody Energy Corp.	17,000	577,660			11,434,472	Itron, Inc. *	9,600	560,064

38 The accompanying notes are an integral part of the financial statements.

				Sentinel Sustainable Growth Opportunities Fund
				(Continued)

			†	Cost for federal income tax purposes is $105,522,522.
		Value		At May 31, 2009 unrealized depreciation for federal
	Shares	(Note 2)		income tax purposes aggregated $10,850,070 of
				which $5,981,992 related to appreciated securities
Juniper Networks, Inc. *	21,500	$ 531,695		and $16,832,062 related to depreciated securities.
McAfee, Inc. *	48,500	1,902,655
			ADR	- American Depository Receipt
Nuance Communications, Inc. *	99,000	1,227,600	SPDR	- Standard & Poor's Depository Receipts
		15,895,091
Materials 3.9%
Agrium, Inc.	23,100	1,136,982
Airgas, Inc.	36,300	1,534,038
Crown Holdings, Inc. *	46,000	1,081,000
		3,752,020
Telecommunication Services 3.3%
American Tower Corp. *	31,000	987,970
MetroPCS Communications,
Inc. *	78,600	1,346,418
NII Holdings, Inc. *	40,300	824,538
		3,158,926
Utilities 1.3%
ITC Holdings Corp.	28,000	1,200,920
Total Domestic Common Stocks
(Cost $95,384,236)		84,534,923
Exchange Traded Funds 2.2%
Financials 0.7%
Financial Select Sector SPDR
Fund *	55,500	685,425
Materials 1.5%
SPDR Gold Trust *	15,000	1,443,150
Total Exchange Traded Funds
(Cost $1,883,539)		2,128,575
Foreign Stocks & ADR's 1.1%
United Kingdom 1.1%
Shire Ltd. ADR
(Cost $1,254,933)	24,200	1,009,140

	Principal
	Amount
	(M=$1,000)
Corporate Short-Term Notes 7.3%
Colgate Palmolive
0.14%, 06/24/09	2,000M	1,999,821
Nestle Capital Corp.
0.12%, 06/01/09	3,000M	3,000,000
Wells Fargo Co.
0.13%, 06/02/09	2,000M	1,999,993
Total Corporate Short-Term Notes
(Cost $6,999,814)		6,999,814
Total Investments 99.1%
(Cost $105,522,522)†		94,672,452
Other Assets in Excess of
Liabilities 0.9%		830,094
Net Assets 100.0%		$ 95,502,546

* Non-income producing

					39

Statement of Assets and Liabilities

at May 31, 2009 (Unaudited)

		Capital	Common	Conservative	Georgia Municipal
	Balanced	Growth	Stock	Allocation	Bond
Assets
Investments at value	$ 204,012,239	$ 104,745,297	$ 875,877,364	$ 93,404,112	$ 29,861,421
Cash and cash equivalents	120,410	1,782,704	21,661,989	1,017,853	135,699
Receivable for securities sold	112,901	–	2,796,172	–	–
Receivable for fund shares sold	123,710	15,821	1,111,263	187,130	–
Receivable for interest	307,939	–	–	433,461	405,741
Receivable for foreign interest	–	–	–	3,322	–
Receivable for dividends	360,255	146,628	2,077,673	91,142	–
Receivable from fund administrator	–	–	–	–	–
Total Assets	205,037,454	106,690,450	903,524,461	95,137,020	30,402,861

Liabilities
Payable to custodian bank-line of credit	–	–	–	–	–
Payable for securities purchased	3,284,130	207,672	4,365,592	3,046,531	–
Payable for fund shares repurchased	366,548	32,087	946,235	34,774	–
Accrued expenses	132,270	36,526	362,828	72,752	10,894
Management fee payable	92,515	61,465	499,625	42,397	11,658
Distribution fee payable (Class A Shares)	45,276	24,978	171,651	17,517	200
Distribution fee payable (Class B Shares)	4,876	–	8,453	8,096	–
Distribution fee payable (Class C Shares)	5,997	1,944	14,174	10,600	–
Distribution fee payable (Class D Shares)	3,024	–	–	–	–
Distribution fee payable (Class S Shares)	–	–	–	–	–
Fund accounting fee payable	6,253	3,264	27,536	2,866	963
Deferred compensation	47,746	22,526	197,141	26,876	1,702
Total Liabilities	3,988,635	390,462	6,593,235	3,262,409	25,417
Net Assets Applicable to
All Outstanding Shares	$ 201,048,819	$ 106,299,988	$ 896,931,226	$ 91,874,611	$ 30,377,444
Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$ 180,448,230	$ 100,790,696	$ 690,062,981	$ 69,766,424	$ 1,175,010
Shares Outstanding	13,225,155	7,557,278	29,866,394	6,954,888	119,235
Net Asset Value per Share	$ 13.64	$ 13.34	$ 23.10	$ 10.03	$ 9.85
Sales Charge**	0.72	0.70	1.22	0.53	0.41
Maximum Offering Price	$ 14.36	$ 14.04	$ 24.32	$ 10.56	$ 10.26
Class B Shares*
Net Assets Applicable to Class B Shares/	$ 5,756,414	N/A	$ 9,988,565	$ 9,211,211	N/A
Shares Outstanding	419,953	N/A	443,691	921,753	N/A
Net Asset Value per Share***	$ 13.71	N/A	$ 22.51	$ 9.99	N/A
Class C Shares*
Net Assets Applicable to Class C Shares/	$ 7,250,271	$ 2,428,369	$ 17,028,621	$ 12,896,976	N/A
Shares Outstanding	531,257	192,041	758,796	1,289,949	N/A
Net Asset Value per Share***	$ 13.65	$ 12.65	$ 22.44	$ 10.00	N/A
Class D Shares*
Net Assets Applicable to Class D Shares/	$ 4,748,919	N/A	N/A	N/A	N/A
Shares Outstanding	348,349	N/A	N/A	N/A	N/A
Net Asset Value per Share***	$ 13.63	N/A	N/A	N/A	N/A
Class I Shares*
Net Assets Applicable to Class I Shares/	$ 2,844,985	$ 3,080,923	$ 179,851,059	N/A	$ 29,202,434
Shares Outstanding	209,863	232,303	7,777,462	N/A	2,894,167
Net Asset Value per Share***	$ 13.56	$ 13.26	$ 23.12	N/A	$ 10.09
Class S Shares*
Net Assets Applicable to Class S Shares/	N/A	N/A	N/A	N/A	N/A
Shares Outstanding	N/A	N/A	N/A	N/A	N/A
Net Asset Value per Share***	N/A	N/A	N/A	N/A	N/A

40	The accompanying notes are an integral part of the financial statements.

				Statement of Assets and Liabilities
							(Continued)

Government	Government	Growth	International	Mid Cap	Mid Cap	Short Maturity	Small
Money Market^	Securities	Leaders	Equity	Growth	Value	Government	Company

$ 94,715,372	$ 751,195,304	$ 32,252,437	$ 140,574,976	$ 78,859,312	$ 169,044,260	$ 588,915,839	$ 1,297,934,637
29	195,558	1,037,367	744,079	853,938	421,331	525,223	24,649,284
–	35,985,505	–	–	89,321	974,786	999	1,460,866
–	7,306,695	117,508	65,200	34,108	559,782	18,500,865	4,994,707
–	3,181,585	–	–	–	–	2,460,747	–
–	–	–	–	–	–	–	–
–	–	38,982	835,526	36,945	35,438	–	1,026,858
55,260	–	–	–	–	–	–	–
94,770,661	797,864,647	33,446,294	142,219,781	79,873,624	171,035,597	610,403,673	1,330,066,352

8,100	–	–	–	–	–	–	–
–	95,227,154	227,144	–	107,500	–	9,001,424	3,972,998
360,265	1,436,723	2,597	102,599	29,587	569,279	2,265,273	1,155,404
46,246	172,926	19,707	67,843	75,075	76,434	100,356	308,263
32,575	266,676	24,315	80,027	46,556	103,403	221,641	688,856
–	89,530	6,536	30,987	17,301	18,385	83,137	207,754
–	–	–	2,482	2,685	–	–	32,341
–	37,039	1,554	2,972	1,843	12,708	–	102,988
–	–	–	–	–	–	–	–
–	–	–	–	–	–	108,343	–
3,028	21,336	1,004	4,248	2,472	5,126	17,733	40,799
17,134	50,574	1,409	23,772	28,135	7,743	47,391	192,317
467,348	97,301,958	284,266	314,930	311,154	793,078	11,845,298	6,701,720

$ 94,303,313	$ 700,562,689	$ 33,162,028	$ 141,904,851	$ 79,562,470	$ 170,242,519	$ 598,558,375	$ 1,323,364,632

$ 90,784,480	$ 546,572,292	$ 26,771,309	$ 128,358,378	$ 68,968,451	$ 74,708,678	$ 403,556,201	$ 836,033,227
90,784,480	50,239,747	2,896,762	9,997,671	5,844,546	7,664,663	43,971,090	163,982,080
$ 1.00	$ 10.88	$ 9.24	$ 12.84	$ 11.80	$ 9.75	$ 9.18	$ 5.10
–	0.45	0.49	0.68	0.62	0.51	0.09	0.27
$ 1.00	$ 11.33	$ 9.73	$ 13.52	$ 12.42	$ 10.26	$ 9.27	$ 5.37

$ 3,518,833	N/A	N/A	$ 3,001,856	$ 3,175,312	N/A	N/A	$ 37,898,836
3,518,833	N/A	N/A	239,838	307,488	N/A	N/A	9,307,724
$ 1.00	N/A	N/A	$ 12.52	$ 10.33	N/A	N/A	$ 4.07

N/A	$ 46,285,416	$ 1,977,559	$ 3,681,806	$ 2,272,208	$ 15,711,003	N/A	$ 123,818,388
N/A	4,255,157	226,476	292,335	216,973	1,685,627	N/A	26,608,000
N/A	$ 10.88	$ 8.73	$ 12.59	$ 10.47	$ 9.32	N/A	$ 4.65

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	$ 107,704,981	$ 4,413,160	$ 6,862,811	$ 5,146,499	$ 79,822,838	N/A	$ 325,614,181
N/A	9,896,254	491,618	537,543	433,431	8,054,675	N/A	63,305,804
N/A	$ 10.88	$ 8.98	$ 12.77	$ 11.87	$ 9.91	N/A	$ 5.14

N/A	N/A	N/A	N/A	N/A	N/A	$ 195,002,174	N/A
N/A	N/A	N/A	N/A	N/A	N/A	21,244,959	N/A
N/A	N/A	N/A	N/A	N/A	N/A	$ 9.18	N/A

  Name change. Formerly the Sentinel U.S. Treasury Money Market Fund prior to February 3, 2009.

Statement of Assets and Liabilities (Continued)

	Small/Mid	Sustainable Core	Sustainable Growth
	Cap	Opportunities	Opportunities^^
Assets
Investments at value	$ 7,658,022	$ 170,870,291	$ 94,672,452
Cash and cash equivalents	304,353	1,629,574	1,099,036
Receivable for securities sold	2,793	1,304,828	–
Receivable for fund shares sold	23,384	16,102	9,567
Receivable for dividends	3,921	293,407	38,154
Total Assets	7,992,473	174,114,202	95,819,209

Liabilities
Payable for securities purchased	14,461	2,283,942	–
Payable for fund shares repurchased	–	294,974	175,720
Accrued expenses	10,852	77,256	55,364
Management fee payable	4,680	99,199	55,378
Distribution fee payable (Class A Shares)	181	39,751	23,368
Distribution fee payable (Class C Shares)	103	18	22
Fund accounting fee payable	248	5,268	2,941
Deferred compensation	323	7,239	3,870
Total Liabilities	30,848	2,807,647	316,663
Net Assets Applicable to
All Outstanding Shares	$ 7,961,625	$ 171,306,555	$ 95,502,546
Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$ 2,837,113	$ 160,365,655	$ 94,027,353
Shares Outstanding	198,707	17,288,778	9,318,257
Net Asset Value per Share	$ 14.28	$ 9.28	$ 10.09
Sales Charge**	0.75	0.49	0.53
Maximum Offering Price	$ 15.03	$ 9.77	$ 10.62
Class C Shares*
Net Assets Applicable to Class C Shares/	$ 2,262,949	$ 354,600	$ 313,407
Shares Outstanding	158,664	39,530	32,270
Net Asset Value per Share***	$ 14.26	$ 8.97	$ 9.71
Class I Shares*
Net Assets Applicable to Class I Shares/	$ 2,861,563	$ 10,586,300	$ 1,161,786
Shares Outstanding	200,316	1,138,617	110,574
Net Asset Value per Share***	$ 14.29	$ 9.30	$ 10.51

  Name change. Formerly the Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.
  The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
  For the Balanced Fund, Capital Growth Fund, Common Stock Fund, Conservative Allocation Fund, Growth Leaders Fund, International Equity Fund, Mid Cap Growth Fund, Mid Cap

Value Fund, Small Company Fund, Small/Mid Cap Fund, Sustainable Core Opportunities Fund and Sustainable Growth Opportunities Fund, the maximum offering price is 1000/950 times the net asset value per share. For the Georgia Municipal Bond Fund and Government Securities Fund, the maximum offering price is 1000/960 times the net asset value per share. For the Short Maturity Government Fund, the maximum offering price is 1000/990 times the net asset value per share. For the Government Money Market Fund, the maximum offering price is equal to the net asset value per share.

*** The maximum offering price is equal to the net asset value per share.

42	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

(Continued)

		Capital	Common	Conservative	Georgia Municipal
	Balanced	Growth	Stock	Allocation	Bond
Net Assets Represent
Capital stock at par value	$ 147,346	$ 79,816	$ 388,463	$ 91,666	$ 30,134
Paid-in capital	191,436,979	106,056,485	781,285,233	109,641,531	28,830,784
Accumulated undistributed (distributions
in excess of) net investment income (loss)	455,256	37,948	1,427,246	167,297	10,682
Accumulated undistributed net realized
gain (loss) on investments	(3,375,724)	(17,942,529)	(21,536,034)	(14,418,281)	228,731
Unrealized appreciation (depreciation)
of investments and foreign exchange	12,384,962	18,068,268	135,366,318	(3,607,602)	1,277,113
Net Assets	$ 201,048,819	$ 106,299,988	$ 896,931,226	$ 91,874,611	$ 30,377,444
Investments at Cost	$ 191,627,277	$ 86,677,029	$ 740,511,046	$ 97,011,564	$ 28,584,308

	Government	Government	Growth	International	Mid Cap
	Money Market^	Securities	Leaders	Equity	Growth
Net Assets Represent
Capital stock at par value	$ 943,033	$ 643,912	$ 36,149	$ 110,674	$ 68,024
Paid-in capital	93,360,280	683,578,190	38,178,391	183,332,428	116,047,481
Accumulated undistributed (distributions
in excess of) net investment income (loss)	203	394,444	12,628	1,170,973	(43,356)
Accumulated undistributed net realized
gain (loss) on investments	(203)	6,287,727	(5,514,107)	(23,505,341)	(38,688,305)
Unrealized appreciation (depreciation)
of investments and foreign exchange	–	9,658,416	448,967	(19,203,883)	2,178,626
Net Assets	$ 94,303,313	$ 700,562,689	$ 33,162,028	$ 141,904,851	$ 79,562,470
Investments at Cost	$ 94,715,372	$ 741,536,888	$ 31,803,470	$ 159,802,237	$ 76,680,686

	Mid Cap	Short Maturity	Small	Small/Mid	Sustainable Core
	Value	Government	Company	Cap	Opportunities
Net Assets Represent
Capital stock at par value	$ 174,050	$ 652,160	$ 2,632,036	$ 5,577	$ 184,669
Paid-in capital	219,028,246	619,075,280	1,547,050,144	10,945,706	260,512,747
Accumulated undistributed (distributions
in excess of) net investment income (loss)	(126,100)	40,863	(1,347,491)	(37,407)	335,686
Accumulated undistributed net realized
gain (loss) on investments	(26,494,217)	(26,198,248)	(192,328,946)	(1,880,809)	(47,310,545)
Unrealized appreciation (depreciation)
of investments and foreign exchange	(22,339,460)	4,988,320	(32,641,111)	(1,071,442)	(42,416,002)
Net Assets	$ 170,242,519	$ 598,558,375	$ 1,323,364,632	$ 7,961,625	$ 171,306,555
Investments at Cost	$ 191,383,720	$ 583,927,519	$ 1,330,575,748	$ 8,729,464	$ 213,286,293

	Sustainable Growth
	Opportunities^^
Net Assets Represent
Capital stock at par value	$ 94,611
Paid-in capital	175,141,412
Accumulated undistributed (distributions
in excess of) net investment income (loss)	(447,307)
Accumulated undistributed net realized
gain (loss) on investments	(68,436,100)
Unrealized appreciation (depreciation)
of investments and foreign exchange	(10,850,070)
Net Assets	$ 95,502,546
Investments at Cost	$ 105,522,522

  Name change. Formerly the Sentinel U.S. Treasury Money Market Fund prior to February 3, 2009.
  Name change. Formerly the Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.

Amounts designated as “-“ are either $0 or have been rounded to $0.

43

Statement of Operations

(Unaudited)

		Capital	Common	Conservative
	Balanced	Growth	Stock	Allocation
	For the Six	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	05/31/09	05/31/09	05/31/09	05/31/09
Investment Income
Income:
Dividends	$ 1,669,527	$ 986,252	$ 10,465,450	$ 413,805 *
Interest	1,802,915	2,385	8,808	1,789,686
Total Income	$ 3,472,442	$ 988,637	$ 10,474,258	$ 2,203,491
Expenses:
Management advisory fee	521,443	345,380	2,753,852	239,226
Transfer agent fees	246,083	149,512	571,559	90,035
Custodian fees	9,585	5,260	31,847	3,650
Distribution expense (Class A Shares)	253,861	140,598	946,130	97,428
Distribution expense (Class B Shares)	30,632	–	52,560	54,299
Distribution expense (Class C Shares)	30,888	10,720	74,690	55,899
Distribution expense (Class D Shares)	20,389	–	–	–
Accounting and administration services	35,361	18,390	151,202	16,227
Auditing fees	12,250	7,400	35,200	4,500
Legal fees	2,450	2,575	20,150	1,600
Reports and notices to shareholders	21,200	20,400	72,700	6,800
Registration and filing fees	49,730	30,833	40,237	35,749
Directors' and Chief Compliance
Officer's fees and expenses	17,016	10,425	80,970	7,539
Other	8,646	3,069	5,625	3,197
Total Expenses	1,259,534	744,562	4,836,722	616,149
Expense Reimbursement	–	–	–	–
Expense Offset	–	–	(1,972)	–
Net Expenses	1,259,534	744,562	4,834,750	616,149
Net Investment Income	2,212,908	244,075	5,639,508	1,587,342
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(188,443)	(4,457,835)	(18,471,868)	(2,781,910)
Foreign currency transactions	–	–	–	(6,106)
Net realized gain (loss)	(188,443)	(4,457,835)	(18,471,868)	(2,788,016)
Net change in unrealized appreciation (depreciation)
during the period:
Investments	10,111,968	13,774,698	75,046,310	7,579,831
Foreign currency transactions	–	–	–	107

Net change in unrealized appreciation (depreciation)	10,111,968	13,774,698	75,046,310	7,579,938
Net Realized and Unrealized Gain
(Loss) on Investments	9,923,525	9,316,863	56,574,442	4,791,922
Net Increase (Decrease) in Net Assets
from Operations	$ 12,136,433	$ 9,560,938	$ 62,213,950	$ 6,379,264

^ Name change. Formerly the Sentinel U.S. Treasury Money Market Fund prior to February 3, 2009.

* Net of foreign tax withholding of $1,556 in the Sentinel Conservative Allocation Fund, $222,092 in the Sentinel International Equity Fund and $6,618 in the Sentinel Mid Cap Value Fund.

Amounts designated as "-" are either $0 or have been rounded to $0.

44 The accompanying notes are an integral part of the financial statements.

				Statement of Operations
						(Continued)

Georgia Municipal	Government	Government	Growth	International	Mid Cap	Mid Cap
Bond	Money Market^	Securities	Leaders	Equity	Growth	Value
For the Six	For the Six	For the Six	For the Six	For the Six	For the Six	For the Six
Months Ended	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended
05/31/09	05/31/09	05/31/09	05/31/09	05/31/09	05/31/09	05/31/09

$ 1,020	$ 3,918	$ –	$ 239,742	$ 2,426,398 *	$ 416,020	$ 1,477,770 *
570,084	255,577	14,871,614	2,778	172,191	285,090	7,288
$ 571,104	$ 259,495	$ 14,871,614	$ 242,520	$ 2,598,589	$ 701,110	$ 1,485,058

68,505	224,326	1,421,627	122,222	431,286	262,080	568,321
16,261	132,110	343,709	34,264	249,905	191,396	206,590
1,750	5,910	27,711	2,995	36,800	9,230	11,250
1,153	–	461,646	32,141	167,099	97,481	102,893
–	–	–	–	14,683	16,367	–
–	–	143,789	8,345	15,902	10,128	69,885
–	–	–	–	–	–	–
5,683	20,954	110,846	5,072	22,969	13,947	28,293
2,900	7,000	37,500	3,450	11,150	4,600	14,200
1,425	1,000	21,500	450	3,750	2,100	7,250
–	18,500	38,250	6,050	33,100	31,450	38,500
4,120	8,256	48,493	32,118	41,016	42,864	42,587

2,496	10,241	49,958	2,422	11,622	7,037	12,540
2,955	–	19,518	3,444	29,996	2,330	6,168
107,248	428,297	2,724,547	252,973	1,069,278	691,010	1,108,477
–	(190,784)	–	(22,902)	–	–	–
–	–	(161)	(595)	–	–	–
107,248	237,513	2,724,386	229,476	1,069,278	691,010	1,108,477
463,856	21,982	12,147,228	13,044	1,529,311	10,100	376,581

228,759	–	11,934,358	(3,328,543)	(9,186,063)	(15,849,513)	(23,524,316)
–	–	–	–	18,426	–	13,618
228,759	–	11,934,358	(3,328,543)	(9,167,637)	(15,849,513)	(23,510,698)

1,274,387	–	4,819,646	6,250,499	28,370,570	23,453,972	42,302,929
–	–	–	–	17,709	–	2,459

1,274,387	–	4,819,646	6,250,499	28,388,279	23,453,972	42,305,388

1,503,146	–	16,754,004	2,921,956	19,220,642	7,604,459	18,794,690

$ 1,967,002	$ 21,982	$ 28,901,232	$ 2,935,000	$ 20,749,953	$ 7,614,559	$ 19,171,271

Statement of Operations (Continued)

	Short Maturity	Small	Small/Mid	Sustainable Core	Sustainable Growth
	Government	Company	Cap	Opportunities	Opportunities^^
	For the Six	For the Six	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended
	05/31/09	05/31/09	05/31/09	05/31/09	05/31/09
Investment Income
Income:
Dividends	$ –	$ 6,196,561	$ 36,665	$ 1,646,688	289,924
Interest	7,894,438	41,622	16	8,515	5,523
Total Income	$ 7,894,438	$ 6,238,183	$ 36,681	$ 1,655,203	295,447
Expenses:
Management advisory fee	869,418	3,664,842	25,086	544,348	302,526
Transfer agent fees	182,167	1,401,491	3,507	277,227	191,576
Custodian fees	19,000	51,253	9,300	7,965	7,105
Distribution expense (Class A Shares)	345,148	1,112,869	847	217,732	127,736
Distribution expense (Class B Shares)	–	197,424	–	–	–
Distribution expense (Class C Shares)	–	552,812	524	92	107
Distribution expense (Class S Shares)	331,520	–	–	–	–
Accounting and administration services	68,066	212,063	1,337	29,047	16,143
Auditing fees	28,000	45,500	2,000	21,530	14,925
Legal fees	12,500	38,250	575	6,115	1,570
Reports and notices to shareholders	20,000	140,000	750	45,515	34,250
Registration and filing fees	40,109	72,348	30,430	33,206	34,724
Directors' and Chief Compliance
Officer's fees and expenses	32,684	104,696	414	16,383	7,579
Other	13,136	8,243	1,043	15,941	2,432
Total Expenses	1,961,748	7,601,791	75,813	1,215,101	740,673
Expense Reimbursement	–	–	–	(58,929)	–
Expense Offset	–	(1,103)	–	–	–
Net Expenses	1,961,748	7,600,688	75,813	1,156,172	740,673
Net Investment Income (Loss)	5,932,690	(1,362,505)	(39,132)	499,031	(445,226)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	842,426	(187,255,571)	(1,239,246)	(8,371,766)	(11,544,102)
Foreign currency transactions	–	–	–	–	–
Net realized gain (loss)	842,426	(187,255,571)	(1,239,246)	(8,371,766)	(11,544,102)
Net change in unrealized appreciation (depreciation)
during the period:
Investments	4,466,265	270,642,331	1,848,795	20,542,745	24,531,296
Foreign currency transactions	–	–	–	–	–

Net change in unrealized appreciation (depreciation)	4,466,265	270,642,331	1,848,795	20,542,745	24,531,296
Net Realized and Unrealized Gain
(Loss) on Investments	5,308,691	83,386,760	609,549	12,170,979	12,987,194
Net Increase (Decrease) in Net Assets
from Operations	$ 11,241,381	$ 82,024,255	$ 570,417	$ 12,670,010	12,541,968

Amounts designated as "-" are either $0 or have been rounded to $0.

^^ Name change. Formerly the Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.

46	The accompanying notes are an integral part of the financial statements.

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	Statement of Changes in Net Assets
		Balanced		Capital Growth
		Six Months Ended		Six Months Ended
		05/31/09	Year Ended	05/31/09	Year Ended
		(unaudited)	11/30/08	(unaudited)	11/30/08
	Increase (Decrease) in Net Assets from Operations
	Net investment income (loss)	$ 2,212,908	$ 5,195,912	$ 244,075	$ 157,258
	Net realized gain (loss) on sales
	of investments	(188,443)	(1,851,977)	(4,457,835)	302,728
	Net change in unrealized appreciation
	(depreciation)	10,111,968	(71,596,343)	13,774,698	(67,031,524)
	Net increase (decrease) in net assets
	from operations	12,136,433	(68,252,408)	9,560,938	(66,571,538)

	Distributions to Shareholders
	From net investment income
	Class A Shares	(2,263,040)	(5,066,104)	(174,756)	(214,272)
	Class B Shares	(47,705)	(159,584)	–	–
	Class C Shares	(51,295)	(81,325)	–	–
	Class D Shares	(48,512)	(112,705)	–	–
	Class I Shares	(37,443)	(88,567)	(13,633)	(22,116)
	From net realized gain on investments
	Class A Shares	–	(14,663,649)	–	(12,042,596)
	Class B Shares	–	(976,542)	–	–
	Class C Shares	–	(453,864)	–	(213,311)
	Class D Shares	–	(666,106)	–	–
	Class I Shares	–	(213,935)	–	(301,690)
	Return of capital
	Class A Shares	–	–	–	(1,534,264)
	Class C Shares	–	–	–	(27,177)
	Class I Shares	–	–	–	(38,436)
	Total distributions to shareholders	(2,447,995)	(22,482,381)	(188,389)	(14,393,862)

	From Capital Share Transactions
	Net proceeds from sales of shares
	Class A Shares	12,733,115	21,907,093	5,252,177	10,251,340
	Class B Shares	155,714	852,797	–	–
	Class C Shares	2,708,934	2,008,232	239,915	1,621,804
	Class D Shares	2,997	3,601	–	–
	Class I Shares	277,523	599,167	276,885	668,029
	Net asset value of shares issued in Fund reorganizations (see note 7)
	Class A Shares	–	11,292,171	–	–
	Class B Shares	–	–	–	–
	Class C Shares	–	–	–	–
	Net asset value of shares in reinvestment of dividends and distributions
	Class A Shares	1,994,107	18,391,322	141,703	11,518,535
	Class B Shares	45,057	1,082,088	–	–
	Class C Shares	46,516	503,010	–	196,954
	Class D Shares	47,575	757,393	–	–
	Class I Shares	34,997	281,819	12,887	341,617
		18,046,535	57,678,693	5,923,567	24,598,279
	Less: Payments for shares reacquired
	Class A Shares	(17,663,758)	(46,101,350)	(10,527,377)	(30,898,475)
	Class B Shares	(1,893,844)	(7,271,921)	–	–
	Class C Shares	(1,516,221)	(2,095,222)	(283,600)	(904,611)
	Class D Shares	(2,677,464)	(1,451,213)	–	–
	Class I Shares	(224,038)	(679,277)	(168,677)	(836,965)
	Increase (decrease) in net assets from capital stock
	transactions	(5,928,790)	79,710	(5,056,087)	(8,041,772)
	Total Increase (Decrease) in
	Net Assets for period	3,759,648	(90,655,079)	4,316,462	(89,007,172)
	Net Assets: Beginning of period	$ 197,289,171	$ 287,944,250	$ 101,983,526	$ 190,990,698
	Net Assets: End of period	$ 201,048,819	$ 197,289,171	$ 106,299,988	$ 101,983,526
	Accumulated Undistributed
	Net Investment Income (Loss)	$ 455,256	$ 633,694	$ 37,948	$ (17,738)

	Amounts designated as "-" are either $0 or have been rounded to $0.

48	The accompanying notes are an integral part of the financial statements.

			Statement of Changes in Net Assets
Common Stock		Conservative Allocation		Georgia Municipal Bond		(Continued)
Six Months Ended		Six Months Ended		Six Months Ended
05/31/09	Year Ended	05/31/09	Year Ended	05/31/09	Year Ended
(unaudited)	11/30/08	(unaudited)	11/30/08	(unaudited)	11/30/08

$ 5,639,508	$ 11,453,879	$ 1,587,342	$ 1,954,861	$ 463,856	$ 992,006

(18,471,868)	(255,689)	(2,788,016)	(7,580,721)	228,759	72,789

75,046,310	(486,606,312)	7,579,938	(8,861,571)	1,274,387	(460,003)

62,213,950	(475,408,122)	6,379,264	(14,487,431)	1,967,002	604,792

(4,375,432)	(9,466,158)	(1,381,676)	(1,498,757)	(15,715)*	(6,429)*
(6,696)	–	(180,891)	(259,831)	–	–
(34,871)	(16,358)	(185,233)	(212,890)	–	–
–	–	–	–	–	–
(1,432,429)	(2,674,425)	–	–	(453,085)*	(969,951)*

–	(56,667,768)	–	(374,048)	(2,691)	(1,961)
–	(1,775,255)	–	(100,066)	–	–
–	(1,182,673)	–	(72,440)	–	–
–	–	–	–	–	–
–	(10,528,606)	–	–	(69,030)	(158,596)

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
(5,849,428)	(82,311,243)	(1,747,800)	(2,518,032)	(540,521)	(1,136,937)

30,885,999	82,025,561	11,339,579	21,252,222	3,869	949,970
263,633	968,399	700,392	1,143,307	–	–
3,443,146	6,408,937	2,819,476	3,309,431	–	–
–	–	–	–	–	–
26,901,343	84,217,062	–	–	1,490,808	1,930,525

–	–	–	33,981,702	–	–
–	–	–	7,034,376	–	–
–	–	–	3,941,974	–	–

3,504,227	56,120,350	907,064	1,481,044	18,369	7,402
6,380	1,703,407	133,033	312,696	–	–
27,401	920,962	142,029	225,262	–	–
–	–	–	–	–	–
399,538	2,114,081	–	–	1,692	4,792
65,431,667	234,478,759	16,041,573	72,772,014	1,514,738	2,892,689

(56,831,939)	(132,928,450)	(11,861,035)	(16,627,119)	–	(295,886)
(3,185,541)	(14,169,932)	(4,437,756)	(4,065,549)	–	–
(2,589,005)	(4,902,577)	(1,530,751)	(2,117,571)	–	–
–	–	–	–	–	–
(18,630,966)	(39,099,232)	–	–	(2,963,877)	(4,623,479)

(15,805,784)	43,378,568	(1,787,969)	49,961,775	(1,449,139)	(2,026,676)

40,558,738	(514,340,797)	2,843,495	32,956,312	(22,658)	(2,558,821)
$ 856,372,488	$ 1,370,713,285	$ 89,031,116	$ 56,074,804	$ 30,400,102	$ 32,958,923
$ 896,931,226	$ 856,372,488	$ 91,874,611	$ 89,031,116	$ 30,377,444	$ 30,400,102

$ 1,427,246	$ 1,637,166	$ 167,297	$ 266,557	$ 10,682	$ 15,626

* Dividends paid by the Sentinel Georgia Municipal Bond Fund are generally tax-exempt for Federal income tax purposes.							49

Statement of Changes in Net Assets

(Continued)	Government Money Market^		Government Securities
	Six Months Ended		Six Months Ended
	05/31/09	Year Ended	05/31/09	Year Ended
	(unaudited)	11/30/08	(unaudited)	11/30/08
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 21,982	$ 980,098	$ 12,147,228	$ 20,020,605
Net realized gain (loss) on sales
of investments	–	–	11,934,358	8,300,780
Net change in unrealized appreciation
(depreciation)	–	–	4,819,646	(1,134,090)
Net increase (decrease) in net assets
from operations	21,982	980,098	28,901,232	27,187,295

Distributions to Shareholders
From net investment income
Class A Shares	(21,522)	(953,968)	(10,324,983)	(14,442,733)
Class B Shares	(460)	(26,130)	–	–
Class C Shares	–	–	(512,508)	(336,474)
Class I Shares	–	–	(2,472,533)	(5,354,662)
From net realized gain on investments
Class A Shares	–	–	–	–
Class B Shares	–	–	–	–
Class C Shares	–	–	–	–
Class I Shares	–	–	–	–
Total distributions to shareholders	(21,982)	(980,098)	(13,310,024)	(20,133,869)

From Capital Share Transactions
Net proceeds from sales of shares
Class A Shares	9,823,336	81,362,137	253,593,984	187,470,306
Class B Shares	106,702	4,210,805	–	–
Class C Shares	–	–	33,907,727	11,945,189
Class I Shares	–	–	21,966,020	32,444,746
Net asset value of shares issued in Fund reorganizations (see note 7)
Class A Shares	–	81,925,786	–	44,568,838
Class I Shares	–	–	–	–
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	25,309	908,856	8,314,137	11,623,791
Class B Shares	463	20,329	–	–
Class C Shares	–	–	258,173	141,742
Class I Shares	–	–	485,912	675,173
	9,955,810	168,427,913	318,525,953	288,869,785
Less: Payments for shares reacquired
Class A Shares	(49,098,826)	(92,645,555)	(121,621,668)	(103,730,266)
Class B Shares	(812,524)	(2,501,990)	–	–
Class C Shares	–	–	(4,158,089)	(1,577,371)
Class I Shares	–	–	(21,525,536)	(43,069,040)
Increase (decrease) in net assets from capital stock
transactions	(39,955,540)	73,280,368	171,220,660	140,493,108
Total Increase (Decrease) in
Net Assets for period	(39,955,540)	73,280,368	186,811,868	147,546,534
Net Assets: Beginning of period	$ 134,258,853	$ 60,978,485	$ 513,750,821	$ 366,204,287
Net Assets: End of period	$ 94,303,313	$ 134,258,853	$ 700,562,689	$ 513,750,821
Accumulated Undistributed
Net Investment Income (Loss)	$ 203	$ 203	394,444	$ 425,231

^ Name change. Formerly the Sentinel U.S. Treasury Money Market Fund prior to February 3, 2009.
Amounts designated as "-" are either $0 or have been rounded to $0.

50	The accompanying notes are an integral part of the financial statements.

			Statement of Changes in Net Assets
					(Continued)
Growth Leaders		International Equity		Mid Cap Growth
Six Months Ended		Six Months Ended		Six Months Ended
05/31/09	Year Ended	05/31/09	Year Ended	05/31/09	Year Ended
(unaudited)	11/30/08	(unaudited)	11/30/08	(unaudited)	11/30/08

$ 13,044	$ (105,536)	$ 1,529,311	$ 2,525,863	$ 10,100	$ (1,336,319)

(3,328,543)	(2,170,343)	(9,167,637)	(1,369,504)	(15,849,513)	(7,597,233)

6,250,499	(8,948,309)	28,388,279	(119,155,436)	23,453,972	(63,274,659)

2,935,000	(11,224,188)	20,749,953	(117,999,077)	7,614,559	(72,208,211)

–	–	(2,300,157)	(1,298,805)	–	–
–	–	–	–	–	–
–	–	(3,978)	(4,933)	–	–
–	–	(145,278)	(135,029)	–	–

–	(521,857)	–	(12,851,226)	–	–
–	–	–	(962,998)	–	–
–	(48,818)	–	(697,225)	–	–
–	(7,732)	–	(840,290)	–	–
–	(578,407)	(2,449,413)	(16,790,506)	–	–

9,470,971	17,962,765	10,151,904	25,071,963	3,409,560	17,692,232
–	–	35,501	379,604	19,299	189,980
539,206	1,852,060	275,109	924,135	197,036	765,157
–	5,000,000	773,616	1,455,023	510,335	751,002

–	–	–	85,605,902	–	–
–	–	–	2,023,815	–	–

–	384,120	2,087,639	13,310,787	–	–
–	–	–	921,900	–	–
–	18,286	3,411	594,505	–	–
–	–	135,588	949,015	–	–
10,010,177	25,217,231	13,462,768	131,236,649	4,136,230	19,398,371

(3,069,069)	(8,502,902)	(15,030,926)	(49,486,728)	(11,215,998)	(25,967,526)
–	–	(780,799)	(4,215,226)	(810,401)	(4,368,107)
(434,169)	(820,618)	(470,290)	(1,974,385)	(324,624)	(1,455,454)
–	–	(510,139)	(2,503,966)	(396,885)	(1,466,417)

6,506,939	15,893,711	(3,329,386)	73,056,344	(8,611,678)	(13,859,133)

9,441,939	4,091,116	14,971,154	(61,733,239)	(997,119)	(86,067,344)
$ 23,720,089	$ 19,628,973	$ 126,933,697	$ 188,666,936	$ 80,559,589	$ 166,626,933
$ 33,162,028	$ 23,720,089	$ 141,904,851	$ 126,933,697	$ 79,562,470	$ 80,559,589

$ 12,628	$ (416)	$ 1,170,973	$ 2,072,649	$ (43,356)	$ (53,456)

Statement of Changes in Net Assets
(Continued)	Mid Cap Value		Short Maturity Government
	Six Months Ended		Six Months Ended
	05/31/09	Year Ended	05/31/09	Year Ended
	(unaudited)	11/30/08	(unaudited)	11/30/08
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 376,581	$ 493,114	$ 5,932,690	$ 6,865,836
Net realized gain (loss) on sales
of investments	(23,510,698)	(2,920,807)	842,426	243,902
Net change in unrealized appreciation
(depreciation)	42,305,388	(90,440,907)	4,466,265	48,136
Net increase (decrease) in net assets
from operations	19,171,271	(92,868,600)	11,241,381	7,157,874
Distributions to Shareholders
From net investment income
Class A Shares	(299,690)	(186,167)	(5,188,660)	(6,779,881)
Class B Shares	–	–	–	–
Class C Shares	–	(48,002)	–	(4,991)+
Class S Shares	–	–	(1,516,565)	(843,270)
Class I Shares	(637,516)	(807,994)	–	–
From net realized gain on investments
Class A Shares	–	(2,795,710)	–	–
Class B Shares	–	–	–	–
Class C Shares	–	(1,659,355)	–	– +
Class S Shares	–	–	–	–
Class I Shares	–	(9,369,148)	–	–
Return of capital
Class A Shares	–	–	–	–
Class B Shares	–	–	–	–
Class C Shares	–	–	–	– +
Class I Shares	–	–	–	–
Total distributions to shareholders	(937,206)	(14,866,376)	(6,705,225)	(7,628,142)
From Capital Share Transactions
Net proceeds from sales of shares
Class A Shares	15,921,908	107,783,838	297,705,772	80,457,063
Class B Shares	–	–	–	–
Class C Shares	1,902,116	16,902,236	–	3,773,643 +
Class S Shares	–	–	174,518,508	41,540,848
Class I Shares	8,768,263	46,640,831	–	–
Net asset value of shares issued in Fund reorganizations
Class A Shares issued upon conversion
from Class C Shares	–	–	–	3,944,285 +
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	253,343	2,401,374	4,339,222	5,601,122
Class B Shares	–	–	–	–
Class C Shares	–	1,340,491	–	3,047 +
Class S Shares	–	–	1,255,345	773,156
Class I Shares	393,718	4,115,670	–	–
	27,239,348	179,184,440	477,818,847	136,093,164
Less: Payments for shares reacquired
Class A Shares	(19,132,068)	(22,349,773)	(80,918,511)	(58,245,723)
Class B Shares	–	–	–	–
Class C Shares	(2,708,117)	(4,512,470)	–	(243,672)+
Class C Shares reacquired upon
conversion into Class A Shares	–	–	–	(3,944,285)+
Class S Shares	–	–	(19,317,412)	(11,371,333)
Class I Shares	(11,607,303)	(18,335,291)	–	–
Increase (decrease) in net assets from capital stock
transactions	(6,208,140)	133,986,906	377,582,924	62,288,151
Total Increase (Decrease) in
Net Assets for period	12,025,925	26,251,930	382,119,080	61,817,883
Net Assets: Beginning of period	$ 158,216,594	$ 131,964,664	$ 216,439,295	$ 154,621,412
Net Assets: End of period	$ 170,242,519	$ 158,216,594	$ 598,558,375	$ 216,439,295
Accumulated Undistributed
Net Investment Income (Loss)	$ (126,100)	$ 420,907	$ 40,863	$ 2,930

+ All outstanding shares of the Sentinel Short Maturity Government Fund Class C were converted into Sentinel Short Maturity Government Fund Class A shares following the close of business on July 11, 2008.
Amounts designated as "-" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.
52

Statement of Changes in Net Assets
Small Company		Small/Mid Cap		(Continued)
Six Months Ended		Six Months Ended	For the period
05/31/09	Year Ended	05/31/09	From 12/03/07++
(unaudited)	11/30/08	(unaudited)	Through 11/30/08

$ (1,362,505)	$ (6,116,224)	$ (39,132)	$ (39,582)

(187,255,571)	(4,058,451)	(1,239,246)	(643,462)

270,642,331	(552,654,207)	1,848,795	(2,920,237)

82,024,255	(562,828,882)	570,417	(3,603,281)

–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–

–	(121,259,510)	–	–
–	(13,788,828)	–	–
–	(19,893,544)	–	–
–	–	–	–
–	(5,244,570)	–	–

–	(1,077,586)	–	–
–	(122,536)	–	–
–	(176,786)	–	–
–	–	–	–
–	(46,607)	–	–
–	(161,609,967)	–	–

223,608,859	333,368,781	631,499	4,513,475
224,122	815,167	–	–
18,516,168	32,028,859	117,303	3,058,039
–	–	–	–
169,095,060	179,312,813	4,420	4,000,000

–	–	–	–

–	108,489,751	–	–
–	13,134,230	–	–
–	18,377,252	–	–
–	–	–	–
–	1,339,737	–	–
411,444,209	686,866,590	753,222	11,571,514

(160,029,166)	(412,401,985)	(338,591)	(941,479)
(10,306,356)	(40,229,704)	–	–
(15,866,545)	(36,897,260)	(50,176)	–

–	–	–	–
–	–	–	–
(20,176,940)	(17,415,537)	(1)	–

205,065,202	179,922,104	364,454	10,630,035

287,089,457	(544,516,745)	934,871	7,026,754
$ 1,036,275,175	$ 1,580,791,920	$ 7,026,754	$ –
$ 1,323,364,632	$ 1,036,275,175	$ 7,961,625	$ 7,026,754

$ (1,347,491)	$ 15,014	$ (37,407)	$ 1,725

  Commenced operations December 3, 2007.

Statement of Changes in Net Assets

(Continued)	Sustainable Core Opportunities
	Six Months Ended	For the Period
	05/31/09	From 07/01/08	Year Ended
	(unaudited)	Through 11/30/08**	06/30/08
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 499,031	$ 603,012	$ 315,465
Net realized gain (loss) on sales
of investments	(8,371,766)	(20,754,252)	670,686
Net change in unrealized appreciation
(depreciation)	20,542,745	(78,170,526)	(24,380,792)
Net increase (decrease) in net assets
from operations	12,670,010	(98,321,766)	(23,394,641)

Distributions to Shareholders
From net investment income
Class A Shares	(758,007)	–	(160,644)
Class C Shares	–	–	– #
Class I Shares	(94,935)	–	(65,043)
From net realized gain on investments
Class A Shares	–	–	–
Class C Shares	–	–	– #
Class I Shares	–	–	–
Total distributions to shareholders	(852,942)	–	(225,687)

From Capital Share Transactions
Net proceeds from sales of shares
Class A Shares	4,000,817	6,160,168	17,782,798
Class C Shares	3,800	22,942	500,012 #
Class I Shares	769,375	8,010,775	11,275,013
Net asset value of shares issued in Fund reorganizations (see note 7)
Class A Shares	–	–	218,888,219
Class C Shares	–	–	– #
Class I Shares	–	–	56,805,758
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	726,896	–	153,383
Class C Shares	–	–	– #
Class I Shares	85,163	–	65,043
	5,586,051	14,193,885	305,470,226
Less: Payments for shares reacquired
Class A Shares	(13,202,121)	(19,313,840)	(22,548,285)
Class C Shares	–	–	– #
Class I Shares	(2,278,611)	(39,223,331)	(11,422,766)
Increase (decrease) in net assets from capital stock
transactions	(9,894,681)	(44,343,286)	271,499,175
Total Increase (Decrease) in

Net Assets for period	1,922,387	(142,665,052)	247,878,847
Net Assets: Beginning of period	$ 169,384,168	$ 312,049,220	$ 64,170,373
Net Assets: End of period	$ 171,306,555	$ 169,384,168	$ 312,049,220
Accumulated Undistributed
Net Investment Income (Loss)	$ 335,686	$ 689,597	$ 86,585

** The fiscal year end for the Sentinel Sustainable Core Opportunities Fund changed from June 30th to November 30th following the June 30, 2008 Annual Report. Information prior to April 5, 2008 is based on the predecessor Citizens Value Fund.

# Commenced operations April 7, 2008.

Amounts designated as "-" are either $0 or have been rounded to $0.

54	The accompanying notes are an integral part of the financial statements.

		Statement of Changes in Net Assets

	Sustainable Growth Opportunities^^			(Continued)
	Six Months Ended	For the Period
	05/31/09	From 07/01/08	Year Ended
	(unaudited)	Through 11/30/08***	06/30/08
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ (445,226)	$ (551,867)	$ (2,224,480)
Net realized gain (loss) on sales
of investments	(11,544,102)	(16,810,235)	17,063,556
Net change in unrealized appreciation
(depreciation)	24,531,296	(53,800,164)	(32,717,579)
Net increase (decrease) in net assets
from operations	12,541,968	(71,162,266)	(17,878,503)

Distributions to Shareholders
From net investment income
Class A Shares	–	–	–
Class C Shares	–	–	– #
Class I Shares	–	–	–
From net realized gain on investments
Class A Shares	(5,473,632)	–	–
Class C Shares	(18,683)	–	– #
Class I Shares	(59,204)	–	–
Total distributions to shareholders	(5,551,519)	–	–

From Capital Share Transactions
Net proceeds from sales of shares
Class A Shares	2,912,753	2,549,307	13,878,916
Class C Shares	6,820	1,500	531,130 #
Class I Shares	120,656	54,759	150,533
Citizens Administrative Shares issued prior
to the Fund reorganizations	–	–	267,622 ##
Net asset value of shares issued in Fund reorganizations (see note 7)
Class A Shares	–	–	31,388,124
Class C Shares	–	–	– #
Class I Shares	–	–	–
Class I Shares issued upon conversion
from Citizens Administrative Shares	–	–	2,531,057 ##
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	5,240,037	–	–
Class C Shares	1,095	–	– #
Class I Shares	57,944	–	–
	8,339,305	2,605,566	48,747,382
Less: Payments for shares reacquired
Class A Shares	(8,049,569)	(9,422,507)	(41,182,727)
Class C Shares	–	–	– #
Class I Shares	(70,203)	(265,095)	(1,100,472)
Citizens Administrative Shares reacquired
prior to the Fund reorganizations	–	–	(1,747,146)##
Citizens Administrative Shares reacquired
upon conversion into Class I Shares	–	–	(2,531,057)##
Increase (decrease) in net assets from capital stock
transactions	219,533	(7,082,036)	2,185,980
Total Increase (Decrease) in

Net Assets for period	7,209,982	(78,244,302)	(15,692,523)
Net Assets: Beginning of period	$ 88,292,564	$ 166,536,866	$ 182,229,389
Net Assets: End of period	$ 95,502,546	$ 88,292,564	$ 166,536,866
Accumulated Undistributed
Net Investment Income (Loss)	$ (447,307)	$ (2,081)	$ –

^^ Name change. Formerly the Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.
*** The fiscal year end for the Sentinel Sustainable Emerging Companies Fund changed from June 30th to November 30th following the June 30, 2008 Annual Report. Information prior to
April 5, 2008 is based on the predecessor Citizens Emerging Growth Fund.
# Commenced operations April 7, 2008.
## Citizens Emerging Growth Fund Administrative Class shareholders were issued Sentinel Sustainable Emerging Companies Fund Class I Shares as part of the Fund reorganizations effective as of the close of the New York Stock Exchange on April 4, 2008.
Amounts designated as "-" are either $0 or have been rounded to $0.

				55

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income From Investment Operations				Less Distributions
	Fiscal	Net asset	Net	Net gains or losses		Dividends
Fund/	year	value,	investment	on securities (both	Total from	(from net	Distributions	Return		Net asset	Total
Share	(period	beginning	income	realized and	investment	investment	(from realized	of	Total	value, end of	return
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	period	(%)*
Balanced	11/30/04	$15.90	$ 0 .28	$ 1 .29	$ 1 .57	$ 0 .28	$ 0 .36	$ –	$ 0 .64	$16.83	10 .12
Class A	11/30/05	16.83	0 .32	0 .86	1 .18	0 .34	0 .82	–	1 .16	16.85	7 .36
	11/30/06	16.85	0 .37	1 .53	1 .90	0 .38	0 .36	–	0 .74	18.01	11 .64
	11/30/07	18.01	0 .38	1 .12	1 .50	0 .38	0 .43	–	0 .81	18.70	8 .60
	11/30/08	18.70	0 .34	(4 .60)	(4 .26)	0 .37	1 .11	–	1 .48	12.96	(24 .65)
	05/31/09(U)	12.96	0 .16	0 .69	0 .85	0 .17	–	–	0 .17	13.64	6.68 ++
Balanced	11/30/04	15.95	0 .15	1 .29	1 .44	0 .14	0 .36	–	0 .50	16.89	9 .21
Class B	11/30/05	16.89	0 .18	0 .86	1 .04	0 .20	0 .82	–	1 .02	16.91	6 .42
	11/30/06	16.91	0 .23	1 .53	1 .76	0 .23	0 .36	–	0 .59	18.08	10 .72
	11/30/07	18.08	0 .23	1 .12	1 .35	0 .22	0 .43	–	0 .65	18.78	7 .65
	11/30/08	18.78	0 .18	(4 .63)	(4 .45)	0 .20	1 .11	–	1 .31	13.02	(25 .42)
	05/31/09(U)	13.02	0 .08	0 .71	0 .79	0 .10	–	–	0 .10	13.71	6.10 ++
Balanced	11/30/04	15.92	0 .13	1 .29	1 .42	0 .14	0 .36	–	0 .50	16.84	9 .08
Class C	11/30/05	16.84	0 .16	0 .87	1 .03	0 .19	0 .82	–	1 .01	16.86	6 .35
	11/30/06	16.86	0 .21	1 .52	1 .73	0 .22	0 .36	–	0 .58	18.01	10 .56
	11/30/07	18.01	0 .20	1 .13	1 .33	0 .21	0 .43	–	0 .64	18.70	7 .56
	11/30/08	18.70	0 .18	(4 .61)	(4 .43)	0 .19	1 .11	–	1 .30	12.97	(25 .41)
	05/31/09(U)	12.97	0 .08	0 .71	0 .79	0 .11	–	–	0 .11	13.65	6.15 ++
Balanced	11/30/04	15.84	0 .22	1 .28	1 .50	0 .18	0 .36	–	0 .54	16.80	9 .69
Class D	11/30/05	16.80	0 .26	0 .86	1 .12	0 .28	0 .82	–	1 .10	16.82	6 .98
	11/30/06	16.82	0 .33	1 .53	1 .86	0 .32	0 .36	–	0 .68	18.00	11 .41
	11/30/07	18.00	0 .32	1 .11	1 .43	0 .32	0 .43	–	0 .75	18.68	8 .19
	11/30/08	18.68	0 .19	(4 .61)	(4 .42)	0 .19	1 .11	–	1 .30	12.96	(25 .38)
	05/31/09(U)	12.96	0 .07	0 .70	0 .77	0 .10	–	–	0 .10	13.63	6.01 ++
Balanced	11/30/07(A)	18.43	0 .14	0 .26	0 .40	0 .12	–	–	0 .12	18.71	2.14 ++
Class I	11/30/08	18.71	0 .36	(4 .61)	(4 .25)	0 .43	1 .11	–	1 .54	12.92	(24 .64)
	05/31/09(U)	12.92	0 .12	0 .70	0 .82	0 .18	–	–	0 .18	13.56	6.48 ++
Capital Growth	06/30/04	17.26	(0 .17)	2 .34	2 .17	–	–	–	–	19.43	12 .57
Class A	06/30/05	19.43	(0 .13)	0 .49	0 .36	–	0 .37	–	0 .37	19.42	1 .85
	06/30/06	19.42	(0 .10)	1 .98	1 .88	–	2 .50	–	2 .50	18.80	9 .94
	11/30/06(B)	18.80	(0 .01)	1 .03	1 .02	–	–	–	–	19.82	5 .43++
	11/30/07	19.82	0 .03	2 .83	2 .86	–	1 .36	–	1 .36	21.32	15 .40
	11/30/08	21.32	0 .02	(7 .62)	(7 .60)	0 .02	1 .40	0 .18	1 .60	12.12	(38 .47)
	05/31/09(U)	12.12	0 .03	1 .21	1 .24	0 .02	–	–	0 .02	13.34	10.27 ++
Capital Growth	06/30/06(C)	19.45	(0 .12)	(0 .61)	(0 .73)	–	–	–	–	18.72	(3 .75)++
Class C	11/30/06(B)	18.72	(0 .13)	1 .03	0 .90	–	–	–	–	19.62	4 .81++
	11/30/07	19.62	(0 .29)	2 .70	2 .41	–	1 .36	–	1 .36	20.67	13 .12
	11/30/08	20.67	(0 .22)	(7 .30)	(7 .52)	–	1 .40	0 .18	1 .58	11.57	(39 .34)
	05/31/09(U)	11.57	(0 .07)	1 .15	1 .08	–	–	–	–	12.65	9.33 ++
Capital Growth	11/30/07(A)	20.32	0 .05	0 .98	1 .03	–	–	–	–	21.35	5.07 ++
Class I	11/30/08	21.35	0 .05	(7 .61)	(7 .56)	0 .10	1 .40	0 .18	1 .68	12.11	(38 .37)
	05/31/09(U)	12.11	0 .02	1 .19	1 .21	0 .06	–	–	0 .06	13.26	10.06 ++
See notes to Financial Highlights at the end of the schedule.

56	The accompanying notes are an integral part of the financial statements.

					Financial Highlights
						(Continued)

Ratios/Supplemental Data

		Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income (loss)
Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	to average net assets before	Portfolio
end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	contractual and voluntary expense	turnover
(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	reimbursements (%)***	rate (%)
$231,599	1 .17	1 .17	1 .17	1 .73	1 .73	220
239,882	1 .12	1 .14	1 .14	1 .93	1 .93	187
249,398	1 .10	1 .11	1 .11	2 .18	2 .18	209
248,429	1 .10	1 .11	1 .11	2 .12	2 .12	138
174,612	1 .13	1 .14	1 .14	2 .11	2 .11	90
180,448	1 .21+	1 .21+	1 .21+	2 .46+	2 .46+	35 ++
30,780	1 .99	1 .99	1 .99	0 .89	0 .89	220
27,012	2 .02	2 .03	2 .03	1 .03	1 .03	187
23,445	1 .99	2 .00	2 .00	1 .28	1 .28	209
16,847	1 .99	2 .00	2 .00	1 .22	1 .22	138
7,215	2 .11	2 .11	2 .11	1 .11	1 .11	90
5,756	2 .40+	2 .40+	2 .40+	1 .28+	1 .28+	35 ++
5,694	2 .09	2 .09	2 .09	0 .80	0 .80	220
6,449	2 .09	2 .10	2 .10	0 .97	0 .97	187
7,299	2 .06	2 .07	2 .07	1 .22	1 .22	209
7,757	2 .10	2 .11	2 .11	1 .13	1 .13	138
5,633	2 .15	2 .15	2 .15	1 .10	1 .10	90
7,250	2 .38+	2 .38+	2 .38+	1 .27+	1 .27+	35 ++
20,689	1 .50	1 .51	1 .51	1 .42	1 .42	220
21,692	1 .41	1 .42	1 .42	1 .65	1 .65	187
22,897	1 .37	1 .38	1 .38	1 .92	1 .92	209
11,293	1 .42	1 .43	1 .43	1 .77	1 .77	138
7,200	2 .08	2 .08	2 .08	1 .16	1 .16	90
4,749	2 .50+	2 .50+	2 .50+	1 .18+	1 .18+	35 ++
3,618	0 .69+	0 .69+	0 .69+	2 .82+	2 .82+	138 ++
2,629	1 .02	1 .02	1 .02	2 .22	2 .22	90
2,845	1 .81+	1 .81+	1 .81+	1 .85+	1 .85+	35 ++
217,178	1 .64	1 .64	1 .64	(0 .81)	(0 .81)	47
174,818	1 .69	1 .69	1 .69	(0 .61)	(0 .61)	63
131,400	1 .66	1 .66	1 .66	(0 .53)	(0 .53)	39
124,054	1 .26+	1 .27+	1 .27+	(0 .12)+	(0 .12)+	8 ++
183,262	1 .27	1 .28	1 .28	0 .14	0 .14	24
97,020	1 .33	1 .34	1 .34	0 .12	0 .12	19
100,791	1 .46+	1 .46+	1 .46+	0 .54+	0 .54+	14 ++
172	3 .11+	3 .12+	3 .12+	(1 .99)+	(1 .99)+	39 ++
247	2 .81+	2 .82+	2 .82+	(1 .65)+	(1 .65)+	8 ++
3,150	2 .83	2 .84	2 .84	(1 .42)	(1 .42)	24
2,265	2 .80	2 .80	2 .80	(1 .34)	(1 .34)	19
2,428	3 .17+	3 .17+	3 .17+	(1 .16)+	(1 .16)+	14 ++
4,579	0 .84+	0 .85+	0 .85+	0 .88+	0 .88+	24 ++
2,699	1 .19	1 .20	1 .20	0 .26	0 .26	19
3,081	1 .74+	1 .74+	1 .74+	0 .26+	0 .26+	14 ++

Financial Highlights
(Continued)

		Income From Investment Operations				Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/		value,	investment	on securities (both	Total from	(from net	Distributions			Total
Share	Fiscal year	beginning	income	realized and	investment	investment	(from realized	Total	Net asset value,	return
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	end of period	(%)*
Common Stock	11/30/04	$29.76	$ 0 .23	$ 3 .53	$ 3 .76	$ 0 .15	$ 2 .13	$ 2 .28	$31.24	13 .19
Class A	11/30/05	31.24	0 .25	2 .79	3 .04	0 .28	2 .80	3 .08	31.20	10 .51
	11/30/06	31.20	0 .28	4 .23	4 .51	0 .30	1 .40	1 .70	34.01	15 .18
	11/30/07	34.01	0 .30	3 .18	3 .48	0 .27	1 .42	1 .69	35.80	10 .62
	11/30/08	35.80	0 .28	(12 .34)	(12 .06)	0 .30	1 .84	2 .14	21.60	(35 .74)
	05/31/09(U)	21.60	0 .14	1 .50	1 .64	0 .14	–	0 .14	23.10	7 .69++
Common Stock	11/30/04	29.46	(0 .06)	3 .49	3 .43	–	2 .13	2 .13	30.76	12 .12
Class B	11/30/05	30.76	(0 .01)	2 .74	2 .73	0 .05	2 .80	2 .85	30.64	9 .49
	11/30/06	30.64	(0 .02)	4 .15	4 .13	0 .02	1 .40	1 .42	33.35	14 .08
	11/30/07	33.35	(0 .04)	3 .11	3 .07	–	1 .42	1 .42	35.00	9 .54
	11/30/08	35.00	(0 .05)	(12 .05)	(12 .10)	–	1 .84	1 .84	21.06	(36 .45)
	05/31/09(U)	21.06	(0 .01)	1 .47	1 .46	0 .01	–	0 .01	22.51	6.95 ++
Common Stock	11/30/04	29.41	(0 .08)	3 .48	3 .40	–	2 .13	2 .13	30.68	12 .03
Class C	11/30/05	30.68	(0 .07)	2 .76	2 .69	0 .04	2 .80	2 .84	30.53	9 .41
	11/30/06	30.53	(0 .05)	4 .14	4 .09	0 .02	1 .40	1 .42	33.20	14 .00
	11/30/07	33.20	(0 .03)	3 .09	3 .06	–	1 .42	1 .42	34.84	9 .56
	11/30/08	34.84	0 .02	(12 .01)	(11 .99)	0 .02	1 .84	1 .86	20.99	(36 .30)
	05/31/09(U)	20.99	0 .02	1 .48	1 .50	0 .05	–	0 .05	22.44	7.16 ++
Common Stock	11/30/07(D)	35.31	0 .27	0 .44	0 .71	0 .20	–	0 .20	35.82	2.02 ++
Class I	11/30/08	35.82	0 .42	(12 .35)	(11 .93)	0 .43	1 .84	2 .27	21.62	(35 .45)
	05/31/09(U)	21.62	0 .19	1 .50	1 .69	0 .19	–	0 .19	23.12	7.95 ++
Conservative	11/30/04	11.25	0 .40	0 .65	1 .05	0 .48	–	0 .48	11.82	9 .58
Allocation	11/30/05	11.82	0 .41	(0 .15)	0 .26	0 .43	0 .23	0 .66	11.42	2 .27
Class A^	11/30/06	11.42	0 .42	0 .60	1 .02	0 .46	0 .21	0 .67	11.77	9 .31
	11/30/07	11.77	0 .38	0 .39	0 .77	0 .49	0 .19	0 .68	11.86	6 .77
	11/30/08	11.86	0 .38	(2 .23)	(1 .85)	0 .37	0 .12	0 .49	9.52	(16 .14)
	05/31/09(U)	9.52	0 .19	0 .52	0 .71	0 .20	–	0 .20	10.03	7 .62++
Conservative	11/30/04	11.24	0 .31	0 .64	0 .95	0 .39	–	0 .39	11.80	8 .65
Allocation	11/30/05	11.80	0 .31	(0 .15)	0 .16	0 .34	0 .23	0 .57	11.39	1 .42
Class B^	11/30/06	11.39	0 .34	0 .58	0 .92	0 .37	0 .21	0 .58	11.73	8 .37
	11/30/07	11.73	0 .29	0 .40	0 .69	0 .40	0 .19	0 .59	11.83	5 .99
	11/30/08	11.83	0 .27	(2 .22)	(1 .95)	0 .28	0 .12	0 .40	9.48	(16 .99)
	05/31/09(U)	9.48	0 .14	0 .53	0 .67	0 .16	–	0 .16	9.99	7.16 ++
Conservative	11/30/04	11.25	0 .32	0 .63	0 .95	0 .40	–	0 .40	11.80	8 .70
Allocation	11/30/05	11.80	0 .33	(0 .14)	0 .19	0 .37	0 .23	0 .60	11.39	1 .62
Class C^	11/30/06	11.39	0 .31	0 .59	0 .90	0 .34	0 .21	0 .55	11.74	8 .23
	11/30/07	11.74	0 .26	0 .41	0 .67	0 .38	0 .19	0 .57	11.84	5 .82
	11/30/08	11.84	0 .28	(2 .22)	(1 .94)	0 .29	0 .12	0 .41	9.49	(16 .92)
	05/31/09(U)	9.49	0 .13	0 .54	0 .67	0 .16	–	0 .16	10.00	7.15 ++
See notes to Financial Highlights at the end of the schedule.

58	The accompanying notes are an integral part of the financial statements.

					Financial Highlights
						(Continued)

Ratios/Supplemental Data

		Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income (loss)
Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	to average net assets before	Portfolio
end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	contractual and voluntary expense	turnover
(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	reimbursements (%)***	rate (%)
$1,042,308	1 .05	1 .05	1 .05	0 .76	0 .76	57
1,071,523	1 .04	1 .05	1 .05	0 .83	0 .83	26
1,114,097	1 .10	1 .10	1 .13	0 .88	0 .86	13
1,110,318	1 .10	1 .10	1 .11	0 .88	0 .87	16
669,694	1 .16	1 .16	1 .16	0 .93	0 .93	17
690,063	1 .24+	1 .24+	1 .24+	1 .35+	1 .35+	9 ++
61,909	1 .99	1 .99	1 .99	(0 .21)	(0 .21)	57
53,970	1 .98	1 .99	1 .99	(0 .11)	(0 .11)	26
47,559	2 .05	2 .06	2 .08	(0 .08)	(0 .11)	13
34,582	2 .08	2 .09	2 .10	(0 .11)	(0 .12)	16
12,409	2 .20	2 .20	2 .20	(0 .15)	(0 .15)	17
9,989	2 .71+	2 .71+	2 .71+	(0 .12)+	(0 .12)+	9 ++
6,530	2 .06	2 .06	2 .06	(0 .25)	(0 .25)	57
9,585	2 .09	2 .09	2 .09	(0 .20)	(0 .20)	26
14,869	2 .12	2 .13	2 .16	(0 .12)	(0 .15)	13
22,498	2 .06	2 .07	2 .07	(0 .08)	(0 .08)	16
15,113	2 .03	2 .03	2 .03	0 .06	0 .06	17
17,029	2 .39+	2 .39+	2 .39+	0 .19+	0 .19+	9 ++
203,315	0 .71+	0 .71+	0 .72+	1 .33+	1 .32+	16 ++
159,157	0 .72	0 .72	0 .72	1 .39	1 .39	17
179,851	0 .79+	0 .79+	0 .79+	1 .79+	1 .79+	9 ++
52,951	1 .17	1 .17	1 .17	3 .52	3 .52	136
55,829	1 .15	1 .16	1 .16	3 .60	3 .60	174
38,175	1 .25	1 .26	1 .26	3 .73	3 .73	204
38,193	1 .26	1 .28	1 .28	3 .21	3 .21	254
65,919	1 .15	1 .16	1 .16	3 .45	3 .45	306
69,766	1 .15+	1 .15+	1 .15+	3 .89+	3 .89+	55 ++
13,497	1 .99	1 .99	1 .99	2 .73	2 .73	136
14,037	1 .98	1 .98	1 .98	2 .78	2 .78	174
12,007	2 .12	2 .13	2 .13	2 .87	2 .87	204
10,403	2 .04	2 .07	2 .07	2 .43	2 .43	254
12,275	2 .07	2 .08	2 .08	2 .49	2 .49	306
9,211	2 .13+	2 .13+	2 .13+	2 .96+	2 .96+	55 ++
9,114	1 .84	1 .84	1 .84	2 .90	2 .90	136
9,875	1 .84	1 .85	1 .85	2 .91	2 .91	174
6,540	2 .23	2 .24	2 .24	2 .74	2 .74	204
7,479	2 .23	2 .25	2 .25	2 .24	2 .24	254
10,836	1 .98	2 .00	2 .00	2 .58	2 .58	306
12,897	2 .24+	2 .24+	2 .24+	2 .79+	2 .79+	55 ++

Financial Highlights
(Continued)

		Income From Investment Operations				Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/		value,	investment	on securities (both	Total from	(from net	Distributions			Total
Share	Fiscal year	beginning	income	realized and	investment	investment	(from realized	Total	Net asset value,	return
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	end of period	(%)*
Georgia Municipal 10/31/04(E)		$10.22	$ 0 .28	$ 0 .08	$ 0 .36	$ 0 .28	$ 0 .14	$ 0 .42	$10.16	3 .56
Bond Class A	10/31/05	10.16	0 .28	(0 .31)	(0 .03)	0 .28	0 .01	0 .29	9.84	(0 .25)
	10/31/06	9.84	0 .27	0 .05	0 .32	0 .27	0 .04	0 .31	9.85	3 .40
	10/31/07	9.85	0 .23	(0 .05)	0 .18	0 .26	0 .05	0 .31	9.72	1 .77
	11/30/07(F)	9.72	0 .02	0 .07	0 .09	0 .02	–	0 .02	9.79	0 .97++
	11/30/08	9.79	0 .11	(0 .27)	(0 .16)	0 .16	0 .05	0 .21	9.42	(1 .66)
	05/31/09(U)	9.42	0 .12	0 .46	0 .58	0 .13	0 .02	0 .15	9.85	6 .25++
Georgia Municipal 10/31/04(E)		10.22	0 .30	0 .08	0 .38	0 .30	0 .14	0 .44	10.16	3 .82
Bond Class I	10/31/05	10.16	0 .31	(0 .31)	–	0 .31	0 .01	0 .32	9.84	0 .00
	10/31/06	9.84	0 .30	0 .05	0 .35	0 .30	0 .04	0 .34	9.85	3 .66
	10/31/07	9.85	0 .30	(0 .06)	0 .24	0 .30	0 .05	0 .35	9.74	2 .46
	11/30/07(F)	9.74	0 .03	0 .08	0 .11	0 .03	–	0 .03	9.82	1 .11++
	11/30/08	9.82	0 .31	(0 .14)	0 .17	0 .30	0 .05	0 .35	9.64	1 .76
	05/31/09(U)	9.64	0 .15	0 .48	0 .63	0 .16	0 .02	0 .18	10.09	6 .55++
Government	11/30/04	1.00	0 .0038	–	0 .0038	0 .0038	–	0 .0038	1.00	0 .38
Money Market	11/30/05	1.00	0 .0198	–	0 .0198	0 .0198	–	0 .0198	1.00	2 .00
Class A^^	11/30/06	1.00	0 .0381	–	0 .0381	0 .0381	–	0 .0381	1.00	3 .88
	11/30/07	1.00	0 .0391	–	0 .0391	0 .0391	–	0 .0391	1.00	3 .98
	11/30/08	1.00	0 .0110	–	0 .0110	0 .0110	–	0 .0110	1.00	1 .11
	05/31/09(U)	1.00	0 .0002	–	0 .0002	0 .0002	–	0 .0002	1.00	0 .02++
Government	11/30/04	1.00	0 .0015	–	0 .0015	0 .0015	–	0 .0015	1.00	0 .15
Money Market	11/30/05	1.00	0 .0169	–	0 .0169	0 .0169	–	0 .0169	1.00	1 .70
Class B^^	11/30/06	1.00	0 .0340	–	0 .0340	0 .0340	–	0 .0340	1.00	3 .46
	11/30/07	1.00	0 .0354	–	0 .0354	0 .0354	–	0 .0354	1.00	3 .60
	11/30/08	1.00	0 .0079	–	0 .0079	0 .0079	–	0 .0079	1.00	0 .79
	05/31/09(U)	1.00	0 .0001	–	0 .0001	0 .0001	–	0 .0001	1.00	0 .01++
Government	11/30/04	10.38	0 .39	0 .10	0 .49	0 .45	–	0 .45	10.42	4 .80
Securities	11/30/05	10.42	0 .43	(0 .21)	0 .22	0 .45	–	0 .45	10.19	2 .08
Class A	11/30/06	10.19	0 .47	0 .06	0 .53	0 .48	–	0 .48	10.24	5 .41
	11/30/07	10.24	0 .48	0 .15	0 .63	0 .48	–	0 .48	10.39	6 .36
	11/30/08	10.39	0 .46	0 .19	0 .65	0 .47	–	0 .47	10.57	6 .36
	05/31/09(U)	10.57	0 .22	0 .33	0 .55	0 .24	–	0 .24	10.88	5.25 ++
Government	11/30/06(G)	9.96	0 .17	0 .29	0 .46	0 .18	–	0 .18	10.24	4 .62++
Securities	11/30/07	10.24	0 .33	0 .13	0 .46	0 .32	–	0 .32	10.38	4 .56
Class C	11/30/08	10.38	0 .37	0 .19	0 .56	0 .37	–	0 .37	10.57	5 .47
	05/31/09(U)	10.57	0 .16	0 .34	0 .50	0 .19	–	0 .19	10.88	4.77 ++
Government	11/30/07(D)	10.26	0 .29	0 .13	0 .42	0 .29	–	0 .29	10.39	4.18 ++
Securities	11/30/08	10.39	0 .50	0 .18	0 .68	0 .50	–	0 .50	10.57	6 .73
Class I	05/31/09(U)	10.57	0 .24	0 .33	0 .57	0 .26	–	0 .26	10.88	5.41 ++
See notes to Financial Highlights at the end of the schedule.

60	The accompanying notes are an integral part of the financial statements.

					Financial Highlights
						(Continued)

Ratios/Supplemental Data

		Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income (loss)
Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	to average net assets before	Portfolio
end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	contractual and voluntary expense	turnover
(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	reimbursements (%)***	rate (%)
$691	1 .04	1 .04	1 .04	2 .74	2 .74	4
739	1 .06	1 .06	1 .06	2 .81	2 .81	15
653	1 .13	1 .13	1 .13	2 .80	2 .80	16
587	1 .53	1 .54	1 .54	2 .35	2 .35	19
401	1 .60+	1 .62+	1 .62+	2 .33+	2 .33+	0 ++
1,102	2 .72	2 .72	2 .72	1 .18	1 .18	11
1,175	1 .28+	1 .28+	1 .28+	2 .47+	2 .47+	13 ++
61,690	0 .79	0 .79	0 .79	2 .99	2 .99	4
54,231	0 .81	0 .81	0 .81	3 .06	3 .06	15
42,514	0 .88	0 .88	0 .88	3 .05	3 .05	16
32,900	0 .81	0 .81	0 .81	3 .07	3 .07	19
32,558	0 .61+	0 .62+	0 .62+	3 .33+	3 .33+	0 ++
29,298	0 .68	0 .69	0 .69	3 .16	3 .16	11
29,202	0 .68+	0 .68+	0 .68+	3 .07+	3 .07+	13 ++
79,107	0 .75	0 .75	0 .77	0 .38	0 .37	–
82,961	0 .77	0 .78	0 .80	1 .99	1 .97	–
69,166	0 .82	0 .83	0 .83	3 .80	3 .80	–
58,483	0 .92	0 .93	0 .93	3 .93	3 .93	–
130,035	0 .82	0 .83	0 .83	0 .90	0 .90	–
90,784	0 .42+	0 .42+	0 .76+	0 .04+	(0 .29)+	– ++
4,543	0 .98	0 .98	1 .21	0 .15	(0 .09)	–
3,880	1 .06	1 .07	1 .37	1 .66	1 .37	–
2,881	1 .24	1 .25	1 .44	3 .39	3 .20	–
2,495	1 .29	1 .30	1 .58	3 .56	3 .28	–
4,224	1 .13	1 .14	1 .14	0 .74	0 .74	–
3,519	0 .42+	0 .42+	0 .96+	0 .02+	(0 .51)+	– ++
104,738	0 .97	0 .98	0 .98	3 .78	3 .78	473
204,868	1 .00	1 .02	1 .02	4 .09	4 .09	505
214,374	0 .98	0 .99	0 .99	4 .68	4 .68	678
249,248	0 .98	0 .99	0 .99	4 .70	4 .70	464
394,255	0 .95	0 .96	0 .96	4 .43	4 .43	458
546,572	0 .93+	0 .93+	0 .93+	4 .08+	4 .08+	142 ++
567	2 .64+	2 .64+	2 .64+	3 .15+	3 .15+	678 ++
5,035	2 .35	2 .36	2 .36	3 .30	3 .30	464
15,695	1 .84	1 .85	1 .85	3 .54	3 .54	458
46,285	1 .88+	1 .88+	1 .88+	3 .01+	3 .01+	142 ++
111,921	0 .63+	0 .64+	0 .64+	4 .92+	4 .92+	464 ++
103,801	0 .60	0 .60	0 .60	4 .78	4 .78	458
107,705	0 .60+	0 .60+	0 .60+	4 .45+	4 .45+	142 ++

Financial Highlights
(Continued)

		Income From Investment Operations				Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/		value,	investment	on securities (both	Total from	(from net	Distributions			Total
Share	Fiscal year	beginning	income	realized and	investment	investment	(from realized	Total	Net asset value,	return
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	end of period	(%)*
Growth Leaders	06/30/04	$8.09	$ (0 .09)	$ 1 .47	$ 1 .38	$ –	$ –	$ –	$9.47	17 .06
Class A	06/30/05	9.47	(0 .08)	(0 .08)	(0 .16)	–	–	–	9.31	(1 .69)
	06/30/06	9.31	(0 .06)	1 .34	1 .28	–	–	–	10.59	13 .75
	11/30/06(B)	10.59	0 .01	0 .56	0 .57	–	–	–	11.16	5 .38++
	11/30/07	11.16	(0 .01)	2 .15	2 .14	0 .01	–	0 .01	13.29	19 .14
	11/30/08	13.29	(0 .04)	(4 .44)	(4 .48)	–	0 .39	0 .39	8.42	(34 .72)
	05/31/09(U)	8.42	0 .01	0 .81	0 .82	–	–	–	9.24	9.74 ++
Growth Leaders	06/30/06(C)	10.95	(0 .04)	(0 .34)	(0 .38)	–	–	–	10.57	(3 .47)++
Class C	11/30/06(B)	10.57	(0 .04)	0 .55	0 .51	–	–	–	11.08	4 .82++
	11/30/07	11.08	(0 .31)	2 .09	1 .78	–	–	–	12.86	16 .06
	11/30/08	12.86	(0 .20)	(4 .25)	(4 .45)	–	0 .39	0 .39	8.02	(35 .68)
	05/31/09(U)	8.02	(0 .06)	0 .77	0 .71	–	–	–	8.73	8.85 ++
Growth Leaders	11/30/07(A)	12.45	0 .02	0 .84	0 .86	–	–	–	13.31	6.91 ++
Class I	11/30/08	13.31	(0 .10)	(4 .63)	(4 .73)	–	0 .39	0 .39	8.19	(36 .60)
	05/31/09(U)	8.19	–	0 .79	0 .79	–	–	–	8.98	9.65 ++
International Equity 11/30/04		13.82	0 .20	3 .17#	3 .37	0 .14	–	0 .14	17.05	24 .58#
Class A	11/30/05	17.05	0 .21	1 .56	1 .77	0 .17	–	0 .17	18.65	10 .43
	11/30/06	18.65	0 .17	4 .42	4 .59	0 .24	1 .00	1 .24	22.00	26 .04
	11/30/07	22.00	0 .20	3 .58	3 .78	0 .18	1 .89	2 .07	23.71	18 .72
	11/30/08	23.71	0 .23	(10 .65)	(10 .42)	0 .20	1 .98	2 .18	11.11	(48 .11)
	05/31/09(U)	11.11	0 .14	1 .81	1 .95	0 .22	–	0 .22	12.84	17.84 ++
International Equity 11/30/04		13.53	0 .06	3 .07#	3 .13	–	–	–	16.66	23 .13#
Class B	11/30/05	16.66	0 .03	1 .50	1 .53	–	–	–	18.19	9 .18
	11/30/06	18.19	(0 .05)	4 .32	4 .27	0 .03	1 .00	1 .03	21.43	24 .62
	11/30/07	21.43	(0 .02)	3 .47	3 .45	–	1 .89	1 .89	22.99	17 .45
	11/30/08	22.99	–	(10 .28)	(10 .28)	–	1 .98	1 .98	10.73	(48 .66)
	05/31/09(U)	10.73	0 .02	1 .77	1 .79	–	–	–	12.52	16.68 ++
International Equity 11/30/04		13.59	(0 .01)	3 .14#	3 .13	–	–	–	16.72	23 .03#
Class C	11/30/05	16.72	0 .01	1 .52	1 .53	–	–	–	18.25	9 .15
	11/30/06	18.25	(0 .11)	4 .39	4 .28	–	1 .00	1 .00	21.53	24 .55
	11/30/07	21.53	(0 .02)	3 .49	3 .47	–	1 .89	1 .89	23.11	17 .47
	11/30/08	23.11	0 .03	(10 .35)	(10 .32)	0 .01	1 .98	1 .99	10.80	(48 .58)
	05/31/09(U)	10.80	0 .04	1 .76	1 .80	0 .01	–	0 .01	12.59	16.71 ++
International Equity 11/30/07(A)		21.69	0 .05	2 .00	2 .05	–	–	–	23.74	9.45 ++
Class I	11/30/08	23.74	0 .29	(10 .63)	(10 .34)	0 .32	1 .98	2 .30	11.10	(47 .92)
	05/31/09(U)	11.10	0 .15	1 .80	1 .95	0 .28	–	0 .28	12.77	17.96 ++
See notes to Financial Highlights at the end of the schedule.

The accompanying notes are an integral part of the financial statements.

					Financial Highlights
						(Continued)

Ratios/Supplemental Data

		Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income (loss)
Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	to average net assets before	Portfolio
end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	contractual and voluntary expense	turnover
(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	reimbursements (%)***	rate (%)
$10,916	1 .75	1 .75	2 .58	(0 .91)	(1 .74)	172
7,936	1 .75	1 .75	3 .00	(0 .77)	(2 .02)	200
8,043	1 .75	1 .76	3 .09	(0 .60)	(1 .94)	157
11,257	1 .45+	1 .51+	1 .67+	0 .14+	(0 .02)+	30 ++
17,783	1 .45	1 .48	1 .73	(0 .19)	(0 .44)	75
17,966	1 .45	1 .47	1 .64	(0 .31)	(0 .48)	34
26,771	1 .54+	1 .55+	1 .73+	0 .24+	0 .06+	20 ++
385	2 .79+	2 .81+	3 .62+	(1 .16)+	(1 .97)+	157 ++
439	2 .43+	2 .49+	2 .64+	(0 .87)+	(1 .03)+	30 ++
1,580	3 .89	3 .92	4 .17	(2 .58)	(2 .84)	75
1,729	2 .92	2 .94	3 .10	(1 .78)	(1 .95)	34
1,978	3 .24+	3 .25+	3 .45+	(1 .44)+	(1 .64)+	20 ++
265	1 .05+	1 .07+	1 .32+	0 .55+	0 .30+	75 ++
4,026	2 .16	2 .17	2 .34	(1 .04)	(1 .20)	34
4,413	1 .82+	1 .83+	1 .90+	(0 .02)+	(0 .09)+	20 ++
109,959	1 .30	1 .31	1 .31	1 .34	1 .34	28
113,349	1 .30	1 .32	1 .32	1 .29	1 .29	23
149,605	1 .35	1 .39	1 .39	0 .86	0 .86	63
159,017	1 .36	1 .37	1 .37	1 .00	1 .00	31
114,641	1 .45	1 .45	1 .45	1 .31	1 .31	43
128,358	1 .65+	1 .65+	1 .65+	2 .60+	2 .60+	11 ++
11,802	2 .44	2 .45	2 .45	0 .22	0 .22	28
12,054	2 .40	2 .42	2 .42	0 .21	0 .21	23
13,045	2 .45	2 .49	2 .49	(0 .20)	(0 .20)	63
11,353	2 .42	2 .44	2 .44	(0 .10)	(0 .10)	31
3,334	2 .51	2 .52	2 .52	0 .01	0 .01	43
3,002	3 .60+	3 .60+	3 .60+	0 .45+	0 .45+	11 ++
3,394	2 .53	2 .54	2 .54	0 .17	0 .17	28
2,867	2 .47	2 .49	2 .49	0 .18	0 .18	23
5,223	2 .51	2 .56	2 .56	(0 .26)	(0 .26)	63
8,173	2 .41	2 .43	2 .43	(0 .07)	(0 .07)	31
3,363	2 .42	2 .43	2 .43	0 .15	0 .15	43
3,682	3 .43+	3 .43+	3 .43+	0 .83+	0 .83+	11 ++
10,124	0 .85+	0 .85+	0 .85+	0 .86+	0 .86+	31 ++
5,596	1 .03	1 .04	1 .04	1 .61	1 .61	43
6,863	1 .52+	1 .52+	1 .52+	2 .84+	2 .84+	11 ++

Financial Highlights
(Continued)

		Income From Investment Operations				Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/		value,	investment	on securities (both	Total from	(from net	Distributions			Total
Share	Fiscal year	beginning	income	realized and	investment	investment	(from realized	Total	Net asset value,	return
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	end of period	(%)*
Mid Cap Growth	11/30/04	$13.64	$ (0 .12)	$ 1 .45	$ 1 .33	$ –	$ –	$ –	$14.97	9 .75
Class A	11/30/05	14.97	(0 .09)	0 .93	0 .84	–	–	–	15.81	5 .61
	11/30/06	15.81	(0 .10)	1 .24	1 .14	–	–	–	16.95	7 .21
	11/30/07	16.95	(0 .12)	2 .83	2 .71	–	–	–	19.66	15 .99
	11/30/08	19.66	(0 .15)	(8 .85)	(9 .00)	–	–	–	10.66	(45 .78)
	05/31/09(U)	10.66	0 .01	1 .13	1 .14	–	–	–	11.80	10.69 ++
Mid Cap Growth	11/30/04	12.74	(0 .24)	1 .35	1 .11	–	–	–	13.85	8 .71
Class B	11/30/05	13.85	(0 .23)	0 .85	0 .62	–	–	–	14.47	4 .48
	11/30/06	14.47	(0 .24)	1 .14	0 .90	–	–	–	15.37	6 .22
	11/30/07	15.37	(0 .29)	2 .53	2 .24	–	–	–	17.61	14 .57
	11/30/08	17.61	(0 .33)	(7 .86)	(8 .19)	–	–	–	9.42	(46 .51)
	05/31/09(U)	9.42	(0 .09)	1 .00	0 .91	–	–	–	10.33	9.66 ++
Mid Cap Growth	11/30/04	13.01	(0 .30)	1 .37	1 .07	–	–	–	14.08	8 .22
Class C	11/30/05	14.08	(0 .26)	0 .86	0 .60	–	–	–	14.68	4 .26
	11/30/06	14.68	(0 .26)	1 .15	0 .89	–	–	–	15.57	6 .06
	11/30/07	15.57	(0 .33)	2 .58	2 .25	–	–	–	17.82	14 .45
	11/30/08	17.82	(0 .31)	(7 .95)	(8 .26)	–	–	–	9.56	(46 .35)
	05/31/09(U)	9.56	(0 .09)	1 .00	0 .91	–	–	–	10.47	9.52 ++
Mid Cap Growth	11/30/07(A)	18.58	(0 .02)	1 .13	1 .11	–	–	–	19.69	5.97 ++
Class I	11/30/08	19.69	(0 .07)	(8 .90)	(8 .97)	–	–	–	10.72	(45 .56)
	05/31/09	10.72	0 .02	1 .13	1 .15	–	–	–	11.87	10.73 ++
Mid Cap Value	10/31/04	11.79	0 .08	2 .11	2 .19	0 .02	–	0 .02	13.96	18 .58
Class A	10/31/05	13.96	(0 .11)	2 .79	2 .68	0 .06	0 .63	0 .69	15.95	19 .78@
	10/31/06	15.95	(0 .01)	2 .01	2 .00	–	2 .18	2 .18	15.77	13 .87
	10/31/07	15.77	0 .07	3 .84	3 .91	–	0 .95	0 .95	18.73	25 .87
	11/30/07(F)	18.73	–	(1 .37)	(1 .37)	–	–	–	17.36	(7 .31)++
	11/30/08	17.36	0 .02	(6 .78)	(6 .76)	0 .12	1 .83	1 .95	8.65	(43 .72)
	05/31/09(U)	8.65	0 .01	1 .13	1 .14	0 .04	–	0 .04	9.75	13 .22++
Mid Cap Value	10/31/04	11.69	(0 .02)	2 .09	2 .07	–	–	–	13.76	17 .72
Class C	10/31/05	13.76	(0 .20)	2 .73	2 .53	–	0 .63	0 .63	15.66	18 .86@
	10/31/06	15.66	(0 .12)	1 .97	1 .85	–	2 .18	2 .18	15.33	13 .09
	10/31/07	15.33	(0 .05)	3 .71	3 .66	–	0 .95	0 .95	18.04	24 .93
	11/30/07(F)	18.04	–	(1 .33)	(1 .33)	–	–	–	16.71	(7 .37)++
	11/30/08	16.71	(0 .08)	(6 .49)	(6 .57)	0 .05	1 .83	1 .88	8.26	(44 .16)
	05/31/09(U)	8.26	(0 .02)	1 .08	1 .06	–	–	–	9.32	12 .83++
Mid Cap Value	10/31/04	11.82	0 .11	2 .12	2 .23	0 .03	–	0 .03	14.02	18 .94
Class I	10/31/05	14.02	(0 .04)	2 .77	2 .73	0 .10	0 .63	0 .73	16.02	20 .02@
	10/31/06	16.02	0 .03	2 .02	2 .05	–	2 .18	2 .18	15.89	14 .18
	10/31/07	15.89	0 .16	3 .85	4 .01	–	0 .95	0 .95	18.95	26 .36
	11/30/07(F)	18.95	0 .02	(1 .39)	(1 .37)	–	–	–	17.58	(7 .23)++
	11/30/08	17.58	0 .09	(6 .88)	(6 .79)	0 .16	1 .83	1 .99	8.80	(43 .43)
	05/31/09(U)	8.80	0 .05	1 .14	1 .19	0 .08	–	0 .08	9.91	13 .64++
See notes to Financial Highlights at the end of the schedule.

64	The accompanying notes are an integral part of the financial statements.

					Financial Highlights
						(Continued)

Ratios/Supplemental Data

		Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income (loss)
Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	to average net assets before	Portfolio
end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	contractual and voluntary expense	turnover
(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	reimbursements (%)***	rate (%)
$147,021	1 .24	1 .24	1 .24	(0 .90)	(0 .90)	98
166,181	1 .24	1 .25	1 .25	(0 .60)	(0 .60)	160
149,787	1 .32	1 .33	1 .33	(0 .61)	(0 .61)	83
140,380	1 .34	1 .36	1 .36	(0 .63)	(0 .63)	85
70,098	1 .44	1 .45	1 .45	(0 .86)	(0 .86)	82
68,968	1 .72+	1 .72+	1 .72+	0 .16+	0 .16+	53 ++
26,608	2 .19	2 .20	2 .20	(1 .86)	(1 .86)	98
24,820	2 .28	2 .30	2 .30	(1 .65)	(1 .65)	160
17,073	2 .35	2 .36	2 .36	(1 .63)	(1 .63)	83
11,844	2 .51	2 .53	2 .53	(1 .78)	(1 .78)	85
3,708	2 .70	2 .71	2 .71	(2 .12)	(2 .12)	82
3,175	3 .67+	3 .67+	3 .67+	(1 .86)+	(1 .86)+	53 ++
2,873	2 .60	2 .61	2 .61	(2 .27)	(2 .27)	98
4,869	2 .48	2 .50	2 .50	(1 .84)	(1 .84)	160
3,997	2 .48	2 .49	2 .49	(1 .76)	(1 .76)	83
4,997	2 .64	2 .65	2 .65	(1 .95)	(1 .95)	85
2,203	2 .57	2 .57	2 .57	(1 .99)	(1 .99)	82
2,272	3 .68+	3 .68+	3 .68+	(1 .79)+	(1 .79)+	53 ++
9,406	0 .85+	0 .85+	0 .85+	(0 .38)+	(0 .38)+	85 ++
4,551	0 .98	0 .99	0 .99	(0 .40)	(0 .40)	82
5,146	1 .53+	1 .53+	1 .53+	0 .40+	0 .40+	53 ++
6,121	1 .35	1 .35	1 .44	0 .56	0 .47	31
4,538	1 .34	1 .34	1 .35	(0 .74)	(0 .75)	53
4,169	1 .35	1 .35	1 .38	(0 .05)	(0 .08)	35
23,604	1 .55	1 .55	1 .59	0 .38	0 .42	33
24,778	1 .80+	1 .81+	1 .81+	0 .09+	0 .09+	3 ++
70,040	1 .50	1 .50	1 .50	0 .18	0 .18	44
74,709	1 .81+	1 .81+	1 .81+	0 .15+	0 .15+	23 ++
6,330	2 .10	2 .10	2 .19	(0 .19)	(0 .28)	31
9,040	2 .09	2 .09	2 .10	(1 .33)	(1 .34)	53
9,425	2 .10	2 .10	2 .13	(0 .79)	(0 .82)	35
13,321	2 .16	2 .17	2 .20	(0 .30)	(0 .27)	33
14,248	2 .03+	2 .04+	2 .04+	(0 .11)+	(0 .11)+	3 ++
14,800	2 .22	2 .23	2 .23	(0 .58)	(0 .58)	44
15,711	2 .43+	2 .43+	2 .43+	(0 .44)+	(0 .44)+	23 ++
65,864	1 .10	1 .10	1 .19	0 .81	0 .72	31
86,367	1 .09	1 .09	1 .10	(0 .30)	(0 .31)	53
83,935	1 .10	1 .10	1 .13	0 .19	0 .16	35
104,614	1 .00	1 .00	1 .03	0 .92	0 .95	33
92,938	0 .89+	0 .90+	0 .90+	0 .97+	0 .97+	3 ++
73,377	0 .93	0 .94	0 .94	0 .67	0 .67	44
79,823	0 .92+	0 .92+	0 .92+	1 .07+	1 .07+	23 ++

Financial Highlights
(Continued)

			Income From Investment Operations				Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/	Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions	Return		Net asset	Total
Share	(period	beginning	income	realized and	investment	investment	(from realized	of	Total	value, end of	return
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	period	(%)*
Short Maturity	11/30/04	$9.54	$ 0 .29	$ (0 .04)	$ 0 .25	$ 0 .42	$ –	$ –	$ 0 .42	$9.37	2 .64
Government	11/30/05	9.37	0 .31	(0 .21)	0 .10	0 .40	–	–	0 .40	9.07	1 .09
Class A	11/30/06	9.07	0 .37	(0 .01)	0 .36	0 .42	–	–	0 .42	9.01	4 .11
	11/30/07	9.01	0 .37	0 .08	0 .45	0 .42	–	–	0 .42	9.04	5 .16
	11/30/08	9.04	0 .37	0 .02	0 .39	0 .40	–	–	0 .40	9.03	4 .43
	05/31/09(U)	9.03	0 .15	0 .17	0 .32	0 .17	–	–	0 .17	9.18	3 .56++
Short Maturity	11/30/05(H)	9.28	0 .21	(0 .15)	0 .06	0 .27	–	–	0 .27	9.07	0 .58++
Government	11/30/06	9.07	0 .33	(0 .01)	0 .32	0 .38	–	–	0 .38	9.01	3 .64
Class S	11/30/07	9.01	0 .33	0 .08	0 .41	0 .38	–	–	0 .38	9.04	4 .60
	11/30/08	9.04	0 .33	0 .02	0 .35	0 .36	–	–	0 .36	9.03	3 .95
	05/31/09(U)	9.03	0 .13	0 .17	0 .30	0 .15	–	–	0 .15	9.18	3 .35++
Small Company	11/30/04	6.74	(0 .02)	1 .19	1 .17	–	0 .09	–	0 .09	7.82	17 .54
Class A	11/30/05	7.82	(0 .03)	0 .74	0 .71	–	0 .49	–	0 .49	8.04	9 .67
	11/30/06	8.04	(0 .02)	1 .20	1 .18	–	0 .71	–	0 .71	8.51	16 .05
	11/30/07	8.51	–	0 .66	0 .66	–	0 .97	–	0 .97	8.20	8 .74
	11/30/08	8.20	(0 .03)	(2 .60)	(2 .63)	–	0 .81	0 .01	0 .82	4.75	(35 .47)
	05/31/09(U)	4.75	(0 .01)	0 .36	0 .35	–	–	–	–	5.10	7.37 ++
Small Company	11/30/04	6.06	(0 .08)	1 .07	0 .99	–	0 .09	–	0 .09	6.96	16 .52
Class B	11/30/05	6.96	(0 .08)	0 .65	0 .57	–	0 .49	–	0 .49	7.04	8 .79
	11/30/06	7.04	(0 .08)	1 .03	0 .95	–	0 .71	–	0 .71	7.28	14 .97
	11/30/07	7.28	(0 .06)	0 .56	0 .50	–	0 .97	–	0 .97	6.81	7 .90
	11/30/08	6.81	(0 .07)	(2 .11)	(2 .18)	–	0 .81	0 .01	0 .82	3.81	(36 .18)
	05/31/09(U)	3.81	(0 .02)	0 .28	0 .26	–	–	–	–	4.07	6.82 ++
Small Company	11/30/04	6.58	(0 .08)	1 .16	1 .08	–	0 .09	–	0 .09	7.57	16 .58
Class C	11/30/05	7.57	(0 .09)	0 .71	0 .62	–	0 .49	–	0 .49	7.70	8 .75
	11/30/06	7.70	(0 .08)	1 .14	1 .06	–	0 .71	–	0 .71	8.05	15 .11
	11/30/07	8.05	(0 .06)	0 .62	0 .56	–	0 .97	–	0 .97	7.64	7 .88
	11/30/08	7.64	(0 .08)	(2 .39)	(2 .47)	–	0 .81	0 .01	0 .82	4.35	(36 .04)
	05/31/09(U)	4.35	(0 .02)	0 .32	0 .30	–	–	–	–	4.65	6.90 ++
Small Company	11/30/07(D)	8.06	–	0 .15	0 .15	–	–	–	–	8.21	1.86 ++
Class I	11/30/08	8.21	–	(2 .61)	(2 .61)	–	0 .81	0 .01	0 .82	4.78	(35 .16)
	05/31/09(U)	4.78	0 .01	0 .35	0 .36	–	–	–	–	5.14	7.53 ++
See notes to Financial Highlights at the end of the schedule.

66	The accompanying notes are an integral part of the financial statements.

					Financial Highlights
						(Continued)

Ratios/Supplemental Data

		Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income (loss)
Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	to average net assets before	Portfolio
end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	contractual and voluntary expense	turnover
(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	reimbursements (%)***	rate (%)
$322,431	0 .91	0 .91	1 .07	3 .06	2 .90	136
259,386	1 .05	1 .06	1 .09	3 .39	3 .36	113
185,410	1 .06	1 .08	1 .08	4 .02	4 .02	90
147,329	1 .07	1 .09	1 .09	4 .17	4 .17	21
178,815	1 .03	1 .04	1 .04	4 .03	4 .03	58
403,556	0 .95+	0 .95+	0 .95+	3 .39+	3 .39+	36 ++
18,323	1 .44+	1 .45+	1 .45+	3 .21+	3 .21+	113 ++
9,025	1 .48	1 .48	1 .48	3 .60	3 .60	90
6,873	1 .58	1 .59	1 .59	3 .66	3 .66	21
37,624	1 .44	1 .45	1 .45	3 .59	3 .59	58
195,002	1 .46+	1 .46+	1 .46+	2 .83+	2 .83+	36 ++
1,063,847	1 .12	1 .12	1 .12	(0 .31)	(0 .31)	53
1,092,186	1 .12	1 .13	1 .13	(0 .31)	(0 .31)	64
1,226,831	1 .13	1 .13	1 .13	(0 .29)	(0 .29)	53
1,223,641	1 .13	1 .13	1 .13	(0 .01)	(0 .01)	47
721,874	1 .22	1 .22	1 .22	(0 .48)	(0 .48)	45
836,033	1 .33+	1 .33+	1 .33+	(0 .23)+	(0 .23)+	18 ++
144,580	2 .03	2 .04	2 .04	(1 .23)	(1 .23)	53
147,266	2 .01	2 .01	2 .01	(1 .19)	(1 .19)	64
143,830	1 .99	2 .00	2 .00	(1 .16)	(1 .16)	53
117,562	2 .00	2 .01	2 .01	(0 .87)	(0 .87)	47
45,896	2 .09	2 .09	2 .09	(1 .37)	(1 .37)	45
37,899	2 .42+	2 .42+	2 .42+	(1 .32)+	(1 .32)+	18 ++
165,175	1 .93	1 .93	1 .93	(1 .12)	(1 .12)	53
157,861	1 .94	1 .94	1 .94	(1 .12)	(1 .12)	64
166,878	1 .94	1 .94	1 .94	(1 .10)	(1 .10)	53
186,560	1 .97	1 .98	1 .98	(0 .87)	(0 .87)	47
113,843	1 .99	1 .99	1 .99	(1 .25)	(1 .25)	45
123,818	2 .19+	2 .19+	2 .19+	(1 .09)+	(1 .09)+	18 ++
53,029	0 .75+	0 .76+	0 .76+	(0 .07)+	(0 .07)+	47 ++
154,663	0 .82	0 .83	0 .83	(0 .02)	(0 .02)	45
325,614	0 .80+	0 .80+	0 .80+	0 .29+	0 .29+	18 ++

Financial Highlights
(Continued)

		Income From Investment Operations				Less Distributions

		Net asset	Net	Net gains or losses		Dividends
Fund/		value,	investment	on securities (both	Total from	(from net	Distributions			Total
Share	Fiscal year	beginning	income	realized and	investment	investment	(from realized	Total	Net asset value,	return
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	end of period	(%)*
Small/Mid	11/30/08(I)	$20.00	$ (0 .10)	$ (6 .67)	$ (6 .77)	$ –	$ –	$ –	$13.23	(33.85) ++
Class A	05/31/09(U)	13.23	(0 .06)	1 .11	1 .05	–	–	–	14.28	7 .94++
Small/Mid	11/30/08(I)	20.00	(0 .10)	(6 .68)	(6 .78)	–	–	–	13.22	(33.90) ++
Class C	05/31/09(U)	13.22	(0 .07)	1 .11	1 .04	–	–	–	14.26	7 .87++
Small/Mid	11/30/08(I)	20.00	(0 .04)	(6 .70)	(6 .74)	–	–	–	13.26	(33.70) ++
Class I	05/31/09(U)	13.26	(0 .08)	1 .11	1 .03	–	–	–	14.29	7 .77++
Sustainable Core	06/30/04(E)	8.64	(0 .02)	1 .89	1 .87	–	–	–	10.51	21 .64
Opportunities	06/30/05(E)	10.51	(0 .01)	1 .10	1 .09	–	–	–	11.60	10 .37
Class A	06/30/06(E)	11.60	0 .02	1 .12	1 .14	–	–	–	12.74	9 .83
	06/30/07(E)	12.74	0 .04	2 .58	2 .62	0 .05	–	0 .05	15.31	20 .63
	06/30/08	15.31	0 .03	(2 .45)	(2 .42)	0 .04	–	0 .04	12.85	(15 .84)
	11/30/08(J)	12.85	0 .02	(4 .27)	(4 .25)	–	–	–	8.60	(33 .07)++
	05/31/09(U)	8.60	0 .03	0 .69	0 .72	0 .04	–	0 .04	9.28	8 .45++
Sustainable Core	06/30/08(K)	13.48	(0 .03)	(0 .63)	(0 .66)	–	–	–	12.82	(4 .90)++
Opportunities	11/30/08(J)	12.82	(0 .03)	(4 .25)	(4 .28)	–	–	–	8.54	(33 .39)++
Class C	05/31/09(U)	8.54	(0 .22)	0 .65	0 .43	–	–	–	8.97	5 .04++
Sustainable Core	06/30/06(E)(L)	12.81	0 .02	(0 .11)	(0 .09)	–	–	–	12.72	(0 .70)++
Opportunities	06/30/07(E)	12.72	0 .10	2 .59	2 .69	0 .07	–	0 .07	15.34	21 .16
Class I	06/30/08	15.34	0 .08	(2 .44)	(2 .36)	0 .13	–	0 .13	12.85	(15 .50)
	11/30/08(J)	12.85	0 .04	(4 .27)	(4 .23)	–	–	–	8.63	(32 .84)++
	05/31/09(U)	8.63	0 .05	0 .69	0 .74	0 .07	–	0 .07	9.30	8 .70++
Sustainable Growth	06/30/04(E)	10.96	(0 .20)	2 .25	2 .05	–	–	–	13.01	18 .70
Opportunities	06/30/05	13.01	(0 .18)	1 .27	1 .09	–	–	–	14.10	8 .38
Class A^^^	06/30/06	14.10	(0 .20)	2 .50	2 .30	–	–	–	16.40	16 .31
	06/30/07	16.40	(0 .12)	2 .30	2 .18	–	–	–	18.58	13 .29
	06/30/08	18.58	(0 .23)	(1 .67)	(1 .90)	–	–	–	16.68	(10 .23)
	11/30/08(J)	16.68	(0 .06)	(7 .26)	(7 .32)	–	–	–	9.36	(43 .88)++
	05/31/09(U)	9.36	(0 .04)	1 .37	1 .33	–	0 .60	0 .60	10.09	15 .25++
Sustainable Growth	06/30/08(K)	16.94	(0 .10)	(0 .22)	(0 .32)	–	–	–	16.62	(1 .89)++
Opportunities	11/30/08(J)	16.62	(0 .11)	(7 .21)	(7 .32)	–	–	–	9.30	(44 .04)++
Class C^^^	05/31/09(U)	9.30	(0 .31)	1 .32	1 .01	–	0 .60	0 .60	9.71	11 .69++
Sustainable Growth	06/30/04(E)	11.23	(0 .15)	2 .33	2 .18	–	–	–	13.41	19 .41
Opportunities	06/30/05	13.41	(0 .10)	1 .31	1 .21	–	–	–	14.62	9 .02
Class I^^^	06/30/06	14.62	(0 .12)	2 .61	2 .49	–	–	–	17.11	17 .03
	06/30/07	17.11	(0 .05)	2 .42	2 .37	–	–	–	19.48	13 .85
	06/30/08	19.48	(0 .14)	(1 .77)	(1 .91)	–	–	–	17.57	(9 .80)
	11/30/08(J)	17.57	(0 .08)	(7 .65)	(7 .73)	–	–	–	9.84	(44 .00)++
	05/31/09(U)	9.84	(0 .15)	1 .42	1 .27	–	0 .60	0 .60	10.51	13 .81++
See notes to Financial Highlights at the end of the schedule.

68	The accompanying notes are an integral part of the financial statements.

					Financial Highlights
						(Continued)

Ratios/Supplemental Data

		Ratio of expenses to	Ratio of expenses to average	Ratio of net	Ratio of net investment income (loss)
Net assets at	Ratio of expenses	average net assets	net assets before contractual	investment income	to average net assets before	Portfolio
end of period	to average net	before custodian fee	and voluntary expense	(loss) to average net	contractual and voluntary expense	turnover
(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	reimbursements (%)***	rate (%)
$ 2,347	1 .22+	1 .23+	1 .23+	(0 .55)+	(0 .55)+	55 ++
2,837	1 .93+	1 .93+	1 .93+	(0 .91)+	(0 .91)+	25 ++
2,029	1 .21+	1 .22+	1 .22+	(0 .54)+	(0 .54)+	55 ++
2,263	2 .14+	2 .14+	2 .14+	(1 .12)+	(1 .12)+	25 ++
2,651	0 .91+	0 .92+	0 .92+	(0 .24)+	(0 .24)+	55 ++
2,862	2 .28+	2 .28+	2 .28+	(1 .26)+	(1 .26)+	25 ++
23,871	1 .78	1 .78	1 .78	(0 .23)	(0 .23)	130
27,791	1 .70	1 .70	1 .70	(0 .11)	(0 .11)	173
33,081	1 .29	1 .29	1 .62	0 .15	(0 .18)	58
56,385	1 .29	1 .29	1 .61	0 .37	0 .05	40
251,146	1 .21	1 .21	1 .37	0 .18	0 .02	82
157,704	1 .27+	1 .28+	1 .35+	0 .48+	0 .41+	6 ++
160,366	1 .52+	1 .52+	1 .58+	0 .61+	0 .55+	10 ++
475	2 .31+	2 .31+	2 .39+	(1 .00)+	(1 .09)+	82 ++
334	2 .38+	2 .38+	2 .45+	(0 .61)+	(0 .69)+	6 ++
355	7 .59+	7 .59+	7 .65+	(5 .46)+	(5 .53)+	10 ++
5,436	0 .90+	0 .90+	1 .26+	0 .64+	0 .28+	58 ++
7,785	0 .90	0 .90	1 .14	0 .78	0 .54	40
60,428	0 .80	0 .80	0 .93	0 .57	0 .44	82
11,347	0 .76+	0 .76+	0 .85+	0 .93+	0 .84+	6 ++
10,586	0 .87+	0 .87+	1 .08+	1 .27+	1 .05+	10 ++
165,782	1 .93	1 .93	1 .94	(1 .47)	(1 .48)	152
157,963	1 .96	1 .96	1 .96	(1 .39)	(1 .39)	110
170,704	1 .90	1 .90	1 .90	(1 .30)	(1 .30)	60
177,514	1 .88	1 .88	1 .88	(0 .72)	(0 .72)	48
164,005	1 .75	1 .75	1 .77	(1 .30)	(1 .32)	113
87,026	1 .45+	1 .45+	1 .45+	(1 .01)+	(1 .01)+	39 ++
94,027	1 .67+	1 .67+	1 .67+	(0 .98)+	(0 .98)+	14 ++
520	2 .79+	2 .79+	2 .79+	(2 .39)+	(2 .39)+	113 ++
292	2 .43+	2 .44+	2 .44+	(1 .99)+	(1 .99)+	39 ++
313	7 .81+	7 .81+	7 .81+	(7 .12)+	(7 .12)+	14 ++
3,534	1 .30	1 .30	1 .31	(0 .85)	(0 .86)	152
2,633	1 .33	1 .33	1 .33	(0 .76)	(0 .76)	110
899	1 .35	1 .35	1 .35	(0 .77)	(0 .77)	60
515	1 .38	1 .38	1 .38	(0 .29)	(0 .29)	48
2,012	1 .20	1 .20	1 .20	(0 .78)	(0 .78)	113
975	1 .74+	1 .75+	1 .75+	(1 .31)+	(1 .31)+	39 ++
1,162	3 .87+	3 .87+	3 .87+	(3 .19)+	(3 .19)+	14 ++

Financial Highlights

(Continued)

* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return. Total returns would have been lower in applicable years where the Advisor had not waived a portion of its fee.

** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. *** Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3). Amounts designated as “-“ are either zero or represent less than $0.005 or $(0.005).

+ Annualized ++ Not Annualized

^ Name change. Formerly the Sentinel Capital Markets Income Fund prior to November 1, 2006. ^^ Name change. Formerly the U.S. Treasury Money Market Fund prior to February 3, 2009.

^^^ Name change. Formerly the Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.

@ Total Returns would have been 19.48%, 18.56% and 19.72% for the Class A, Class C and Class I Shares, respectively, without a required loss reimbursement payment of $269,330 by Steinberg Asset Management, LLC.

(A) Commenced operations August 27, 2007.

(B) The fiscal year end for the Sentinel Capital Growth and Sentinel Growth Leaders Funds changed from June 30th to November 30th following the June 30, 2006 Annual Report. Information for the Sentinel Capital Growth Fund prior to March 17, 2006 is based on the predecessor Bramwell Growth Fund, and information for the Sentinel Growth Leaders Fund prior to March 17, 2006 is based on the predecessor Bramwell Focus Fund.

(C) Commenced operations March 17, 2006. (D) Commenced operations May 4, 2007.

(E) Per share net investment income (loss) and net realized and unrealized gains (losses) calculated without the use of average shares.

(F) The fiscal year end for the Sentinel Georgia Municipal Bond and Sentinel Mid Cap Value Funds changed from October 31st to November 30th following the October 31, 2007 Annual Report. Information for the Sentinel Georgia Municipal Bond Fund prior to May 5, 2007 is based on the predecessor Synovus Georgia Municipal Bond Fund, and information for the Sentinel Mid Cap Value Fund prior to May 5, 2007 is based on the predecessor Synovus Mid Cap Value Fund.

(G) Commenced operations June 1, 2006.

(H) Commenced operations March 3, 2005. First public offering March 4, 2005 (I) Commenced operations December 3, 2007.

(J) The fiscal year end for the Sentinel Sustainable Core Opportunities Fund and Sentinel Sustainable Emerging Companies Fund changed from June 30th to November 30th following the June 30, 2008 Annual Report. Information for the Sentinel Sustainable Core Opportunities Fund prior to April 5, 2008 is based on the predecessor Citizens Value Fund, and information for the Sentinel Sustainable Emerging Companies Fund prior to April 5, 2008 is based on the predecessor Citizens Emerging Growth Fund.

(K) Commenced operations April 7, 2008. (L) Commenced operations March 31, 2006. (U) Unaudited.

# On July 1, 2004, the Fund Distributor was notified by the National Association of Securities Dealers, Inc. (NASD and now FINRA) that the NASD had made a determination that a disciplinary action be brought against the Funds' Distributor arising from alleged excessive short term trading losses for the period from October 1, 2000 to October 31, 2003. The Funds were not a party to those proceedings and bear no associated costs. The Fund Distributor reimbursed the Funds on August 26, 2004 as follows: Reimbursement Impact on net realized gains Impact on total return (%) Sentinel International Equity Fund Class A $566,981 $0.09 0.66 Sentinel International Equity Fund Class B 62,699 0.08 0.59 Sentinel International Equity Fund Class C 15,951 0.09 0.66 On October 4, 2004, the Fund Distributor entered into a Letter of Acceptance, Waiver and Consent with the NASD (now FINRA) settling this matter.

Notes to Financial Statements

(1) Organization:	(2) Significant Accounting Policies:
Sentinel Group Funds, Inc. (“Company”) is registered as	The financial statements have been prepared in conformity
an open-end investment company under the Investment	with accounting principles generally accepted in the United
Company Act of 1940, as amended. The Company consists of	States of America (“GAAP”), which require management to
sixteen separate series – Sentinel Balanced Fund, Sentinel	make certain estimates and assumptions at the date of the
Capital Growth Fund, Sentinel Common Stock Fund, Sentinel	financial statements. The following is a summary of significant
Conservative Allocation Fund, Sentinel Georgia Municipal	accounting policies followed by the Funds in the preparation of
Bond Fund (a non-diversified series), Sentinel Government	their financial statements.
Money Market Fund (formerly known as Sentinel U.S. Treasury
Money Market Fund prior to February 3, 2009), Sentinel	A. Security Valuation:
Government Securities Fund, Sentinel Growth Leaders Fund	Equity securities that are traded on a national or foreign
(a non-diversified series), Sentinel International Equity Fund,	securities exchange and over-the-counter securities listed in
Sentinel Mid Cap Growth Fund, Sentinel Mid Cap Value Fund	the NASDAQ National Market System are valued at the last
(a non-diversified series), Sentinel Short Maturity Government	reported sales price or official closing price on the principal
Fund, Sentinel Small Company Fund, Sentinel Small/Mid	exchange on which they are traded on the date of determination
Cap Fund, Sentinel Sustainable Core Opportunities Fund and	as of the close of business of the New York Stock Exchange
Sentinel Sustainable Growth Opportunities Fund (formerly	(“NYSE”), usually 4:00 p.m. Eastern time, each day that the
known as Sentinel Sustainable Emerging Companies Fund	NYSE is open for business. Foreign equity securities traded on
prior to December 18, 2008), each individually referred to as	a foreign securities exchange are subject to fair value pricing
a Fund. All Funds offer Class A shares, although the Sentinel	when appropriate, using valuations provided by an independent
Government Money Market Fund Class A shares are closed to	pricing service. Securities for which no sale was reported on
additional purchases, except by the reinvestment of dividends	the valuation date are valued at the mean between the last
and distributions from the Sentinel Government Money Market	reported bid and asked prices. Over-the-counter securities not
Fund Class A shares. Class B shares are no longer available	listed on the NASDAQ National Market System are valued at
for additional purchases from any Fund, except by the exchange	the mean of the current bid and asked prices. For Funds other
of Class B shares between Funds, excluding exchanges into	than the Sentinel Government Money Market Fund, fixed-
the Sentinel Government Money Market Fund Class B shares,	income securities with original maturities of greater than 60
or the reinvestment of dividends and distributions paid on	days, including short-term securities with more than 60 days
Class B shares, excluding the reinvestment of dividends and	left to maturity, are valued on the basis of valuations provided
distributions into the Sentinel Government Money Market Fund	by an independent pricing service. The mean between the bid
Class B shares from other Class B shares. The following Funds	and asked prices is generally used for valuation purposes.
offer Class B shares: Sentinel Balanced, Sentinel Common	Short-term securities with original maturities of less than
Stock, Sentinel Conservative Allocation, Sentinel Government	60 days are valued at amortized cost, which approximates
Money Market, Sentinel International Equity, Sentinel Mid Cap	market value. The value of short-term securities originally
Growth and Sentinel Small Company Funds. Sentinel Balanced,	purchased with maturities greater than 60 days is determined
Sentinel Capital Growth, Sentinel Common Stock, Sentinel	based on an amortized value to par when they reach 60 days
Conservative Allocation, Sentinel Government Securities,	or less remaining to maturity. Securities held in the Sentinel
Sentinel Growth Leaders, Sentinel International Equity, Sentinel	Government Money Market Fund are valued at amortized cost
Mid Cap Growth, Sentinel Mid Cap Value, Sentinel Small	regardless of days left to maturity, which approximates market
Company, Sentinel Small/Mid Cap, Sentinel Sustainable Core	value, in accordance with the terms of a rule adopted by the
Opportunities and Sentinel Sustainable Growth Opportunities	Securities and Exchange Commission. The amortized cost
Funds offer Class C shares. Sentinel Balanced Fund offers	method values a security at cost on the date of purchase and
Class D shares, which are closed to additional purchases,	thereafter assumes a constant amortization to maturity of any
except by the reinvestment of dividends and distributions paid	discount or premium. Securities for which market quotations
on Class D shares. Sentinel Balanced, Sentinel Capital Growth,	are not readily available, or whose values have been materially
Sentinel Common Stock, Sentinel Georgia Municipal Bond,	affected by events occurring before the Fund’s pricing time
Sentinel Government Securities, Sentinel Growth Leaders,	but after the close of the securities’ primary markets, will be
Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel	fair valued under procedures adopted by the Funds’ Board
Mid Cap Value, Sentinel Small Company, Sentinel Small/Mid	of Directors. The Board has delegated this responsibility to a
Cap, Sentinel Sustainable Core Opportunities and Sentinel	pricing committee, subject to its review and supervision.
Sustainable Growth Opportunities Funds offer Class I Shares.
Sentinel Short Maturity Government Fund offers Class S
shares.

71

Notes to Financial Statements
(Continued)

In September 2006, the Financial Accounting Standards Board	The fair value hierarchy outlined in Statement No. 157 and
(“FASB”) issued Financial Accounting Standards (“FAS”)	enhanced descriptions of inputs and valuation techniques
Statement No. 157 – Fair Value Measurements, that defines	required under FSP FAS 157-4 are summarized in the three
fair value, establishes a framework for measuring fair value	broad levels listed below:
in generally accepted accounting principles and expands
disclosures about fair value measurements. The Statement	• Level 1 – Quoted prices (unadjusted) in active markets for
applies to fair value measurements that are already required	identical assets at the time of the NYSE close (normally
or permitted by other accounting standards and is intended to	4:00 PM Eastern). Includes most domestic equities,
increase consistency of those measurements. The Statement	American Depository Receipts, Exchange Traded Funds
applies broadly to securities and other types of assets and	and Standard & Poor’s Depository Receipts that rely on
liabilities and also establishes a fair value hierarchy which	unadjusted or official closing prices based on actual trading
prioritizes inputs or assumptions to valuation techniques. The	activity which coincides with the close of the NYSE.
Statement was effective for financial statements issued for
fiscal years beginning after November 15, 2007.	• Level 2 – Other significant observable inputs (evaluated
prices factoring in observable inputs using some type of
On April 9, 2009, the FASB issued FASB Staff Position (“FSP”)	model, matrix or other calculation methodology which
FAS 157-4, Determining Fair Value When the Volume and Level	takes into consideration factors such as quoted prices
of Activity for the Asset or Liability Have Significantly Decreased	for similar securities, interest rates, prepayment speeds,
and Identifying Transactions That Are Not Orderly. The FSP	credit risk, etc.). Includes most long-term and short-term
specifically focuses on a framework for determining when the	fixed income investments, most foreign equities trading
volume and level of activity have significantly decreased, and	on foreign exchanges and over-the-counter securities not
the determination of what constitutes a transaction that is not	listed on the NASDAQ National Market System that rely on
orderly. The FSP emphasizes that even if there has been a	a mean price which falls between the last bid and asked
significant decrease in volume and level of activity, the objective	quotes coinciding with the close of the NYSE. Investments
of a fair value measurement remains the same. Fair value	in other Regulated Investment Companies (RICs) that rely
is the price that would be received to sell an asset or paid to	on calculated Net Asset Values (NAV’s) would also generally
transfer a liability in an orderly transaction between market	be considered Level 2.
participants at the measurement date under current market
conditions. An orderly transaction is a transaction that assumes	• Level 3 – Significant unobservable inputs (including non-
exposure to the market for a period prior to measurement date	binding broker quotes or the Sentinel Pricing Committee’s
to allow for marketing activities that are usual and customary	own assumptions in determining the fair value of
for transactions involving such assets or liabilities; it is not a	investments).
forced transaction (e.g., a forced liquidation or a distressed	The inputs or methodologies used for valuing securities are not
sale).	necessarily an indication of the risk associated with investing
FSP FAS 157-4 also amends Statement No. 157 to require a	in those securities. For example, money market securities
reporting entity to:	are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally,
1. Disclose in interim and annual periods the inputs and	amortized cost approximates the current fair value of a security,
valuation techniques used to measure fair value and a	but since this value is not obtained from a quoted price in an
discussion of changes in valuation techniques and related	active market, such securities are reflected as Level 2.

inputs, if any, during the period; and	There have been no significant changes in valuation techniques
2. Define major categories for equity securities and debt	during the last fiscal period, but prospectively the Sentinel
securities to be major security types as described	Pricing Committee will place greater emphasis on factors
in paragraph 19 of FAS 115 - Accounting for Certain	discussed in FSP FAS 157-4 such as few recent transactions,
Investments in Debt and Equity Securities.	inconsistent price quotes and wider bid-ask spreads when
determining if transactions are not orderly for fair valuation
The staff position will be effective for interim and annual	purposes.
periods ending after June 15, 2009, and entities will be
permitted to early adopt for periods ending after March	The fair value measurements as of May 31, 2009 were as
15, 2009. Management has elected an early adoption for	follows:
implementing the provisions of FSP 157-4 for the fiscal period ended May 31, 2009.

		Notes to Financial Statements
				(Continued)

	Quoted Prices in Active	Other Significant	Significant
	Markets for Identical	Observable Inputs	Un-observable Inputs
Sentinel Fund	Assets (Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced
Agency Discount Notes	$ –	$7,000,000	$ –	$7,000,000
Collateralized Mortgage Obligations	–	25,892,925	–	25,892,925
Corporate Bonds	–	225,082	–	225,082
Domestic Common Stocks	126,462,113	–	–	126,462,113
Foreign Stocks & ADRs	7,399,855	–	–	7,399,855
Mortgage-Backed Securities	–	21,159,408	–	21,159,408
U.S. Treasury Obligations	–	15,872,856	–	15,872,856
Totals	133,861,968	70,150,271	–	204,012,239
Capital Growth:			–
Domestic Common Stocks	95,227,357	–	–	95,227,357
Exchange Traded Funds	3,848,400	–	–	3,848,400
Foreign Stocks & ADRs	2,587,040	3,082,500	–	5,669,540
Totals	101,662,797	3,082,500	–	104,745,297
Common Stock:
Corporate Short-Term Notes	–	7,764,280	–	7,764,280
Domestic Common Stocks	824,057,207	–	–	824,057,207
Foreign Stocks & ADRs	44,055,877	–	–	44,055,877
Totals	868,113,084	7,764,280	–	875,877,364
Conservative Allocation:
Agency Discount Notes	–	5,499,987	–	5,499,987
Collateralized Mortgage Obligations	–	24,349,281	–	24,349,281
Corporate Bonds	–	8,979,557	542,500	9,522,057
Corporate Loans	–	–	1,777,925	1,777,925
Domestic Common Stocks	28,183,782	–	–	28,183,782
Foreign Stocks & ADRs	2,946,052	1,901,734	–	4,847,786
Limited Partnership Interests	74,080	–	–	74,080
Mortgage-Backed Securities	–	11,117,476	–	11,117,476
U.S. Treasury Obligations	–	8,031,738	–	8,031,738
Totals	31,203,914	59,879,773	2,320,425	93,404,112
Georgia Municipal Bond:
Institutional Money Market Funds	–	200,000	–	200,000
Municipal Bonds	–	29,661,421	–	29,661,421
Totals	–	29,861,421	–	29,861,421
Government Money Market:
Agency Discount Notes	–	94,715,372	–	94,715,372
Totals	–	94,715,372	–	94,715,372
Government Securities:
Agency Discount Notes	–	54,000,000	–	54,000,000
Collateralized Mortgage Obligations	–	313,415,295	–	313,415,295
Corporate Short-Term Notes	–	14,000,000	–	14,000,000
Mortgage-Backed Securities	–	192,257,722	–	192,257,722
U.S. Treasury Obligations	–	177,522,287	–	177,522,287
Totals	–	751,195,304	–	751,195,304
Growth Leaders:
Corporate Short-Term Notes	–	799,994	–	799,994
Domestic Common Stocks	26,386,866		–	26,386,866
Exchange Traded Funds	1,154,520	–	–	1,154,520
Foreign Stocks & ADRs	1,012,320	1,198,750	–	2,211,070
U.S. Treasury Obligations	–	1,699,987	–	1,699,987
Totals	28,553,706	3,698,731	–	32,252,437
					73

Notes to Financial Statements
(Continued)

	Quoted Prices in Active	Other Significant	Significant
	Markets for Identical	Observable Inputs	Un-observable Inputs
Sentinel Fund	Assets (Level 1)	(Level 2)	(Level 3)	Total
International Equity:
Agency Discount Notes	$–	$1,799,992	$–	$1,799,992
Corporate Short-Term Notes	–	1,999,996	–	1,999,996
Domestic Common Stocks	3,811,245	–	–	3,811,245
Foreign Stocks & ADRs	18,258,770	114,704,973	–	132,963,743
Totals	22,070,015	118,504,961	–	140,574,976
Mid Cap Growth:
Corporate Short-Term Notes	–	2,500,000	–	2,500,000
Domestic Common Stocks	73,105,790	–	–	73,105,790
Foreign Stocks & ADRs	1,888,150	–	–	1,888,150
Real Estate Investment Trusts	1,365,372	–	–	1,365,372
Totals	76,359,312	2,500,000	–	78,859,312
Mid Cap Value:
Agency Discount Notes	–	4,999,903	–	4,999,903
Corporate Short-Term Notes	–	7,999,948	–	7,999,948
Domestic Common Stocks	134,790,727	6,124,660	–	140,915,387
Foreign Stocks & ADRs	–	15,129,022	–	15,129,022
Totals	134,790,727	34,253,533	–	169,044,260
Short Maturity Government:
Corporate Short-Term Notes	–	10,000,000	–	10,000,000
Collateralized Mortgage Obligations	–	316,341,791	–	316,341,791
Mortgage-Backed Securities	–	262,574,048	–	262,574,048
Totals	–	588,915,839	–	588,915,839
Small Company:
Agency Discount Notes	–	37,405,955	–	37,405,955
Corporate Short-Term Notes	–	40,998,895	–	40,998,895
Domestic Common Stocks	1,159,779,187	–	–	1,159,779,187
Foreign Stocks & ADRs	18,942,000		–	18,942,000
Real Estate Investment Trusts	40,808,600	–	–	40,808,600
Totals	1,219,529,787	78,404,850	–	1,297,934,637
Small/Mid Cap:
Domestic Common Stocks	7,349,584		–	7,349,584
Foreign Stocks & ADRs	165,463	–	–	165,463
Real Estate Investment Trusts	142,975	–	–	142,975
Totals	7,658,022	–	–	7,658,022
Sustainable Core Opportunities:
Agency Discount Notes	–	3,999,985	–	3,999,985
Domestic Common Stocks	158,938,306	–	–	158,938,306
Foreign Stocks & ADRs	7,932,000	–	–	7,932,000
Totals	166,870,306	3,999,985	–	170,870,291
Sustainable Growth Opportunities:
Corporate Short-Term Notes	–	6,999,814	–	6,999,814
Domestic Common Stocks	84,534,923		–	84,534,923
Exchange Traded Funds	2,128,575	–	–	2,128,575
Foreign Stocks & ADRs	1,009,140	–	–	1,009,140
Totals	87,672,638	6,999,814	–	94,672,452

Liabilities:
Investments in Securities:
None.

Notes to Financial Statements
(Continued)

Fair Value Level 3 activity for the fiscal period ended May 31,				C. Dividends and Distributions:
2009 was as follows:				Dividends and distributions to shareholders are recorded on
Sentinel Conservative Allocation Fund				the ex-dividend date. Income distributions and capital gain
distributions are determined in accordance with federal income
Assets:	Corporate	Corporate		tax regulations, which may differ from accounting principles
Investments in Securities:	Bonds	Loans	Totals	generally accepted in the United States of America. These
Beginning Balance	$600,000	$1,670,625	$2,270,625	differences are primarily due to differing treatments for gains
Purchases	500,000	-	500,000	and losses on mortgage-backed securities payment receipts
and foreign currency transactions. Reclassifications were made
Transfers Into Level 3	-	-	-	to reflect these differences as of May 31, 2009.
Sales	-	(12,500)	(12,500)
Transfers Out of Level 3	(600,000)	-	(600,000)			Accumulated
Accrued Amortization	-	4,400	4,400			undistributed net
					Accumulated	realized gain (loss)
Realized Gains (Losses)	-	253	253		undistributed	on investments and
Unrealized Gains (Losses)	42,500	115,147	157,647		net investment	foreign currency
				Sentinel Fund	income (loss)	transactions
Ending Balance	$542,500	$1,777,925	$2,320,425	Balanced	$56,649	$(56,649)
Liabilities:				Conservative Allocation	61,198	(61,198)
Investments in Securities:
None.				Government Securities	1,132,009	(1,132,009)
				International Equity	18,426	(18,426)
Transfers out of Level 3 to Level 2 resulted from securities
which are now systematically priced by an independent pricing				Mid Cap Value	13,618	(13,618)
vendor and were previously fair valued using non-binding				Short Maturity Government	810,468	(810,468)
broker quotes.
D. Dollar Rolls:
Realized Gains (Losses) from Level 3 securities resulted from				Sentinel Balanced, Sentinel Conservative Allocation, Sentinel
regularly scheduled paydown transactions on Corporate Loans				Government Securities and Sentinel Short Maturity Government
still held by the Fund on May 31, 2009 and are included in the				Funds may enter into dollar rolls in which the Funds sell
net realized gain (loss) from investments on the Statement of				securities for delivery in the current month, and simultaneously
Operations.				contract to repurchase similar (same type, coupon and
maturity) securities on a specified future date. During the roll
Unrealized Gains (Losses) from Level 3 securities resulted				period, the Funds forego principal and interest paid on the
entirely from securities still held at May 31, 2009 and are				securities. The Funds are compensated by the interest earned
included in the net change in unrealized appreciation				on the cash proceeds of the initial sale and by the lower
(depreciation) during the period from investments on the				repurchase price at the future date. Realized gains and losses
Statement of Operations.				on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the
B. Securities Transactions and Related Investment				period ended May 31, 2009.
Income:
Securities transactions are accounted for on the next business				E. Federal Income Taxes:
day following trade date (trade date plus one). Under certain				Each Fund intends to continue to meet the requirements of
circumstances, exceptions are made so that purchases and				the Internal Revenue Code applicable to regulated investment
sales are booked on trade date. These exceptions include:				companies. Each Fund intends to distribute all of its taxable income to its shareholders, relieving it of any federal excise tax
1. when trades occur on a day that happens to coincide with				or income tax liability. In June 2006, FASB issued Interpretation
the last business day of a calendar month; or				No. 48 – Accounting for Uncertainty in Income Taxes, that
2. on occasion, if Sentinel Administrative Services, Inc.				requires the tax effects of certain tax positions to be recognized.
(“SASI”), the Funds’ administrator, believes significant				These tax positions must meet a “more likely than not”
price movements are deemed large enough to impact the				standard that based on their technical merits, have a more
calculation of the net asset value per share.				than 50 percent likelihood of being sustained upon examination.
FASB Interpretation No. 48 is effective for fiscal years beginning
Interest income is recorded on the accrual basis, which				after December 15, 2006 and is to be applied to all open
includes the amortization of bond premiums on fixed-income				tax years as of the effective date. At implementation, the
securities. Dividend income is recorded on the ex-dividend date				financial statements must be adjusted to reflect only those tax
when verified by two independent sources and adjusted daily				positions that are more likely than not of being sustained. Fund
for foreign tax withholding, reclaims and currency fluctuations,				management has taken procedures to identify material and
when applicable. The cost of securities sold is determined, and				reportable tax position adjustments under FASB Interpretation
realized gains and losses are computed, using the identified				No. 48 and has none to report for the fiscal period ended May
cost method. Market discount and original issue discount are				31, 2009.
accreted to income.
75

Notes to Financial Statements
(Continued)

		F. Foreign Currency Translations:	expire unexercised are treated by the Fund on the expiration
		The books and records of the Funds are maintained in U.S.	date as realized gains from investments. The difference
		dollars. Foreign currency amounts are translated into U.S.	between the premium and the amount paid on effecting a
		dollars at the mean between the buying and selling rates on	closing purchase transaction is also treated as a realized gain,
		the following basis:	or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written
	1.	market value of investment securities, assets and	by a Fund is exercised, the premium is added to the proceeds
		liabilities at the closing daily rate of exchange; and	from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by
	2.	purchases and sales of investment securities, income	a Fund is exercised, the premium reduces the cost basis of the
		and expenses at the rate of exchange prevailing on the	securities purchased by the Fund. The Fund as writer of an
		respective dates of such transactions.	option bears the market risk of an unfavorable change in the price of the security underlying the written option. There were
		The Funds do not isolate the portion of gains and losses on	no options transactions during the period ended May 31, 2009.
investments in securities that is due to changes in the foreign
		exchange rates from that due to changes in market prices of	J. Line of Credit:
		such securities. However, pursuant to United States federal	The Company has obtained access to an unsecured line
		income tax regulations, gains and losses from certain foreign	of credit of up to $20,000,000 from State Street Bank and
		currency transactions are treated as ordinary income for federal	Trust Company (“SSB”) for temporary borrowing purposes.
		income tax purposes.	Borrowings under this arrangement bear interest at the current

		G. Forward Foreign Currency Contracts:	overnight Federal Funds rate or the London InterBank Offered
Rate (LIBOR), which ever is greater, plus an additional 0.50%. In
		Sentinel Conservative Allocation, Sentinel International Equity	addition, a commitment fee of 0.10% of the unused balance is
		and Sentinel Mid Cap Value Funds may enter into forward	paid annually to SSB. The average amount outstanding for the
		foreign exchange contracts in connection with planned	Company during the period ended May 31, 2009 was $591,044
		purchases or sales of securities or to hedge the U.S. dollar	and the average interest rate during that same period was
		value of portfolio securities denominated in a foreign currency.	0.74%.
Forward contracts are valued at the forward rate and are
		marked-to-market daily. The daily change in the market value	At May 31, 2009, the Sentinel Government Money Market Fund
		is recorded as an unrealized gain or loss. The Funds realize a	had an outstanding balance of $8,100 against this line of credit.
gain or loss when the forward contract is closed on delivery
		of the currency. Risks may arise with respect to entering into	K. Securities Lending:
		forward contracts from potential inability of counterparties to	Under an agreement with SSB, the Funds may lend their
		meet the terms of the forward contracts and from unanticipated	securities, up to 50% of each Fund’s portfolio before taking
		movements in the value of foreign currencies relative to	into account the securities loaned, to certain approved
		the U.S. dollar. A Fund’s risk of loss from forward currency	brokers, dealers and other financial institutions. Each loan is
		contracts may exceed the related amounts reflected on the	collateralized by cash in an amount equivalent to a value of
		Statement of Assets and Liabilities. There were no forward	102% (domestic) or 105% (foreign) of the market value of the
		foreign currency contract transactions during the period ended	loaned securities. Any adjustments in collateral required to
		May 31, 2009.	maintain those levels due to market value fluctuations are
made the next business day. The cash collateral is invested
		H. Repurchase Agreements:	in a registered money market fund advised by State Street
		Each Fund may enter into repurchase agreements as a means	Global Advisors, a subsidiary of SSB. A portion of the income
		of making short-term investments, of seven days or less, and	generated by the investment of the collateral, net of any
		in aggregate amounts of not more than 25% of the net assets	rebates paid by SSB to the borrowers, is remitted to SSB as
		of a Fund. Each Fund, through its custodian, takes possession	lending agent, and the remainder is paid to the Fund. The Fund
		of the securities collateralizing repurchase agreements. All	receives from the borrower all accrued dividend and interest
		repurchase agreements entered into by the Funds provide that	amounts while the securities are out on loan. The Fund retains
		the market value of the collateral underlying the repurchase	certain ownership rights as to the loaned securities when
		agreement at the time of purchase, and each subsequent	retaining such rights is considered to be in the Fund’s best
		business day, will always be at least equal to 102% of the	interest. Generally, in the event of borrower default, the Fund
		repurchase agreement amount including accrued interest. If	has the right to use the collateral to offset any losses incurred.
		the seller defaults and the value of the collateral declines or	In the event the Fund is delayed or prevented from exercising
		if bankruptcy proceedings are commenced with respect to	its right to dispose of the collateral, there may be a potential
		the seller of the security, realization of the collateral by the	loss to the Fund. The Fund bears the risk of loss with respect
		Fund may be delayed or limited. There were no repurchase	to the investment of the collateral. The income earned by each
		agreements outstanding at May 31, 2009.	Fund from securities lending is included in its Statement of
Operations. At May 31, 2009, none of the Funds had securities
		I. Options:	on loan because the Funds’ advisor elected to temporarily
		When a Fund writes an option, an amount equal to the	suspend participation in the program.
premium received by the Fund is recorded as a liability and
is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that
76

	Notes to Financial Statements
			(Continued)

L. Derivative Instruments:	(3) Management Advisory Fee and Other
In March 2008, the FASB issued FASB Statement No. 161 –	Transactions with Affiliates:
Disclosures about Derivative Instruments and Hedging Activity.	Pursuant to Investment Advisory Agreements (“Advisory
The new standard is intended to improve financial reporting	Agreements”) amended April 4, 2008, Sentinel Asset
about derivative instruments by requiring enhanced disclosures	Management, Inc. (“SAMI”, a subsidiary of NLV Financial
that enable investors to understand: (a) how and why an	Corporation), provides general supervision of the Funds’
entity uses derivatives, (b) how derivatives are accounted for,	investments. Under the Advisory Agreements, each Fund pays
and (c) how derivative instruments affect an entity’s results	SAMI a monthly fee based on the annual rates shown. When
of operations and financial position. The Statement applies	determining the breakpoint for the advisory fee, assets are
to all entities that prepare GAAP-based financial statements,	aggregated for the Sentinel Government Securities and Sentinel
including investment companies, and is effective for fiscal years	Short Maturity Government Funds.
and interim periods beginning after November 15, 2008. There
were no derivative instruments or hedging activity transactions		Advisory
during the period ended May 31, 2009.	Sentinel Fund	Fee	Rate Average Daily Net Assets

M. Other:	Each subject to:
Direct expenses of a Fund are charged to that Fund	Balanced	0.55%	First $200 million
while common expenses of the Company are allocated	Conservative Allocation	0.50%	Next $200 million
proportionately based upon the Funds’ respective average net		0.45%	Next $600 million
assets or number of shareholder accounts.		0.40%	Next $1 billion
Expenses not charged to a specific Class of each Fund		0.35%	In excess of $2 billion
are allocated on the basis of daily net assets or number of	Each subject to:
shareholder accounts on a pro rata basis. Class specific	Capital Growth	0.70%	First $500 million
expenses such as 12b-1 distribution fees, blue sky registration
fees, certain transfer agency fees and NASDAQ listing fees are	Common Stock	0.65%	Next $300 million
charged to the appropriate class.	International Equity	0.60%	Next $200 million
	Mid Cap Growth	0.50%	Next $1 billion
Investment income and realized and unrealized gains and	Small Company	0.40%	In excess of $2 billion
losses are allocated pro rata based on the value of shares
outstanding for each Class within a Fund.	Small/Mid Cap
	Sustainable Core Opportunities
Earnings credits are received from the custodian and dividend	Sustainable Growth Opportunities
paying agent on cash balances and are reflected in the
Statement of Operations as an expense offset.	Georgia Municipal Bond	0.45%	First $1 billion
		0.40%	Next $1 billion
The ratio of net investment income to average net assets for		0.35%	In excess of $2 billion
each Fund is calculated utilizing the average shares method.	Government Money Market	0.40%	First $300 million
The Sentinel International Equity, Sentinel Small Company		0.35%	In excess of $300 million
and Sentinel Small/Mid Cap Funds are subject to redemption	Government Securities	0.55%	First $200 million
fees of 2% on shares held 30 calendar days or less. The	Short Maturity Government	0.50%	Next $200 million
Sentinel Balanced, Sentinel Capital Growth, Sentinel Common
Stock, Sentinel Conservative Allocation, Sentinel Georgia		0.45%	Next $600 million
Municipal Bond, Sentinel Government Securities, Sentinel		0.40%	Next $1 billion
Growth Leaders, Sentinel Mid Cap Growth, Sentinel Mid Cap		0.35%	In excess of $2 billion
Value, Short Maturity Government, Sentinel Sustainable Core	Growth Leaders	0.90%	First $500 million
Opportunities and Sentinel Sustainable Growth Opportunities
Funds are subject to, under certain circumstances, an		0.85%	Next $300 million
excessive trading fee of 2% of the amount redeemed. Both the		0.80%	Next $200 million
redemption fee and excessive trading fee are subject to certain		0.70%	Next $1 billion
exceptions under which they may not be charged.		0.60%	In excess of $2 billion
	Mid Cap Value	0.75%	First $500 million
		0.65%	Next $300 million
		0.60%	Next $200 million
		0.50%	Next $1 billion
		0.40%	In excess of $2 billion

				77

Notes to Financial Statements
(Continued)

	With respect to Sentinel Georgia Municipal Bond Fund, SAMI	sales commissions paid by the Distributor at the time of sales
	has entered into a sub-advisory agreement with GLOBALT,	of Class B shares, together with the cost of financing such
	Inc. Pursuant to such agreement, GLOBALT provides SAMI	payments.
with a continuous investment program consistent with the
	Fund’s investment objectives and policies. SAMI compensates	Under the Plan applicable to the Class C shares, the Class
	GLOBALT for the sub-advisory services.	C shares of each of the Sentinel Balanced, Sentinel Capital
Growth, Sentinel Common Stock, Sentinel Conservative
	With respect to Sentinel Mid Cap Value Fund, SAMI has	Allocation, Sentinel Government Securities, Sentinel Growth
	entered into a sub-advisory agreement with Steinberg Asset	Leaders, Sentinel International Equity, Sentinel Mid Cap Growth,
	Management, LLC. Pursuant to such agreement, Steinberg	Sentinel Mid Cap Value, Sentinel Small Company, Sentinel
	provides SAMI with a continuous investment program consistent	Small/Mid Cap, Sentinel Sustainable Core Opportunities and
	with the Fund’s investment objectives and policies. SAMI	Sentinel Sustainable Growth Opportunities Funds pay to the
	compensates Steinberg for the sub-advisory services.	Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. Such fees are used to
	The Class A shares of all Funds (except Sentinel Government	reimburse the Distributor for eligible expenses incurred in
	Money Market Fund) have adopted a distribution plan pursuant	connection with distribution and promotion of the shares
	to Rule 12b-1 under the 1940 Act. These distribution plans are	and, up to 0.25%, for the servicing of shareholders of each
	herein referred to as the “A Plans”. Each of the Funds that offer	participating Fund. In the first year after the purchase, this fee
	Class B shares (except Sentinel Government Money Market	is designed to recover the initial sales commission of 1.00%
	Fund) has also adopted a distribution plan applicable to its	paid by the Distributor to the selling financial intermediary. In
	Class B shares. These plans are herein referred to as the “B	subsequent years, the entire 1.00% may be paid to the financial
	Plans”. Each of the Funds that offer Class C shares has also	intermediary as additional commission and/or, up to 0.25%, for
	adopted a Class C distribution plan applicable to its Class C	service fees.
shares referred to as the “C Plans”. Sentinel Balanced Fund
	has adopted a distribution plan for its Class D shares referred	Under the Plan Applicable to Sentinel Balanced Fund Class D
	to as the “D Plan”. Sentinel Short Maturity Government Fund	shares, these shares pay to the Distributor a monthly fee at
	has adopted a distribution plan for its Class S shares referred	an annual rate of up to a total of 0.75% of average daily net
	to as the “S Plan”.	assets. Such fees are used to reimburse the Distributor for
eligible expenses incurred in connection with distribution and
	Under the A Plans, each participating Fund pays to Sentinel	promotion of the shares and, up to 0.25%, for the servicing of
	Financial Services Company (the “Distributor”, a company in	shareholders of each participating Fund.
which SAMI and another wholly owned subsidiary of SAMI
	are partners), a monthly fee at the maximum annual rate	Under the Plan Applicable to Sentinel Short Maturity
	of (a) 0.30% of average daily net assets relating to Class A	Government Class S shares, these shares pay to the Distributor
	shares outstanding in the case of the Sentinel Balanced,	a monthly fee at an annual rate of up to a total of 0.75% of
	Sentinel Capital Growth, Sentinel Common Stock, Sentinel	average daily net assets. Such fees are used to reimburse the
	Conservative Allocation, Sentinel Growth Leaders, Sentinel	Distributor for eligible expenses incurred in connection with
	International Equity, Sentinel Mid Cap Growth, Sentinel Mid	distribution and promotion of the shares and, up to 0.25%, for
	Cap Value, Sentinel Small Company, Sentinel Small/Mid	the servicing of shareholders of each participating Fund. The
	Cap, Sentinel Sustainable Core Opportunities and Sentinel	entire distribution fee may be paid to the selling dealer.
Sustainable Growth Opportunities Funds, (b) 0.20% of average
	daily net assets relating to Class A shares outstanding in the	The Class I shares do not pay distribution fees.
case of the Sentinel Georgia Municipal Bond and Sentinel
	Government Securities Funds or (c) 0.25% of average daily net	The Funds are not assessed distribution fees on shares owned
	assets relating to Class A shares outstanding in the case of	by NLV Financial Corporation and its affiliates. Where NLV
	the Sentinel Short Maturity Government Fund. Such fees are	Financial Corporation and its affiliates held an investment for
	used to reimburse the Distributor for eligible expenses incurred	the entire reporting period, from December 1, 2008 to May
	in connection with distribution and promotion of the shares	31, 2009, this results in overall distribution fees for that share
	and, up to 0.25%, for the servicing of shareholders of each	class of less than the maximum limits involved. NLV Financial
	participating Fund.	Corporation and its affiliates had investments for the entire reporting period in Sentinel Capital Growth Fund Class C,
	Under the Plan applicable to the Class B shares, the Class B	Sentinel Government Securities Fund Class C, Sentinel Growth
	shares of each of the Sentinel Balanced, Sentinel Common	Leaders Fund Class C and Sentinel Mid Cap Growth Fund Class
	Stock, Sentinel Conservative Allocation, Sentinel International	C, Sentinel Small/Mid Cap Fund Classes A and C, Sentinel
	Equity, Sentinel Mid Cap Growth and Sentinel Small Company	Sustainable Core Opportunities Fund Class C and Sentinel
	Funds pay to the Distributor a monthly fee at an annual rate of	Sustainable Growth Opportunities Fund Class C.
up to a total of 1.00% of average daily net assets. Such fees are
	used to reimburse the Distributor for eligible expenses incurred	These asset-based fees, excepting the service fee component,
	in connection with distribution and promotion of the shares	are subject to aggregate limits imposed by the Financial
	and, up to 0.25%, for the servicing of shareholders of each	Industry Regulatory Authority, Inc. (“FINRA”).
participating Fund, which may include recovery of the initial

78

Notes to Financial Statements
(Continued)

The Distributor will not be reimbursed for any un-reimbursed	the preceding month. The base fee of $2,657,831 is subject to
eligible expenses from any other Fund, or in any future year	inflationary increases under certain circumstances, subject
from any of the Plans.	to approval by the Company’s Board of Directors. The Funds
may also reimburse SASI for sub-transfer agency, plan agent
The Distributor also receives a sales charge added to the net	and similar fees paid by SASI to other entities who provide
asset value received by the Funds on the sale of Class A shares.	services to accounts underlying an omnibus account of record
This compensation is not an expense of the Funds and does not	in accordance with policies approved by the Board of Directors.
affect their operating results. The Distributor has advised the	The currently approved policy would allow such reimbursement
Funds that it received sales charges aggregating $2,302,586 for	at an annual rate of 0.17% of a Fund’s average daily net assets.
the period ended May 31, 2009. The Funds have been advised
that the total distribution charges retained by the Distributor	Fees paid to SASI under the provisions of the Administration
on the sale of shares amounted to $33,937 after allowances of	and Transfer and Dividend Disbursing Agreements for the
$481,635 to Equity Services, Inc., a subsidiary of NLV Financial	period ended May 31, 2009 were $3,165,708.
Corporation, and $1,787,014 to other investment dealers. During
this same period, the distributor advised the Funds that it	SAMI and/or an affiliate have voluntarily agreed to waive fees
received $13,873 in contingent deferred sales charges from	and/or reimburse expenses paid by the Sentinel Government
certain redemptions of Class A shares, $59,078 in contingent	Money Market Fund Class A and Sentinel Government Money
deferred sales charges from redemptions of Class B shares,	Market Fund Class B to the extent necessary to prevent total
$28,696 in contingent deferred sales charges from redemptions	expenses in each Class from exceeding the gross income
of Class C shares, $9,459 in contingent deferred sales charges	allocated to each Class from the Fund’s investments on a daily
from redemptions of Class D shares and no contingent deferred	basis. These reimbursements may be discontinued at any time.
sales charges from redemptions of Class I or S shares.	For the period from December 1, 2008 through May 31, 2009,
the total amount reimbursable to Sentinel Government Money
Each Director who is not an affiliate of SAMI receives an annual	Market Fund Class A was $180,353 and Sentinel Government
fee from the Company of $30,000 plus $2,500 for each meeting	Money Market Fund Class B was $10,431.
attended. The Lead Independent Director is paid an additional
$16,000 annual fee. Each member of the Audit Committee and	SAMI and/or an affiliate had contractually agreed to waive
Governance Committee is also paid $2,000 for each in-person	fees and/or reimburse expenses so that the total annual
and $500 for each telephone Committee meeting attended, and	fund operating expenses of the Class I shares of the Sentinel
the chair of each Committee is paid an annual fee of $6,000.	Sustainable Core Opportunities Fund would be no more
Directors are also reimbursed for travel and other out-of-	than 0.76% from April 4, 2008 until April 4, 2009. The Class
pocket expenses incurred by them in connection with attending	A and Class C shares of this Fund benefitted from these
such meetings. Certain Directors of the Funds have chosen to	arrangements to the extent SAMI waived its advisory fees
have their fees deferred in accordance with the Funds’ deferred	to meet these commitments. These contractual fee waivers
compensation plan. These amounts are included in Directors’	expired on April 4, 2009. For the period from December 1, 2008
fees and expenses and deferred compensation expenses on	through April 4, 2009, the total amount reimbursable to Sentinel
the Statement of Operations and Statement of Assets and	Sustainable Core Opportunities Fund Class I was $10,683,
Liabilities, respectively.	Sentinel Sustainable Core Opportunities Fund Class A was
$48,143 and Sentinel Sustainable Core Opportunities Fund Class
Pursuant to an Administration Agreement with Sentinel	C was $103.
Administrative Services, Inc. (“SASI”, a subsidiary of SAMI), the
Funds receive administration services and pay SASI a monthly	SAMI and/or an affiliate had contractually agreed to waive
fee at an annual rate of 0.0375% of the first $4 billion of the	fees and/or reimburse expenses so that the total annual fund
Company’s aggregate average daily net assets; 0.035% of the	operating expenses of the Class A shares of Sentinel Growth
next $3 billion of the Company’s aggregate average daily net	Leaders Fund would be no more than 1.45% from March 28,
assets and 0.0325% of the Company’s aggregate average daily	2008 until March 28, 2009. The Class C and Class I shares of
net assets in excess of $7 billion. The Funds are responsible for	this Fund benefitted from these arrangements to the extent
all charges of outside pricing services and other out-of-pocket	SAMI waived its advisory fees to meet these commitments.
expenses incurred by SASI in connection with the performance	These contractual fee waivers expired on March 28, 2009. For
of its duties under the Administrative Agreement.	the period from December 1, 2008 through March 28, 2009, the total amount reimbursable to Sentinel Growth Leaders Fund
Pursuant to a Transfer and Dividend Disbursing Agent	Class A was $19,729, Sentinel Growth Leaders Fund Class C
Agreement with SASI, the Funds receive transfer agency	was $1,685 and Sentinel Growth Leaders Fund Class I was
services and pay SASI an annual fee of $2,657,831, plus an	$1,488.
amount equal to an annual rate of $15 per shareholder account in excess of 106,500 accounts as of the last day of the month preceding the installment due date, which is paid in twelve
monthly installments due on the first day of each month for

79

Notes to Financial Statements

(Continued)

As of May 31, 2009, NLV Financial Corporation and its affiliates held ownership in the Funds as follows:

Approximate
Sentinel Fund	% Ownership
Balanced - I	6.4%
Capital Growth - C	4.1%
Capital Growth - I	5.3%
Government Securities - C	0.2%
Growth Leaders - C	2.0%
Growth Leaders - I	100.0%
International Equity – A	10.6%
International Equity - I	2.1%
Mid Cap Growth - C	3.7%
Mid Cap Growth - I	3.1%
Short Maturity Government - A	0.0%*
Short Maturity Government - S	0.0%*
Small/Mid Cap – A	75.5%
Small/Mid Cap – C	94.5%
Small/Mid Cap – I	99.8%
Sustainable Core Opportunities – C	93.8%
Sustainable Growth Opportunities – C	91.5%

*Ownership percentage represents less than 0.05%.

Notes to Financial Statements

(Continued)

(4) Investment Transactions:

Purchases and sales of investment securities (excluding short term obligations) for the period from December 1, 2008 through May 31, 2009 were as follows:

	Purchases of other than	Purchases of U.S.	Sale of other than U.S.	Sale of U.S. Government
	U.S. Government direct	Government direct and	Government direct and	direct and agency
Sentinel Fund	and agency obligations	agency obligations	agency obligations	obligations
Balanced	$10,761,781	$54,424,410	$5,852,233	$64,380,225
Capital Growth	13,845,567	–	12,918,378	–
Common Stock	72,432,304	–	74,908,637	–
Conservative Allocation	11,494,373	34,533,027	10,603,983	37,867,472
Georgia Municipal Bond	3,747,587	–	5,243,014	–
Government Securities	–	993,742,346	–	831,836,197
Growth Leaders	12,989,611	–	4,407,557	–
International Equity	12,665,619	–	16,797,820	–
Mid Cap Growth	38,070,286	–	48,505,708	–
Mid Cap Value	35,772,616	–	32,516,969	–
Short Maturity Government	–	514,389,906	–	127,854,552
Small Company	349,947,688	–	194,097,800	–
Small/Mid Cap	2,076,230	–	1,722,074	–
Sustainable Core	15,887,277	–	24,849,700	–
Opportunities
Sustainable Growth	11,374,433	–	22,428,660	–
Opportunities

(The Sentinel Government Market Fund invests only in short-term obligations.)

At November 30, 2008, the Company had tax basis capital losses which may be used to offset future capital gains as follows:

		Expiring on
Fund		11/30
Balanced	$2,460,251	2016
Capital Growth	$5,483,155	2009
	546,534	2010
	549,435	2012
	1,810,397	2013
Total	$8,389,521**
Common Stock	$ 156,072	2016
Conservative Allocation	$ 2,122,093	2009
	176,203	2013
	1,637,609	2015
	7,615,605	2016
Total	$11,551,510**
Government Money Market	$ 203	2016
Government Securities	$ 3,174,518	2009
	438,112	2012
	900,616	2013
Total	$ 4,513,246**
Growth Leaders	$2,170,343	2016
International Equity	$223,381	2009
	10,595,857	2010
	1,350,365	2016
Total	$12,169,603**

**Utilization of these losses in future years may be limited under Federal tax laws.			81

	Notes to Financial Statements
	(Continued)

		Expiring on		(5) Fund Shares:
	Fund		11/30	At May 31, 2009, 2.94 billion shares of one cent par value were
	Mid Cap Growth	$ 15,188,965	2010	authorized as follows:

		6,416,943	2016	Class A shares	Authorized shares
	Total	$21,605,908		Balanced	40,000,000
	Mid Cap Value	$ 2,612,757	2016	Capital Growth	40,000,000
				Common Stock	75,000,000
	Short Maturity Government	$ 1,372,649	2010	Conservative Allocation	20,000,000
		9,464,512	2011	Georgia Municipal Bond	40,000,000
				Government Money Market	720,000,000
		5,073,636	2012	Government Securities	90,000,000
		4,694,622	2013	Growth Leaders	20,000,000
				International Equity	20,000,000
		4,202,997	2014	Mid Cap Growth	45,000,000
		916,192	2015	Mid Cap Value	40,000,000
				Short Maturity Government	70,000,000
		505,428	2016	Small Company	300,000,000
	Total	$26,230,036		Small/Mid Cap	40,000,000
				Sustainable Core Opportunities	40,000,000
	Small Company	$ 4,095,255	2016	Sustainable Growth Opportunities	40,000,000
	Small/Mid Cap	$ 566,915	2016		1,640,000,000
				Class B shares
	Sustainable Core Opportunities	$ 1,743,787	2009	Balanced	20,000,000
		15,917,378	2014	Common Stock	20,000,000
				Conservative Allocation	10,000,000
		20,754,251	2016	Government Money Market	100,000,000
	Total	$38,415,416		International Equity	20,000,000
				Mid Cap Growth	20,000,000
	Sustainable Growth Opportunities	$ 36,170,306	2009	Small Company	40,000,000
		3,462,058	2011		230,000,000
				Class C shares
		15,274,962	2016	Balanced	10,000,000
	Total	$54,907,326		Capital Growth	40,000,000
				Common Stock	10,000,000
				Conservative Allocation	10,000,000
				Government Securities	20,000,000
	During the year ended November 30, 2008, the Funds utilized			Growth Leaders	20,000,000
				International Equity	10,000,000
	capital losses as follows:			Mid Cap Growth	30,000,000
	Sentinel Fund	Capital Losses Utilized		Mid Cap Value	40,000,000
				Small Company	40,000,000
	Capital Growth	$302,729		Small/Mid Cap	40,000,000
	Government Securities	7,870,002		Sustainable Core Opportunities	40,000,000
				Sustainable Growth Opportunities	40,000,000
	Mid Cap Growth	15,279,935			350,000,000
				Class D shares	Authorized shares
	It is unlikely that a capital gains distribution will be paid to			Balanced	20,000,000
	shareholders of the Funds until net gains have been realized in			Class I shares
	excess of such capital loss carry forwards or the carry forwards			Balanced	40,000,000
	expire. The following Funds had capital loss carry forwards			Capital Growth	40,000,000
	expire last fiscal year:			Common Stock	40,000,000
				Georgia Municipal Bond	40,000,000
				Government Securities	40,000,000
	Sentinel Fund	Capital Losses Expired		Growth Leaders	40,000,000
	Conservative Allocation	$ 11,485,809		International Equity	40,000,000
				Mid Cap Growth	40,000,000
	Government Securities	1,831,390		Mid Cap Value	40,000,000
	International Equity	81,804,516		Small Company	70,000,000
				Small/Mid Cap	40,000,000
	Short Maturity Government	748,798		Sustainable Core Opportunities	40,000,000
	Sustainable Growth Opportunities	104,874,231		Sustainable Growth Opportunities	40,000,000
					550,000,000
				Class S shares
				Short Maturity Government	50,000,000

				Total Allocated Shares	2,840,000,000
				Unallocated Shares	100,000,000

82

			Notes to Financial Statements
				(Continued)

Proceeds from sales and payments for redemptions on Fund
shares as shown in the statement of changes in net assets are represented by the following number of shares.
		Shares issued		Net increase
		in reinvestment		(decrease)
Fiscal Period Ended 05/31/09		of dividends and	Shares	in Shares
(Unaudited)	Shares Sold	distributions	reacquired	outstanding
Balanced – A	1,001,596	158,784	1,410,187	(249,807)
Balanced – B	12,195	3,555	149,978	(134,228)
Balanced – C	215,701	3,693	122,348	97,046
Balanced – D	236	3,763	211,140	(207,141)
Balanced – I	21,749	2,797	18,176	6,370
Capital Growth – A	437,974	11,868	894,843	(445,001)
Capital Growth – C	20,855	–	24,539	(3,684)
Capital Growth – I	23,364	1,083	14,978	9,469
Common Stock – A	1,495,808	171,531	2,811,227	(1,143,888)
Common Stock – B	13,344	315	159,093	(145,434)
Common Stock – C	169,173	1,371	131,621	38,923
Common Stock – I	1,301,115	19,563	905,988	414,690
Conservative Allocation – A	1,183,591	95,061	1,249,350	29,302
Conservative Allocation – B	76,485	14,020	463,102	(372,597)
Conservative Allocation – C	295,712	14,928	161,983	148,657
Georgia Municipal Bond – A	400	1,880	–	2,280
Georgia Municipal Bond – I	150,101	171	296,416	(146,144)
Government Money Market*- A	9,823,336	25,309	49,098,826	(39,250,181)
Government Money Market*- B	106,702	463	812,524	(705,359)
Government Securities – A	23,399,450	768,858	11,228,802	12,939,506
Government Securities – C	3,129,642	23,845	383,346	2,770,141
Government Securities – I	2,023,681	44,940	1,989,690	78,931
Growth Leaders – A	1,132,459	–	369,546	762,913
Growth Leaders – C	66,619	–	55,637	10,982
Growth Leaders – I	–	–	–	–
International Equity – A	909,326	185,733	1,413,725	(318,666)
International Equity – B	3,260	–	74,118	(70,858)
International Equity – C	25,838	307	45,265	(19,120)
International Equity – I	71,467	12,139	50,002	33,604
Mid Cap Growth – A	322,133	–	1,050,716	(728,583)
Mid Cap Growth – B	2,031	–	87,981	(85,950)
Mid Cap Growth – C	20,672	–	34,198	(13,526)
Mid Cap Growth – I	46,377	–	37,475	8,902
Mid Cap Value – A	1,848,462	30,450	2,307,475	(428,563)
Mid Cap Value – C	239,627	–	344,728	(105,101)
Mid Cap Value – I	1,045,933	46,760	1,374,872	(282,179)
Short Maturity Government - A	32,527,283	474,741	8,837,885	24,164,139
Short Maturity Government - S	19,050,877	137,218	2,108,499	17,079,596
Small Company – A	47,837,160	–	35,842,271	11,994,889
Small Company – B	59,966	–	2,784,600	(2,724,634)
Small Company – C	4,274,973	–	3,815,302	459,671
Small Company – I	35,427,158	–	4,481,831	30,945,327
Small/Mid Cap – A	47,105	–	25,788	21,317
Small/Mid Cap – C	9,042	–	3,783	5,259

	Notes to Financial Statements
	(Continued)

			Shares issued		Net increase
			in reinvestment		(decrease)
	Fiscal Period Ended 05/31/09		of dividends and	Shares	in Shares
	(Unaudited)	Shares Sold	distributions	reacquired	outstanding
	Small/Mid Cap – I	316	–	0	316
	Sustainable Core Opportunities – A	489,245	87,789	1,621,985	(1,044,951)
	Sustainable Core Opportunities – C	477	–	–	477
	Sustainable Core Opportunities – I	97,131	10,298	284,199	(176,770)
	Sustainable Growth Opportunities** – A	324,778	607,893	907,396	25,275
	Sustainable Growth Opportunities** – C	789	128	–	917
	Sustainable Growth Opportunities** – I	12,786	6,374	7,659	11,501
	*Name change. Formerly the Sentinel U.S. Treasury Money Market Fund prior to February 3, 2009.
	**Name change. Formerly the Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.

				Shares issued		Net increase
			Shares issued	in reinvestment		(decrease)
			in Fund	of dividends and	Shares	in Shares
	Fiscal Period Ended 11/30/08	Shares Sold	Reorganizations	distributions	reacquired	outstanding
	Balanced - A	1,360,767	664,242	1,073,041	2,904,975	193,075
	Balanced - B	52,386	–	62,344	457,740	(343,010)
	Balanced - C	125,255	–	29,153	134,893	19,515
	Balanced - D	226	–	43,913	93,143	(49,004)
	Balanced - I	36,962	–	16,487	43,304	10,145
	Capital Growth - A	584,923	–	589,183	1,767,382	(593,276)
	Capital Growth - C	93,719	–	10,415	60,790	43,344
	Capital Growth - I	40,154	–	17,519	49,275	8,398
	Common Stock - A	2,796,281	–	1,695,215	4,497,511	(6,015)
	Common Stock - B	32,834	–	52,076	483,831	(398,921)
	Common Stock - C	225,026	–	28,339	179,319	74,046
	Common Stock - I	2,985,544	–	64,772	1,363,934	1,686,382
	Conservative Allocation - A	1,937,113	3,187,788	134,377	1,553,787	3,705,491
	Conservative Allocation - B	104,584	662,373	28,157	380,359	414,755
	Conservative Allocation - C	314,740	370,836	20,481	196,593	509,464
	Georgia Municipal Bond - A	105,500	–	764	30,288	75,976
	Georgia Municipal Bond - I	199,778	–	493	474,265	(273,994)
	Government Securities - A	17,883,278	4,196,675	1,109,993	9,884,500	13,305,446
	Government Securities - C	1,137,203	–	13,533	150,688	1,000,048
	Government Securities - I	3,086,570	–	64,560	4,106,665	(955,535)
	Growth Leaders - A	1,525,607	–	30,033	759,739	795,901
	Growth Leaders - C	170,648	–	1,481	79,495	92,634
	Growth Leaders - I	471,698	–	–	–	471,698
	International Equity - A	1,451,117	4,273,881	656,674	2,772,702	3,608,970
	International Equity - B	19,851	–	46,608	249,505	(183,046)
	International Equity - C	50,853	–	29,920	122,991	(42,218)
	International Equity - I	82,900	101,393	47,027	153,876	77,444
	Mid Cap Growth - A	987,700	–	–	1,554,196	(566,496)
	Mid Cap Growth - B	11,172	–	–	290,220	(279,048)
	Mid Cap Growth - C	49,904	–	–	99,772	(49,868)
	Mid Cap Growth - I	44,480	–	–	97,744	(53,264)
	Mid Cap Value - A	8,441,460	–	159,031	1,934,966	6,665,525
	Mid Cap Value - C	1,236,208	–	92,257	390,352	938,113
	Mid Cap Value - I	4,175,044	–	269,174	1,394,778	3,049,440
84

			Notes to Financial Statements
					(Continued)

			Shares issued		Net increase
		Shares issued	in reinvestment		(decrease)
		in Fund	of dividends and	Shares	in Shares
Fiscal Period Ended 11/30/08	Shares Sold	Reorganizations	distributions	reacquired	outstanding
Short Maturity Government - A	8,869,283	435,866	618,592	6,418,478	3,505,263
Short Maturity Government - C	417,905	–	338	26,996	391,247
Short Maturity Government – C*	–	–	–	437,784	(437,784)
Short Maturity Government - S	4,574,452	–	85,386	1,254,686	3,405,152
Small Company - A	51,107,896	–	15,047,122	63,389,804	2,765,214
Small Company - B	149,874	–	2,249,012	7,641,866	(5,242,980)
Small Company - C	5,298,220	–	2,759,347	6,328,768	1,728,799
Small Company - I	28,563,733	–	185,302	2,843,863	25,905,172
Small/Mid Cap – A**	231,115	–	–	53,725	177,390
Small/Mid Cap – C**	153,405	–	–	–	153,405
Small/Mid Cap – I**	200,000	–	–	–	200,000
Sustainable Core Opportunities – A***	563,487	–	–	1,774,699	(1,211,212)
Sustainable Core Opportunities – C***	1,961	–	–	–	1,961
Sustainable Core Opportunities – I***	707,535	–	–	4,093,423	(3,385,888)
Sustainable Emerging Companies – A***	196,874	–	–	738,172	(541,298)
Sustainable Emerging Companies – C***	94	–	–	–	94
Sustainable Emerging Companies – I***	4,196	–	–	19,640	(15,444)
U.S. Treasury Money Market - A	81,362,137	81,925,786	908,856	92,645,555	71,551,224
U.S. Treasury Money Market - B	4,210,805	–	20,329	2,501,990	1,729,144

* All outstanding shares of the Sentinel Short Maturity Government Fund Class C were converted into Sentinel Short Maturity Government Fund
Class A shares following the close of business on July 11, 2008.
** Commenced operations December 3, 2007.
*** Period begins on July 1, 2008. The fiscal year end for the Sentinel Sustainable Core Opportunities and Sentinel Sustainable Emerging Companies
Funds changed from June 30th to November 30th following the June 30, 2008 Annual Report.

			Shares issued		Net increase
		Shares issued	in reinvestment		(decrease)
		in Fund	of dividends and	Shares	in Shares
Fiscal Period Ended 6/30/08	Shares Sold	Reorganizations	distributions	reacquired	outstanding
Sustainable Core Opportunities – A*	1,243,085	16,236,535	10,155	1,626,578	15,863,197
Sustainable Core Opportunities – C^	37,092	–	–	–	37,092
Sustainable Core Opportunities – I*	817,354	4,216,459	4,353	844,401	4,193,765
Sustainable Emerging Companies – A**	777,965	1,853,129	–	2,351,384	279,710
Sustainable Emerging Companies – C^	31,259	–	–	–	31,259
Sustainable Emerging Companies – I**	8,704	141,991***	–	62,621	88,074
Citizens Administrative Class Shares
Prior to the Fund reorganizations***	15,994	–	–	91,052	(75,058)
Citizens Administrative Class Shares
reacquired upon conversion into Class I
Shares***	–	–	–	145,304	(145,304)

* Information prior to April 5, 2008 is based on the predecessor Citizens Value Fund.
** Information prior to April 5, 2008 is based on the predecessor Citizens Emerging Growth Fund.
*** Citizens Emerging Growth Fund Administrative Class shareholders were issued Sentinel Sustainable Emerging Companies Fund
Class I Shares as part of the Fund reorganizations effective as of the close of the New York Stock Exchange on April 4, 2008.
^ Commenced operations April 7, 2008.

						85

	Notes to Financial Statements
	(Continued)

	(6) Post Retirement Benefits:
	Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. At May 31, 2009 the
	projected obligation for such benefits had been accrued. The total liability as of May 31, 2009 is as follows:

	Sentinel Fund
	Balanced - A	$39,104
	Common Stock - A	207,637
	Government Securities - A	27,415
	Mid Cap Growth - A	30,868

	(7) Reorganizations:
	Pursuant to a Plan of Reorganization approved by shareholders on September 24, 2008, as of the close of business on October 3,
	2008, Sentinel Conservative Allocation Fund acquired the assets and assumed the liabilities of Sentinel High Yield Bond Fund in a
	tax-free reorganization in exchange for shares of the Sentinel Conservative Allocation Fund. The number of shares is presented in
	Note (5) and the value of shares issued by the Sentinel Conservative Allocation Fund is presented in the Statement of Changes in Net
	Assets and in the schedule below. Net assets and unrealized appreciation as of the reorganization date were as follows:
							Acquired Fund
						Total Net Assets	Unrealized
				Total Net Assets	Total Net Assets	of Acquiring Fund	Appreciation
	Acquiring Fund		Acquired Fund	of Acquired Fund	of Acquiring Fund	After Acquisition	(Depreciation)
	Sentinel Conservative Allocation Fund		Sentinel High Yield Bond	$33,981,702	$40,981,118	$74,962,820	$(7,507,381)
	Class A		Fund Class A
	Sentinel Conservative Allocation Fund		Sentinel High Yield Bond	7,034,376	7,985,143	15,019,519	833,104
	Class B		Fund Class B
	Sentinel Conservative Allocation Fund		Sentinel High Yield Bond	3,941,974	7,788,726	11,730,700	(397,256)
	Class C		Fund Class C
	Pursuant to an Agreement and Plan of Reorganization approved by shareholders on February 13, 2008, for the Institutional Class
	shares of the Citizens Value Fund, March 4, 2008, for the Citizens Emerging Growth Fund and Standard Class shares of the
	Citizens Value Fund and March 27, 2008, for the Citizens Core Growth Fund, as of the close of business on April 4, 2008, (1) Sentinel
	Sustainable Core Opportunities Fund acquired the assets and liabilities of Citizens Core Growth Fund and Citizens Value Fund, with
	the Sentinel Sustainable Core Opportunities Fund being the legal survivor and the Citizens Value Fund being the accounting survivor,
	and (2) Sentinel Sustainable Emerging Companies Fund acquired the assets and liabilities of Citizens Emerging Growth Fund and
	Citizens Small Cap Core Growth Fund, with the Sentinel Sustainable Emerging Companies Fund being the legal survivor and the
	Citizens Emerging Growth Fund being the accounting survivor, in reorganizations designed to be federal tax free in exchange for
	shares of Sentinel Sustainable Core Opportunities Fund and Sentinel Sustainable Emerging Companies Fund, respectively. The
	number of shares is presented in Note (5) and the value of shares issued by each of Sentinel Sustainable Core Opportunities Fund
	and Sentinel Sustainable Emerging Companies Fund is presented in the Statement of Changes in Net Assets and in the schedule
	below. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:
							Acquired Fund
						Total Net Assets	Unrealized
				Total Net Assets	Total Net Assets	of Acquiring Fund	Appreciation
	Acquiring Fund		Acquired Fund	of Acquired Fund	of Acquiring Fund	After Acquisition	(Depreciation)
	Sentinel Sustainable Core		Citizens Core Growth	$218,888,219	$51,531,510	$270,419,729	$63,014,273
	Opportunities Fund Class A		Standard Class
	Sentinel Sustainable Core		Citizens Core Growth	1,775,726	2,637,690	59,443,448	(414,345)
	Opportunities Fund Class I		Administrative Class
	Sentinel Sustainable Core		Citizens Core Growth	55,030,032	2,637,690	59,443,448	(33,060,765)
	Opportunities Fund Class I		Institutional Class
	Sentinel Sustainable Emerging		Citizens Small Cap Core	31,388,124	148,240,581	179,628,705	3,302,122
	Companies Fund Class A		Growth Standard Class

86

Notes to Financial Statements

(Continued)

Pursuant to an Agreement and Plan of Reorganization approved by shareholders on February 13, 2008, for the Citizens Balanced Fund and the Institutional Class shares of the Citizens Money Market Fund, and March 4, 2008, for the Citizens Global Equity Fund, Citizens Income Fund and the Standard Class shares of the Citizens Money Market Fund, as of the close of business on April 4, 2008, (1) Sentinel Balanced Fund acquired the assets and liabilities of Citizens Balanced Fund, (2) Sentinel Government Securities Fund acquired the assets and liabilities of Citizens Income Fund, (3) Sentinel International Equity Fund acquired the assets and liabilities of Citizens Global Income Fund and (4) Sentinel U.S. Treasury Money Market Fund acquired the assets and liabilities of Citizens Money Market Fund in reorganizations designed to be federal tax free in exchange for shares of Sentinel Balanced Fund, Sentinel Government Securities Fund, Sentinel International Equity Fund and Sentinel U.S. Treasury Money Market Fund, respectively. The number of shares is presented in Note (5) and the value of shares issued by each of Sentinel Balanced Fund, Sentinel Government Securities Fund, Sentinel International Equity Fund and Sentinel U.S. Treasury Money Market Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

					Acquired Fund
				Total Net Assets	Unrealized
		Total Net Assets	Total Net Assets	of Acquiring Fund	Appreciation
Acquiring Fund	Acquired Fund	of Acquired Fund	of Acquiring Fund	After Acquisition	(Depreciation)
Sentinel Balanced Fund	Citizens Balanced Fund	$11,292,171	$234,339,679	$245,631,850	$221,976
Class A	Standard Class
Sentinel Government Securities Fund	Citizens Income Fund	44,568,838	280,468,094	325,036,932	470,680
Class A	Standard Class
Sentinel International Equity Fund	Citizens Global Equity	85,605,902	138,123,871	223,729,773	13,500,816
Class A	Standard Class
Sentinel International Equity Fund	Citizens Global Equity	1,102,452	9,441,461	11,465,276	268,042
Class I	Administrative Class
Sentinel International Equity Fund	Citizens Global Equity	921,363	9,441,461	11,465,276	(998,608)
Class I	Institutional Class
Sentinel U.S. Treasury Money Market	Citizens Money Market	74,275,848	58,014,917	139,940,703	–
Fund Class A	Standard Class
Sentinel U.S. Treasury Money Market	Citizens Money Market	7,649,938	58,014,917	139,940,703	–
Fund Class A	Institutional Class

(8) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(9) Subsequent Events:

Effective July 31, 2009, the respective Class C shares of the Sentinel Sustainable Core Opportunities and Sentinel Sustainable Growth Opportunities Funds will be closed to new investors, new purchases and exchanges. At the close of business July 31, 2009, current shareholders of Class C shares in each Fund will have their shares automatically converted to Class A shares of that same Fund on the basis of relative net asset value per share of the two classes without the imposition of any sales load, fee or other charge. Affected shareholders will not incur any transaction costs in connection with this conversion. The Class A shares received in the conversion will remain subject to the Contingent Deferred Sales Charge (“CDSC”) of the Class C shares, and for this purpose, the time the Class C shares were held will be added to the holding period for the newly converted Class A shares.

This page intentionally left blank

Actual and Hypothetical Expenses for Comparison Purposes
(Unaudited)

Example		Recurring Fees for Services for Employee Benefit Plans
As a shareholder of one or more of the Sentinel Funds, you		The Sentinel Destinations platform offers participant record
incur two types of costs:		keeping services to employer-sponsored retirement plans such as 401(k), pension or profit sharing plans. Plans using the
(1) transaction costs, including sales charges (loads) on		Sentinel Destinations platform will be subject to additional fees
purchase payments; redemption fees; and exchange fees; and		for the services provided. Contact your financial advisor or
(2) ongoing costs, including management fees; distribution and		Sentinel Administrative Services, Inc. for more information
service (12b-1) fees; and other Fund expenses. The example for		regarding Sentinel Destinations.
each share class is intended to help you understand your
ongoing costs (in dollars) of investing in the Funds and to
compare these costs with the ongoing costs of investing in		Hypothetical Example for Comparison Purposes
other mutual funds.		The second line of each share class in the table beginning on the next page provides information about hypothetical account
Each example is based on an investment of $1,000 invested at		values and hypothetical expenses based on the actual expense
the beginning of the period and held for the entire period from		ratio of the share class and an assumed rate of return of 5%
12/01/08 through 05/31/09.		per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or
Actual Expenses		expenses you paid for the period. You may use this information
The first line of each share class in the table beginning on the		to compare the ongoing costs of investing in a specific Sentinel
next page provides information about actual account values and		Fund share class to other funds. To do so, compare this 5%
actual expenses. You may use the information in this line,		hypothetical example with the 5% hypothetical examples that
together with the amount you invested, to estimate the		appear in the shareholder reports of the other funds. As with
expenses that you paid over the period. Simply divide your		actual account values and expenses, the hypothetical account
account value by $1,000 (for example, an $8,600 account value		values and expenses shown in the table do not reflect any of
divided by $1,000 = 8.6), then multiply the result by the number		the recurring fees outlined above. If your account is subject to
in the first line under the heading entitled “Expenses Paid from		such fees, then the hypothetical account values at the end of
12/01/08 through 05/31/09” to estimate the expenses you paid on		the period shown and the hypothetical expenses paid for the
your account during this period.		period should be increased before comparing these amounts to

Certain Account Fees and Minimum Account Size		the corresponding amounts for other funds.
Certain participant accounts are subject to the following		Please note that the expenses shown in the table are meant to
recurring annual fees that are not included in the expenses		highlight your ongoing costs only and do not reflect any
shown in the table. If your account was subject to these fees,		transactional costs, such as sales charges (loads) or
then the actual account values at the end of the period would		redemption fees. Therefore, the second line of the table is
be lower and the actual expenses for the period would be		useful in comparing ongoing costs only, and will not help you
higher. Due to the expense of maintaining accounts with small		determine the relative total costs of owning different funds. In
balances, we reserve the right to charge an annual		addition, if these transactional costs were included, your costs
maintenance fee of up to $25 to any account that has a current		would have been higher.
value less than $1,000 and that has been open for at least 24 months. This fee will be deducted automatically from each
participant account in June of each year unless it is prepaid.

Miscellaneous Recurring Fees
Retirement Custodial Accounts
Annual Custodial Fee per Social Security Number	$15.00
Closeout Fee per Account	$15.00
Transfer of Assets per Transaction	$25.00
Service Fees
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check-writing checks	$25.00
Bounced check received for deposit	$25.00

89

	Expenses

	(Unaudited)
	Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table. More detailed expense data is
	contained in the financial statements and related notes.
				Total	Beginning	Ending	Annualized	Expenses Paid
			Total Return	Return	Account Value	Account Value	Expense	from 12/01/08
	Sentinel Fund	Fund Class	Description	Percentage	12/01/08	05/31/09	Ratio	through 05/31/09*
	Balanced
		A Shares	Actual	6.68	$1,000.00	$1,066.77	1.21	$6.23
			Hypothetical+	1.89	1,000.00	1,018.90	1.21	6.09
		B Shares	Actual	6.10	1,000.00	1,061.00	2.40	12.33
			Hypothetical+	1.30	1,000.00	1,012.96	2.40	12.04
		C Shares	Actual	6.15	1,000.00	1,061.47	2.38	12.23
			Hypothetical+	1.31	1,000.00	1,013.06	2.38	11.94
		D Shares	Actual	6.01	1,000.00	1,060.05	2.50	12.84
			Hypothetical+	1.25	1,000.00	1,012.47	2.50	12.54
		I Shares	Actual	6.48	1,000.00	1,064.77	1.81	5.51
			Hypothetical+	1.96	1,000.00	1,019.60	1.81	5.39
	Capital Growth
		A Shares	Actual	10.27	1,000.00	1,102.69	1.46	7.65
			Hypothetical+	1.76	1,000.00	1,017.65	1.46	7.34
		C Shares	Actual	9.33	1,000.00	1,093.34	3.17	16.54
			Hypothetical+	0.91	1,000.00	1,009.12	3.17	15.88
		I Shares	Actual	10.06	1,000.00	1,100.58	1.74	9.11
			Hypothetical+	1.63	1,000.00	1,016.26	1.74	8.75
	Common Stock
		A Shares	Actual	7.69	1,000.00	1,076.95	1.24	6.42
			Hypothetical+	1.88	1,000.00	1,018.75	1.24	6.24
		B Shares	Actual	6.95	1,000.00	1,069.49	2.71	13.98
			Hypothetical+	1.14	1,000.00	1,011.42	2.71	13.59
		C Shares	Actual	7.16	1,000.00	1,071.65	2.39	12.34
			Hypothetical+	1.30	1,000.00	1,013.01	2.39	11.99
		I Shares	Actual	7.95	1,000.00	1,079.46	0.79	4.10
			Hypothetical+	2.10	1,000.00	1,020.99	0.79	3.98
	Conservative Allocation
		A Shares	Actual	7.62	1,000.00	1,076.19	1.15	5.95
			Hypothetical+	1.92	1,000.00	1,019.20	1.15	5.79
		B Shares	Actual	7.16	1,000.00	1,071.56	2.13	11.00
			Hypothetical+	1.43	1,000.00	1,014.31	2.13	10.70
		C Shares	Actual	7.15	1,000.00	1,071.48	2.24	11.57
			Hypothetical+	1.38	1,000.00	1,013.76	2.24	11.25
	Georgia Municipal Bond
		A Shares	Actual	6.25	1,000.00	1,062.46	1.28	6.58
			Hypothetical+	1.85	1,000.00	1,018.55	1.28	6.44
		I Shares	Actual	6.55	1,000.00	1,065.46	0.68	3.50
			Hypothetical+	2.15	1,000.00	1,021.54	0.68	3.43
	Government Money Market^
		A Shares	Actual	0.02	1,000.00	1,000.21	0.42	2.09
			Hypothetical+	2.28	1,000.00	1,022.84	0.42	2.12
		B Shares	Actual	0.01	1,000.00	1,000.14	0.42	2.09
			Hypothetical+	2.28	1,000.00	1,022.84	0.42	2.12
	Government Securities
		A Shares	Actual	5.25	1,000.00	1,052.49	0.93	4.76
			Hypothetical+	2.03	1,000.00	1,020.29	0.93	4.68
		C Shares	Actual	4.77	1,000.00	1,047.65	1.88	9.60
			Hypothetical+	1.56	1,000.00	1,015.56	1.88	9.45
		I Shares	Actual	5.41	1,000.00	1,054.14	0.60	3.07
			Hypothetical+	2.19	1,000.00	1,021.94	0.60	3.02
	Growth Leaders
		A Shares	Actual	9.74	1,000.00	1,097.39	1.54	8.05
			Hypothetical+	1.72	1,000.00	1,017.25	1.54	7.75
		C Shares	Actual	8.85	1,000.00	1,088.53	3.24	16.87
			Hypothetical+	0.88	1,000.00	1,008.78	3.24	16.23
		I Shares	Actual	9.65	1,000.00	1,096.46	1.82	9.51
			Hypothetical+	1.59	1,000.00	1,015.86	1.82	9.15

	* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent
	fiscal half year (182)/365 (or 366).
	+ Hypothetical assumes a 5.00% annual return less expenses for the period.
	^ Name change. Formerly the U.S. Treasury Money Market Fund prior to February 3, 2009.

90

							Expenses
							(Continued)

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/08
Sentinel Fund	Fund Class	Description	Percentage	12/01/08	05/31/09	Ratio	through 05/31/09*

International Equity
	A Shares	Actual	17.84	$1,000.00	$1,178.44	1.65	$8.96
		Hypothetical+	1.67	1,000.00	1,016.70	1.65	8.30
	B Shares	Actual	16.68	1,000.00	1,166.82	3.60	19.45
		Hypothetical+	0.70	1,000.00	1,006.98	3.60	18.01
	C Shares	Actual	16.71	1,000.00	1,167.10	3.43	18.53
		Hypothetical+	0.78	1,000.00	1,007.83	3.43	17.17
	I Shares	Actual	17.96	1,000.00	1,179.60	1.52	8.26
		Hypothetical+	1.74	1,000.00	1,017.35	1.52	7.64

Mid Cap Growth
	A Shares	Actual	10.69	1,000.00	1,106.94	1.72	9.04
		Hypothetical+	1.64	1,000.00	1,016.36	1.72	8.65
	B Shares	Actual	9.66	1,000.00	1,096.60	3.67	19.18
		Hypothetical+	0.66	1,000.00	1,006.63	3.67	18.36
	C Shares	Actual	9.52	1,000.00	1,095.19	3.68	19.22
		Hypothetical+	0.66	1,000.00	1,006.58	3.68	18.41
	I Shares	Actual	10.73	1,000.00	1,107.28	1.53	8.04
		Hypothetical+	1.73	1,000.00	1,017.30	1.53	7.70

Mid Cap Value
	A Shares	Actual	13.22	1,000.00	1,132.18	1.81	9.62
		Hypothetical+	1.59	1,000.00	1,015.91	1.81	9.10
	C Shares	Actual	12.83	1,000.00	1,128.33	2.43	12.89
		Hypothetical+	1.28	1,000.00	1,012.81	2.43	12.19
	I Shares	Actual	13.64	1,000.00	1,136.43	0.92	4.90
		Hypothetical+	2.03	1,000.00	1,020.34	0.92	4.63

Short Maturity Government
	A Shares	Actual	3.56	1,000.00	1,035.57	0.95	4.82
		Hypothetical+	2.02	1,000.00	1,020.19	0.95	4.78
	S Shares	Actual	3.35	1,000.00	1,033.53	1.46	7.40
		Hypothetical+	1.76	1,000.00	1,017.65	1.46	7.34

Small Company
	A Shares	Actual	7.37	1,000.00	1,073.68	1.33	6.88
		Hypothetical+	1.83	1,000.00	1,018.30	1.33	6.69
	B Shares	Actual	6.82	1,000.00	1,068.24	2.42	12.48
		Hypothetical+	1.29	1,000.00	1,012.86	2.42	12.14
	C Shares	Actual	6.90	1,000.00	1,068.97	2.19	11.30
		Hypothetical+	1.40	1,000.00	1,014.01	2.19	11.00
	I Shares	Actual	7.53	1,000.00	1,075.31	0.80	4.14
		Hypothetical+	2.09	1,000.00	1,020.94	0.80	4.03

Small/Mid Cap
	A Shares	Actual	7.94	1,000.00	1,079.37	1.93	10.01
		Hypothetical+	1.53	1,000.00	1,015.31	1.93	9.70
	C Shares	Actual	7.87	1,000.00	1,078.67	2.14	11.09
		Hypothetical+	1.43	1,000.00	1,014.26	2.14	10.75
	I Shares	Actual	7.77	1,000.00	1,077.68	2.28	11.81
		Hypothetical+	1.36	1,000.00	1,013.56	2.28	11.45

Sustainable Core Opportunities
	A Shares	Actual	8.45	1,000.00	1,084.54	1.52	7.90
		Hypothetical+	1.74	1,000.00	1,017.35	1.52	7.64
	C Shares	Actual	5.04	1,000.00	1,050.35	7.59	38.80
		Hypothetical+	-1.29	1,000.00	987.09	7.59	37.60
	I Shares	Actual	8.70	1,000.00	1,087.02	0.87	4.53
		Hypothetical+	2.06	1,000.00	1,020.59	0.87	4.38

Sustainable Growth Opportunities^^
	A Shares	Actual	15.25	1,000.00	1,152.51	1.67	8.96
		Hypothetical+	1.66	1,000.00	1,016.60	1.67	8.40
	C Shares	Actual	11.69	1,000.00	1,116.85	7.81	41.22
		Hypothetical+	-1.40	1,000.00	985.99	7.81	38.67
	I Shares	Actual	13.81	1,000.00	1,138.11	3.87	20.63
		Hypothetical+	0.56	1,000.00	1,005.63	3.87	19.35
^^ Name change. Formerly the Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008.

								91

Information and Services for Shareholders

	Portfolio Proxy Voting Guidelines and Voting		To invest automatically
	Record		Sentinel offers a number of ways to invest automatically. To
	Sentinel Funds portfolio proxy voting guidelines, and		transfer money periodically from your checking or savings
	information on how the Funds voted proxies relating to		account into any Sentinel Fund:
portfolio securities during the most recent 12-month period
	ended June 30th, are available without charge on-line at www.		• Decide how much you would like to transfer. You may open
	sentinelinvestments.com and at www.sec.gov, or by calling		an Automatic Investment Plan account with as little as $50
	1-800-282-FUND (3863).		as long as you reach a minimum balance of $1,000 within
two years. (Sentinel Conservative Allocation Fund Automatic
Investment Plan minimums: $100. Special requirements
	Availability of Quarterly Schedule of Investments		apply to Class S shares of Sentinel Short Maturity
	Each Fund files its complete schedule of portfolio holdings with		Government Fund. See the Prospectus.)
the Securities and Exchange Commission for the first and third
	quarters of each fiscal year on Form N-Q. The Funds’ Forms		• Decide the frequency of your investment.
N-Q are available on the SEC’s website at www.sec.gov and
	may be reviewed and copied at the SEC’s Public Reference		• Shares will be purchased on or about the 5th of the month
	Room in Washington, D.C. (Call 1-800-SEC-0330 for more		unless otherwise specified. You will receive a confirmation
	information.)		of your automated transactions quarterly by mail.

• You can also choose to have the amount of your Automatic
	How to contact Sentinel		Investment Plan investments increase by any percentage
	By telephone		or dollar amount you specify. Increases can occur annually,
	Getting in touch with Sentinel Administrative Services, Inc.		semiannually, quarterly or monthly. Changes to the Plan
	(“Sentinel”) is as easy as making a telephone call, or going on		may be made over the phone.

	the internet.		There is no charge for these services.
You can contact Sentinel 24 hours a day by calling 1-800-282-
	FUND (3863). During normal Eastern Time business hours you		To dollar cost average
	may choose to speak with an Investor services representative,		When you transfer the same dollar amount through the
	or access OnCall 24, Sentinel’s account interaction service.		Automatic Investment Plan on a regular basis, you “dollar cost average.” This means you buy more shares when prices are
	The OnCall 24 menu provides quick, easy voice response or		low and fewer when prices are high. Assuming you continue
	telephone keypad access to a broad selection of Sentinel’s most		the program over time, this can reduce your average cost
	important information and services any time of the day or night.		per share. Dollar cost averaging does not guarantee a profit or protect against loss in a constantly declining market. If
	Over the internet		the strategy is discontinued when the value of shares is less
	If you prefer, you may access Sentinel service and account		than their cost, a loss may be incurred. That’s why you should
	information on the internet at www.sentinelinvestments.com.		consider your ability to continue such a program through
	You’ll find complete information about Sentinel products,		periods of declining markets. To establish a dollar cost
	services, performance and prices.		averaging plan:

	By mail		• Complete the Electronic Funds Transfer section of the
	Please be sure to include your name, address, account number		Application and select your frequency of investment.
and all other pertinent information. Mail your inquiry to the
	Sentinel Funds at these addresses:		• Allow at least one month for your first transfer to be made.

	Postal Deliveries:	Express Deliveries:	To invest by telephone
The Telephone Investment Service enables you to move money
	Sentinel Funds	Sentinel Funds	directly from your bank account to a Sentinel fund of your
	P.O. Box 1499	One National Life Drive	choice, automatically and at no charge. To have access to the
	Montpelier, VT 05601-1499	Montpelier, VT 05604	Telephone Investment Service:

	How to invest		• Complete the Telephone Investment Service section of the
	To open a new account		Application.
	Complete the application in the Prospectus which also contains		• You may use the Telephone Investment Service to transfer
	additional information about the Funds.		any amount from $50 to $50,000. Just call Sentinel.

	To add shares		To invest on the internet
	You may add shares to the same fund you own by sending a		To invest with Sentinel over the internet, simply access your
	check payable to the Sentinel Funds directly to Sentinel.		account on our website at www.sentinelinvestments.com and
follow the easy instructions you’ll find there.

92

Information and Services for Shareholders
(Continued)

The Government Direct Deposit Privilege	To make Systematic Exchanges
The Government Direct Deposit Privilege enables you to	You may ask to have shares liquidated in one Sentinel Fund and
purchase Fund shares automatically via direct deposit of your	purchased in one or more other Sentinel Funds automatically
federal salary, Social Security or certain veterans, military	every month. There is no charge for this service, and accounts
or other payments from the federal government. You may	need not be identically registered.
choose to deposit any amount from these payments (minimum
of $50.00). To enroll you must complete and return a Direct
Deposit Sign-Up Form to Sentinel for each type of payment	How to make changes
to be deposited. Contact Sentinel or the appropriate federal	Registration
agency for forms. Note that death or legal incapacity will	Call Sentinel for instructions.
terminate participation, and that should you wish to terminate
participation you’ll need to provide written notification to the	Address
appropriate federal agency.	Call Sentinel – or complete the address change section on the back of your account statement and return in the post paid
Payroll Savings Plan	return envelope. You may also change your address over the
The Payroll Savings Plan enables you to purchase Fund shares	internet at www.sentinelinvestments.com.
automatically on a regular basis (minimum of $50.00 per
transaction). Depending upon your employer’s direct deposit	The Reinstatement Privilege
program, you may have part or all of your paycheck invested	If you redeem shares, or receive a dividend or capital gain
in your existing Sentinel account electronically through the	distribution in cash and later want to reinvest that same
Automated Clearing House system each pay period. To begin	amount, you may do so within 90 days at no sales charge.
you’ll need to file an authorization form, available from Sentinel, with your employer’s payroll department. Note that you may
change amounts or cancel the Plan only by written notification	How to redeem shares
to your employer.	By telephone
Call Sentinel before the close of business on any day the New
How to exchange shares among Sentinel Funds	York Stock Exchange is open to redeem shares at that day’s
To make a telephone exchange	closing net asset value.
Call Sentinel before the close of business on any day the	To redeem on the internet
New York Stock Exchange is open, to receive the net asset	To redeem shares over the internet, simply access your account
value (share price with no sales charge) at the close of that	on our website at www.sentinelinvestments.com and follow
business day.	the easy instructions you’ll find there. Note that all transaction
• There is no charge for telephone exchanges. The minimum	requests made in good order after the close of business on any
transaction is $1,000 unless exchanging to a Fund you	day the New York Stock Exchange is open will reflect prices at
already own.	the close of the next business day.

• No sales charge applies, except when new shares are	By Systematic Withdrawal Plan
exchanged from the Government Money Market Fund to	A Systematic Withdrawal Plan (SWP) allows you to specify
another Sentinel Fund.	an amount or a percentage to be mailed to you regularly or
deposited directly to your bank account. Accounts must have a
• New assets must remain in an account for a minimum of	minimum balance of $5,000 to qualify (except in Government
15 to 60 days before they can be exchanged to another fund.	Money Market Fund).
Refer to the Prospectus for short term trading restrictions.
• Note that to provide this income, the fund sells shares. If
• Accounts must be identically registered.	the amount of the Systematic Withdrawal Plan exceeds
the fund’s growth rate, withdrawals may deplete principal.
To exchange on the internet	Redemptions may reduce or even eventually exhaust your
To exchange shares over the internet, simply access your	account.
account on our website at www.sentinelinvestments.com and
follow the easy instructions you’ll find there. Note that all	• For retirement accounts for which Sentinel is agent for the
transaction requests made after the close of business on any	custodian, Systematic Withdrawal Plans based on a life
day the New York Stock Exchange is open will reflect prices at	expectancy or fixed percentage are available.
the close of the next business day.

To make a mail exchange	Other services, features and information
Explain the exchange you would like to make in writing and	Class I Shares
mail it to Sentinel. The exchange will take place on the day your	Class I Shares are only available to eligible investors. In
request is received in good order.	addition, not all of the account and investment options
described here are available for Class I Shares. Refer to the
Class I Shares prospectus or call Sentinel for more information about Class I Shares.
93

Information and Services for Shareholders
(Continued)

	Automatic reinvestment	Get electronic delivery of Fund documents with
	Dividends and/or capital gains may be automatically reinvested	e-Delivery
	at net asset value (share price with no sales charge) in	Choosing e-Delivery will enable you to receive fund documents
	additional shares of the same fund or in the same class of	electronically via email – and help reduce the paper usage,
	another Sentinel Fund.	printing and postage costs which contribute to overall Fund
expenses. You will also receive your Sentinel Fund documents
	Distributions	earlier than you would by mail. You will be notified by email
	You may receive distributions in cash (check), or have them	when the items you’ve selected for e-Delivery are available. To
	deposited directly to your bank account.	enroll, log onto www.sentinelinvestments.com, go to “Sign up for eDelivery” on the right-hand side of the page and follow the
	Retirement accounts	prompts. Or, call Sentinel at 1-800-282-3863.
Most Sentinel funds may be used as investment vehicles for
your tax-deferred retirement plan. For an application and
	custodial agreement, call your financial advisor or Sentinel.	Transacting through an intermediary
	Sentinel as agent provides for the following types of accounts	If you transact through an intermediary, you must follow the
	invested in the Sentinel Funds:	intermediary’s procedures for transacting in the Funds. The
intermediary may have different procedures, account options
	• Individual Retirement Accounts (IRAs)	and/or transactional fees from those described here.

	• SIMPLE IRAs	Would you like to send a confidential comment to
	• Roth IRAs	the Sentinel Funds Chief Compliance Officer?
Go to www.sentinelinvestments.com, choose the “Contact
	• Roth Conversion IRAs	Us” tab near the top of the page, then click on the phrase
“Confidential Comment” located above the contact information
	• Coverdell ESA	box and follow the prompts.

• SEP IRAs

Confirmations
Every time a transaction takes place in your account, you will receive a confirmation of activity. Automated transactions are confirmed quarterly.

Portfolio Statements
The Portfolio Statement consolidates all accounts with the
same Tax Identification Number (TIN) and ZIP code. Other
shareholder accounts may be added upon request.

• You will receive your Portfolio Statement quarterly

• You will receive a statement in January which summarizes
all account activity for the prior year.

Average cost basis statements
Average cost basis statements are available for certain types of accounts. Call Sentinel for information.

Calculating the value of your account
Your Portfolio Statement shows the value of your account. You may also find your account balance by multiplying your fund’s net asset value (NAV) by the number of shares you own. Your
Fund’s NAV will be found under the Mutual Fund heading in the
Financial section of most major daily newspapers. If you prefer, you can also call Sentinel for your account balance information.

94

Directors

There are nine Directors of Sentinel Group Funds, Inc. Their names and other information about the seven independent Directors of
Sentinel Group Funds, Inc. are set forth below. Information concerning the two affiliated Directors is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Directors and is available, without charge, upon request by calling (800) 282-3863.

	Position and Length	Principal Occupation(s)
Name, Address, Age	of Time Served*	During Past Five Years	Public Directorships

Deborah G. Miller (59)	Director, since	Enterprise Catalyst Group (a management consulting firm)	Libby Glass – Director, since 2003;
National Life Drive	1995; Governance,	– Chief Executive Officer, since 2003; Ascendent Systems	Wittenberg University – Director,
Montpelier, VT 05604	Contracts &	(a voice and messaging systems company) – Chief	since 1998
	Nominating	Executive Officer, from 2005 to 2007; iCEO LLC
	Committee Chair,	(an employment agency ) – Chief Executive Officer,
	since March 2009	from 2000 to 2003

John Raisian, Ph.D. (59)	Director, since 1996	Hoover Institution at Stanford University – Economist,	None
Hoover Institution		since 1986
Stanford University
Serra and Galvez Streets
Stanford, CA 94305-6010

Nancy L. Rose (50)	Director, since 2003	Massachusetts Institute of Technology – Professor of	CRA International, Inc. (a consulting
National Life Drive		Economics, since 1985; National Bureau of Economic	firm) – Director, since 2004
Montpelier, VT 05604		Research – Director of Industrial Organization Research
Program, since 1990

Richard H. Showalter (61)	Director, since	Dartmouth-Hitchcock Alliance – Senior Vice President	None
National Life Drive	2003; Lead	and Chief Financial Officer, since 1985; Mary Hitchcock
Montpelier, VT 05604	Independent	Memorial Hospital -Senior Vice President and Treasurer
	Director since 2005	from 1985 to 2007; Dartmouth-Hitchcock Clinic – Senior
Vice President and Treasurer from 1999 to 2007; Dartmouth-
Hitchcock Medical Center – Treasurer, since 1995

Susan M. Sterne (63)	Director, since 1990;	Economic Analysis Associates, Inc. – President, since 1979	None
5 Glen Court	Audit, Compliance
Greenwich, CT 06830	& Pricing
Committee Chair,
since 2007

Angela E. Vallot (52)	Director, since	Vallot Consulting – President, since 2004; Colgate-	Mary-Mount Manhattan College –
370 Riverside Drive	1996; Governance,	Palmolive Company (a consumer products company)	Trustee, since 2004
Apt. 15E	Contracts &	– Vice President, from 2001 to 2003; Texaco, Inc.
New York, NY 10025	Nominating	(an integrated energy company) – Director of Diversity,
	Committee Chair,	from 1997 to 2001
from 2004 to
March 2009

Patanjali Varadarajan (47)	Director, since	Forbes – Editor, since 2008; New York University –	None
National Life Drive	December 3, 2008	Professor, since 2007; Hoover Institution – Research Fellow,
Montpelier, VT 05604		since 2007; The Wall Street Journal – Editor, from 2000
to 2007

* Each Director serves until his or her successor is duly elected and qualified, or until his or her death, resignation, or removal. The Board has a policy that at the March meeting of the Board after a Director attains the age of 72, such Director shall resign. The Directors are responsible for the oversight of the 16 Funds currently comprising Sentinel Group Funds, Inc.

95

Officers

The names of and other information relating to the two Directors who are officers and “interested persons” of the Funds as defined in the 1940 Act and to the other officers of the Funds is set forth below.

Position and Length
	Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships

	Thomas H. MacLeay (59)	Chair and Director,	National Life Holding Company (a mutual insurance	None
	National Life Drive	since 2003; Chief	company) and National Life – Chairman of the Board, since
	Montpelier, VT 05604	Executive Officer,	2002; President and Chief Executive Officer, from 2002 to
		from 2003 to 2005	December 31, 2008; President and Chief Operating Officer,
from 1996 to 2001; Sentinel Variable Products Trust
– Chairman, from 2004 to 2008; Chief Executive Officer,
from 2004 to 2005 ; NLV Financial Corporation- Chairman,
since 2002; President and Chief Executive Officer, from
2002 to 2008

	Christian W. Thwaites (51)	President, Chief	Advisor – President & Chief Executive Officer, since 2005;	None
	National Life Drive	Executive Officer	National Life – Executive Vice President, since 2005;
	Montpelier, VT 05604	and Director, since	Sentinel Variable Products Trust – President and Chief
		2005	Executive Officer, since 2005; Sentinel Financial Services
Company (“SFSC”) – Chief Executive Officer, since 2005;
President, from 2005 to 2006; Sentinel Administrative
Services, Inc. (“SASI”) – President & Chief Executive
Officer, since 2005; Sentinel Advisors Company (“SAC”)
and Sentinel Administrative Services Company (“SASC”)
– President & Chief Executive Officer, from 2005 to 2006;
Skandia Global Funds – Chief Executive Officer, from
1996 to 2004

	John Birch (59)	Chief Financial	Advisor – Chief Operating Officer, since 2005; SASI – Chief	N/A
	National Life Drive	Officer, since 2008	Operating Officer, since 2006; SASC – Chief Operating
	Montpelier, VT 05604		Officer, from 2005 to 2006; State Street Bank, Luxembourg
– Head of Transfer Agency, from 2004 to 2005; American
Skandia Investment Services, Inc. – Chief Operating Officer,
from 1997 to 2003

	Thomas P. Malone (53)	Vice President and	SASI– Vice President, since 2006; Sentinel Variable	N/A
	National Life Drive	Treasurer, since	Products Trust – Vice President and Treasurer, since
	Montpelier, VT 05604	1997	2000; SASC – Vice President, from 1998 to 2006

	John K. Landy (49)	Vice President,	SASI – Senior Vice President, since 2006; Sentinel Variable	N/A
	National Life Drive	since 2002	Products Trust – Vice President, since 2004; SASC – Senior
	Montpelier, VT 05604		Vice President, from 2004 to 2006; Vice President, from
1997 to 2004

	Scott G. Wheeler (44)	Assistant Vice	SASI – Vice President, since 2007; Assistant Vice President,	N/A
	National Life Drive	President	from 2006 to 2007; Sentinel Variable Products Trust –
	Montpelier, VT 05604	and Assistant	Assistant Vice President and Assistant Treasurer, since
		Treasurer,	2004; SASC – Assistant Vice President, from 1998 to 2006
since 1998

	Lisa F. Muller (42)	Secretary, since	National Life – Counsel, since 2008; Sentinel Variable	N/A
	National Life Drive	2008	Products Trust – Secretary, since 2008; State of Vermont,
	Montpelier, VT 05604		Department of Banking and Insurance – Assistant General
Counsel, from 2006 to 2008; Davis, Polk and Wardwell –
Associate, from 2005 to 2006 and from 1999 to 2002;
U.S. District Court N.D. Illinois – Clerk, from 2002 to 2004

	D. Russell Morgan (53)	Chief Compliance	Advisor; National Variable Annuity Account II; National	N/A
	National Life Drive	Officer, since 2004;	Variable Life Insurance Account – Chief Compliance
	Montpelier, VT 05604	Secretary, from	Officer, since 2004; Sentinel Variable Products Trust – Chief
		1988 to 2005	Compliance Officer, since 2004; Secretary, from 2000 to
2005; National Life – Assistant General Counsel, from 2001
to 2005; Senior Counsel, from 2000 to 2001; Equity Services,
Inc. – Counsel, from 1986 to 2005; Advisor, SFSC, SASC –
Counsel, from 1993 to 2005

* Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

96

Investment Adviser	Custodian and Dividend Paying Agent
Sentinel Asset Management, Inc.	State Street Bank & Trust Company - Kansas City

Principal Underwriter	Transfer Agent, Shareholder Servicing Agent
Sentinel Financial Services Company	and Administrator
Sentinel Administrative Services, Inc.
Counsel
Sidley Austin LLP

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

The financial information included herein is taken from the records of the Funds without examination by an independent registered public
accounting firm, who did not express an opinion thereon.	97

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Celebrating 75 years of Sentinel Common Stock Fund

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds and is available from your Sentinel wholesaler or www.sentinelinvestments.com. Please read the prospectus carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800.233.4332, sentinelinvestments.com.

Sentinel Investments®

One National Life Drive, Montpelier, VT 05604

43602 SF0104(0709)

This report is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Co., Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604 | 800.233.4332 | sentinelinvestments.com

ITEM 2. CODE OF ETHICS
Not applicable to this semi-annual report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to this semi-annual report.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable to this semi-annual report.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
The complete schedule of investments is included in Item 1 of this Form
N-CSR.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES
The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange
Commission.
There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal
Financial Officer pursuant to Rule 30a-2 under the Investment Company
Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By: /s/ Christian W. Thwaites
---------------------------------
Christian W. Thwaites,
President & Chief Executive Officer

Date: August 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christian W. Thwaites
---------------------------------
Christian W. Thwaites,
President & Chief Executive Officer

By: /s/ John Birch
--------------------------
John Birch,
Chief Financial Officer

Date: August 5, 2009